UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 93.3% of Net Assets
NON-CONVERTIBLE BONDS – 89.9%
Aerospace & Defense – 0.1%
Bombardier, Inc., 6.300%, 5/01/2014, 144A		$150,000	$146,625
Bombardier, Inc., 7.350%, 12/22/2026	CAD	6,785,000	6,496,606
Bombardier, Inc., 7.450%, 5/01/2034, 144A		17,130,000	16,873,050

			23,516,281

Airlines – 1.2%
American Airlines, Inc., 7.324%, 10/15/2009		1,255,000	1,239,312
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011		2,251,517	2,217,519
Continental Airlines, Inc., Series 1997-4B, 6.900%, 1/02/2017		5,211,769	5,003,298
Continental Airlines, Inc., Series 1998-1, Class B, 6.748%, 3/15/2017		9,275,633	8,858,230
Continental Airlines, Inc., Series 1999-1B, 6.795%, 8/02/2018		4,483,283	4,259,119
Continental Airlines, Inc., Series 1999-1C, 6.954%, 8/02/2009		5,173,814	5,083,272
Continental Airlines, Inc., Series 1999-2, Class B, 7.566%, 3/15/2020		4,623,933	4,485,215
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 4/02/2018		7,201,340	7,156,331
Continental Airlines, Inc., Series 2001-1B, 7.373%, 12/15/2015		3,754,805	3,614,000
Continental Airlines, Inc., Series 96-A, Class B, 6.940%, 10/15/2013		356,400	351,054
Continental Airlines, Inc., Series 971-A, Class B, 7.461%, 4/01/2015		7,968,815	7,749,673
Continental Airlines, Inc., Series A, 5.983%, 4/19/2022		8,500,000	7,944,015
Delta Air Lines, Inc., 6.821%, 8/10/2022, 144A		2,500,000	2,400,000
Delta Air Lines, Inc., 8.954%, 8/10/2014, 144A		46,030,000	45,109,400
Northwest Airlines, Inc., Series 07-1, 8.028%, 11/01/2017		37,035,000	35,738,775
Qantas Airways Ltd., 5.125%, 6/20/2013, 144A		2,000,000	2,016,808
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A		44,235,000	45,505,606
United Air Lines, Inc.,, 6.636%, 7/02/2022		1,575,000	1,488,375

			190,220,002

Automotive – 2.1%
Cummins, Inc., 6.750%, 2/15/2027		2,547,000	2,593,467
Cummins, Inc., 7.125%, 3/01/2028		3,000,000	3,102,402
Ford Motor Co., 6.375%, 2/01/2029		1,195,000	794,675
Ford Motor Co., 6.500%, 8/01/2018(b)		2,240,000	1,649,200
Ford Motor Co., 6.625%, 2/15/2028		500,000	332,500
Ford Motor Co., 6.625%, 10/01/2028		62,410,000	41,502,650
Ford Motor Co., 7.125%, 11/15/2025		1,940,000	1,328,900
Ford Motor Co., 7.450%, 7/16/2031(b)		114,220,000	84,808,350
Ford Motor Co., 7.500%, 8/01/2026		795,000	564,450
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010		61,083,000	55,034,439
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		13,075,000	10,922,711
Ford Motor Credit Co. LLC, 7.250%, 10/25/2011		18,760,000	16,249,143
Ford Motor Credit Co. LLC, 7.375%, 10/28/2009		500,000	470,623
Ford Motor Credit Co. LLC, 7.875%, 6/15/2010		1,320,000	1,217,920
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016(b)		18,970,000	16,113,327
Ford Motor Credit Co. LLC, 8.625%, 11/01/2010		29,010,000	26,919,859
General Motors Corp., 7.400%, 9/01/2025		9,790,000	7,097,750

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Automotive – continued
General Motors Corp., 8.250%, 7/15/2023(b)		$71,690,000	$56,993,550
General Motors Corp., 8.375%, 7/15/2033(b)		3,445,000	2,773,225
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028		4,901,000	4,263,870

			334,733,011

Banking – 5.0%
BAC Capital Trust VI, 5.625%, 3/08/2035		35,170,000	30,037,888
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	38,370,000,000	41,389,017
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	2,816,000,000	91,859,534
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	48,070,000,000	52,376,041
Barclays Financial LLC, Series EMTN, 4.100%, 3/22/2010, 144A	THB	247,000,000	8,043,953
BNP Paribas SA, Series EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	273,109,870	21,648,155
HSBC Bank USA, Zero Coupon Bond, 4/18/2012, 144A	MYR	108,110,000	28,823,885
HSBC Bank USA, 3.310%, 8/25/2010, 144A		41,250,000	47,025,000
ICICI Bank Ltd.,, 6.375%, 4/30/2022, 144A(c)		12,345,000	11,174,904
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	699,525,000,000	56,587,607
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	248,433,920	20,083,670
JPMorgan Chase & Co., Zero Coupon Bond, 4/12/2012, 144A	IDR	59,941,995	43,728,778
JPMorgan Chase & Co., Zero Coupon Bond, 10/01/2012, 144A	BRL	241,667,000	103,269,061
JPMorgan Chase & Co., Series EMTN, Zero Coupon Bond, 6/08/2012, 144A	MYR	200,911,735	51,707,281
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A	IDR	152,206,784,000	12,840,953
Kreditanstalt fuer Wiederaufbau, Series EMTN, 10.000%, 10/27/2008	ISK	743,300,000	11,517,743
Rabobank Nederland, Series EMTN, 13.500%, 1/28/2008, 144A	ISK	11,530,000,000	183,269,557

			815,383,027

Brokerage – 0.3%
Merrill Lynch & Co., Inc., 10.710%, 3/08/2017	BRL	100,000,000	52,882,022

Building Materials – 0.5%
Owens Corning, Inc., 6.500%, 12/01/2016		17,070,000	15,631,665
Owens Corning, Inc., 7.000%, 12/01/2036		19,700,000	17,774,620
Ply Gem Industries, Inc., 9.000%, 2/15/2012(b)		1,925,000	1,491,875
USG Corp., 6.300%, 11/15/2016		34,370,000	31,049,617
USG Corp., 7.750%, 1/15/2018		17,605,000	17,508,261

			83,456,038

Chemicals – 0.5%
Borden, Inc., 7.875%, 2/15/2023		29,454,000	22,090,500
Borden, Inc., 8.375%, 4/15/2016		2,785,000	2,255,850
Borden, Inc., 9.200%, 3/15/2021		11,255,000	9,004,000
Hercules, Inc., 6.500%, 6/30/2029		19,619,000	16,087,580
Methanex Corp., 6.000%, 8/15/2015		10,555,000	10,300,297
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028		9,000,000	8,865,000

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Chemicals – continued
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018		$9,095,000	$9,140,475

			77,743,702

Construction Machinery – 0.2%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013(b)		3,590,000	3,356,650
Joy Global, Inc., 6.625%, 11/15/2036		1,975,000	2,084,198
Toro Co., 6.625%, 5/01/2037		27,030,000	27,900,231
United Rentals North America, Inc., 7.000%, 2/15/2014		710,000	594,625

			33,935,704

Consumer Cyclical Services – 0.9%
Western Union Co., 6.200%, 11/17/2036(b)		154,180,000	147,978,418

Distributors – 0.0%
ONEOK, Inc., 6.000%, 6/15/2035		3,805,000	3,423,397

Electric – 2.8%
AES Corp., 7.750%, 3/01/2014(b)		4,875,000	4,911,562
AES Corp., 8.375%, 3/01/2011	GBP	1,990,000	3,925,643
Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036		50,030,000	45,780,702
Commonwealth Edison Co., 4.750%, 12/01/2011(e)		335,000	302,947
Dominion Resources, Inc., 5.950%, 6/15/2035		13,040,000	12,186,558
Dynegy Holdings, Inc., 7.125%, 5/15/2018		5,295,000	4,686,075
Dynegy Holdings, Inc., 7.625%, 10/15/2026		11,835,000	10,059,750
Dynegy Holdings, Inc., 7.750%, 6/01/2019(b)		600,000	553,500
Dynegy Holdings, Inc., 8.375%, 5/01/2016		2,000,000	1,955,000
Edison Mission Energy, 7.625%, 5/15/2027		23,200,000	21,808,000
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027(b)		11,581,000	12,896,879
Energy Future Holdings Corp., Series P, 5.550%, 11/15/2014		22,255,000	17,763,563
Enersis SA, 7.400%, 12/01/2016		4,250,000	4,605,636
ITC Holdings Corp., 5.875%, 9/30/2016, 144A		25,460,000	25,528,004
ITC Holdings Corp., 6.375%, 9/30/2036, 144A		37,955,000	36,563,608
MidAmerican Energy Holdings Co., 6.125%, 4/01/2036(b)		6,540,000	6,524,422
MidAmerican Energy Holdings Co., 6.500%, 9/15/2037		54,485,000	56,897,923
NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027(b)		23,775,000	20,922,000
Nisource Finance Corp., 6.400%, 3/15/2018		63,435,000	63,292,335
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A		2,240,896	2,339,496
Quezon Power Philippines Co., 8.860%, 6/15/2017		6,300,000	6,300,000
Salton Sea Funding Corp., Series E, 8.300%, 5/30/2011		1,554,314	1,725,926
Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018		218,038	241,939
Southern California Edison Co., 7.625%, 1/15/2010		2,000,000	2,122,824
SP Powerassets Ltd., 3.730%, 10/22/2010	SGD	1,000,000	704,978
Texas-New Mexico Power Co., 6.250%, 1/15/2009		1,000,000	1,011,173
Toledo Edison Co., 6.150%, 5/15/2037		13,195,000	12,295,615
TXU Corp., Series Q, 6.500%, 11/15/2024		57,056,000	41,617,217
TXU Corp., Series R, 6.550%, 11/15/2034		6,429,000	4,652,719
White Pine Hydro LLC, 6.310%, 7/10/2017(e)		9,175,000	9,606,317
White Pine Hydro LLC, 6.960%, 7/10/2037(e)		14,695,000	15,198,906

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Electric – continued
White Pine Hydro LLC, 7.260%, 7/20/2015(e)		$5,000,000	$5,183,215

			454,164,432

Entertainment – 0.7%
Six Flags, Inc., 9.625%, 6/01/2014(b)		9,545,000	7,039,437
Six Flags, Inc., 9.750%, 4/15/2013(b)		3,875,000	2,906,250
Time Warner, Inc., 6.500%, 11/15/2036		9,510,000	9,253,297
Time Warner, Inc., 6.625%, 5/15/2029		21,780,000	21,442,933
Time Warner, Inc., 6.950%, 1/15/2028		8,805,000	8,984,895
Time Warner, Inc., 7.625%, 4/15/2031		5,885,000	6,512,459
Time Warner, Inc., 7.700%, 5/01/2032		3,785,000	4,205,343
Viacom, Inc., Class B, 6.875%, 4/30/2036		55,225,000	55,375,543

			115,720,157

Food & Beverage – 1.0%
Aramark Services, Inc., 5.000%, 6/01/2012		2,115,000	1,818,900
Corn Products International , Inc., 6.625%, 4/15/2037		31,590,000	32,907,240
Dole Food Co., Inc., 8.625%, 5/01/2009		2,580,000	2,489,700
Kraft Foods, Inc., 6.500%, 8/11/2017		45,310,000	46,875,279
Kraft Foods, Inc., 6.500%, 11/01/2031(b)		14,990,000	14,703,676
Kraft Foods, Inc., 7.000%, 8/11/2037		36,870,000	38,724,745
Sara Lee Corp., 6.125%, 11/01/2032(b)		18,615,000	17,627,158

			155,146,698

Foreign Local Governments – 0.1%
Ontario Hydro, Zero Coupon Bond, 11/27/2020	CAD	1,507,000	844,452
Province of Alberta, 5.930%, 9/16/2016	CAD	19,849,554	21,556,461

			22,400,913

Government Guaranteed – 0.8%
Canada Housing Trust, 4.100%, 12/15/2008	CAD	130,265,000	132,070,588

Government Sponsored – 0.8%
Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012(b)		32,925,000	33,903,597
Federal National Mortgage Association, 2.290%, 2/19/2009	SGD	145,900,000	100,884,612

			134,788,209

Healthcare – 3.0%
Boston Scientific Corp., 5.450%, 6/15/2014		3,710,000	3,413,200
Boston Scientific Corp., 6.400%, 6/15/2016		14,305,000	13,446,700
Boston Scientific Corp., 7.000%, 11/15/2035		22,132,000	19,476,160
Covidien International Finance, 6.000%, 10/15/2017, 144A		24,890,000	25,754,529
Covidien International Finance, 6.550%, 10/15/2037, 144A		25,070,000	26,036,097
HCA, Inc., 5.750%, 3/15/2014		9,425,000	7,822,750
HCA, Inc., 6.250%, 2/15/2013		3,000,000	2,625,000
HCA, Inc., 6.300%, 10/01/2012(b)		2,500,000	2,225,000
HCA, Inc., 6.375%, 1/15/2015		10,625,000	8,978,125
HCA, Inc., 6.500%, 2/15/2016(b)		62,270,000	52,618,150
HCA, Inc., 7.050%, 12/01/2027		24,130,000	18,428,515
HCA, Inc., 7.190%, 11/15/2015		4,935,000	4,230,998
HCA, Inc., 7.500%, 12/15/2023		15,215,000	12,459,290
HCA, Inc., 7.500%, 11/06/2033		19,830,000	15,516,975
HCA, Inc., 7.580%, 9/15/2025		15,725,000	12,801,125
HCA, Inc., 7.690%, 6/15/2025		45,603,000	37,754,769
HCA, Inc., 7.750%, 7/15/2036		6,191,000	4,974,233

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Healthcare – continued
HCA, Inc., 8.360%, 4/15/2024	$8,009,000	$7,041,697
Hospira, Inc., 6.050%, 3/30/2017	15,175,000	15,247,886
Owens & Minor, Inc., 6.350%, 4/15/2016	4,710,000	4,806,574
Tenet Healthcare Corp., 6.875%, 11/15/2031	7,763,000	5,783,435
Tenet Healthcare Corp., 9.250%, 2/01/2015	560,000	518,000
WellPoint, Inc., 6.375%, 6/15/2037	191,190,000	187,817,217

		489,776,425

Healthcare Insurance – 0.1%
CIGNA Corp., 6.150%, 11/15/2036	20,530,000	19,048,042

Home Construction – 1.6%
Centex Corp., 5.250%, 6/15/2015	5,110,000	4,327,204
D.R. Horton, Inc., 5.250%, 2/15/2015	70,845,000	56,273,884
D.R. Horton, Inc., 5.625%, 9/15/2014	7,235,000	6,076,814
D.R. Horton, Inc., 5.625%, 1/15/2016	26,345,000	21,851,834
D.R. Horton, Inc., 6.500%, 4/15/2016(b)	1,975,000	1,713,555
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	6,430,000	4,404,550
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016(b)	20,420,000	13,885,600
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014(b)	5,099,000	3,569,300
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	4,050,000	2,835,000
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016(b)	1,650,000	1,155,000
K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013(b)	2,865,000	1,604,400
K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012	1,690,000	963,300
KB Home, 5.875%, 1/15/2015	895,000	771,937
Kimball Hill Homes, Inc., 10.500%, 12/15/2012(b)	2,565,000	820,800
Lennar Corp., Series B, 5.125%, 10/01/2010	3,495,000	2,999,049
Lennar Corp., Series B, 5.500%, 9/01/2014	18,630,000	14,115,262
Lennar Corp., Series B, 5.600%, 5/31/2015	8,112,000	6,181,522
Lennar Corp., Series B, 6.500%, 4/15/2016(b)	40,810,000	31,928,561
Pulte Homes, Inc., 5.200%, 2/15/2015	6,790,000	5,616,410
Pulte Homes, Inc., 6.000%, 2/15/2035(b)	63,520,000	47,895,287
Pulte Homes, Inc., 6.375%, 5/15/2033	17,205,000	13,034,078
Stanley-Martin Communities LLC, 9.750%, 8/15/2015	5,185,000	3,111,000
Toll Brothers Finance Corp., 5.150%, 5/15/2015(b)	7,935,000	7,200,695

		252,335,042

Independent Energy – 2.2%
Anadarko Petroleum Corp., 5.950%, 9/15/2016	53,650,000	54,628,039
Anadarko Petroleum Corp., 6.450%, 9/15/2036	76,885,000	78,294,763
Bruce Mansfield Unit, 6.850%, 6/01/2034	95,735,000	98,533,334
Chesapeake Energy Corp., 6.500%, 8/15/2017	3,820,000	3,686,300
Chesapeake Energy Corp., 6.875%, 11/15/2020	13,805,000	13,252,800
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A	40,310,000	40,259,613
Pioneer Natural Resources Co., 5.875%, 7/15/2016	10,275,000	9,458,569
Pioneer Natural Resources Co., 6.875%, 5/01/2018	1,550,000	1,498,889
Pioneer Natural Resources Co., 7.200%, 1/15/2028	5,165,000	4,655,251
Talisman Energy, Inc., 5.850%, 2/01/2037	12,155,000	11,364,828
Talisman Energy, Inc., 6.250%, 2/01/2038	32,435,000	31,609,821
XTO Energy, Inc., 6.100%, 4/01/2036	2,165,000	2,113,514
XTO Energy, Inc., 6.750%, 8/01/2037	11,225,000	12,040,272

		361,395,993

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Industrial Other – 0.2%
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A		$26,410,000	$25,876,888

Integrated Energy – 0.0%
PF Export Receivables Master Trust, 6.436%, 6/01/2015, 144A		1,815,600	1,830,760

Life Insurance – 0.5%
ASIF Global Financing XXVII, 2.380%, 2/26/2009, 144A	SGD	38,400,000	26,377,435
Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A		57,985,000	56,839,216

			83,216,651

Local Authorities – 1.7%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034		21,965,000	20,665,990
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	109,725,000	92,832,610
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046		183,475,000	159,250,796

			272,749,396

Media Cable – 2.5%
Comcast Corp., 5.500%, 3/15/2011		3,000,000	3,028,671
Comcast Corp., 5.650%, 6/15/2035		61,435,000	56,234,097
Comcast Corp., 6.450%, 3/15/2037		61,395,000	62,511,222
Comcast Corp., 6.500%, 11/15/2035		37,670,000	38,439,937
Comcast Corp., 6.950%, 8/15/2037		203,210,000	219,318,863
CSC Holdings, Inc., 7.875%, 2/15/2018		1,550,000	1,449,250
Shaw Communications, Inc., 5.700%, 3/02/2017	CAD	12,775,000	12,303,583
Virgin Media Finance Plc, 9.125%, 8/15/2016		500,000	495,000
Virgin Media Finance Plc, 9.750%, 4/15/2014	GBP	6,005,000	11,535,181

			405,315,804

Media Non-Cable – 1.0%
Clear Channel Communications, Inc., 4.900%, 5/15/2015(b)		13,770,000	10,044,389
Clear Channel Communications, Inc., 5.500%, 9/15/2014		4,165,000	3,174,709
Clear Channel Communications, Inc., 5.500%, 12/15/2016(b)		13,675,000	9,964,138
Clear Channel Communications, Inc., 5.750%, 1/15/2013		2,080,000	1,722,319
Clear Channel Communications, Inc., 6.875%, 6/15/2018		1,095,000	878,364
News America, Inc., 6.150%, 3/01/2037		64,380,000	62,190,372
News America, Inc., 6.200%, 12/15/2034		17,665,000	17,413,980
News America, Inc., 6.400%, 12/15/2035		29,275,000	29,615,937
Tribune Co., 5.250%, 8/15/2015(b)		40,425,000	23,663,218

			158,667,426

Metals & Mining – 0.3%
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A		13,180,000	10,807,600
Newmont Mining Corp., 5.875%, 4/01/2035(b)		5,621,000	4,941,719
United States Steel Corp., 6.050%, 6/01/2017		9,420,000	8,853,227
United States Steel Corp., 6.650%, 6/01/2037		5,525,000	4,928,543
United States Steel Corp., 7.000%, 2/01/2018		22,600,000	22,448,851

			51,979,940

Mortgage Related – 0.3%
Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031		384,608	377,962
Queensland Treasury Corp., 7.125%, 9/18/2017, 144A	NZD	60,170,000	45,083,523

			45,461,485

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Consumer – 4.7%
American General Finance Corp., Series MTN, 6.900%, 12/15/2017		$305,415,000	$305,720,415
Countrywide Financial Corp., 2.619%, 5/15/2037, 144A(c)		36,649,000	26,742,775
Countrywide Financial Corp., Series A, 1.743%, 4/15/2037, 144A(c)		13,884,000	10,826,743
Countrywide Financial Corp., Series MTNA, 5.211%, 12/19/2008(c)		5,670,000	4,636,626
Countrywide Home Loans, Inc., 4.000%, 3/22/2011		16,188,000	11,688,610
Residential Capital LLC, 6.375%, 5/17/2013	GBP	57,435,000	62,881,573
Residential Capital LLC, 7.625%, 11/21/2008		1,280,000	1,017,600
Residential Capital LLC, 7.875%, 6/30/2010		5,670,000	3,628,800
Residential Capital LLC, 8.000%, 6/01/2012		3,905,000	2,401,575
Residential Capital LLC, 8.000%, 4/17/2013		165,035,000	101,496,525
Residential Capital LLC, 8.375%, 6/30/2015		16,635,000	10,064,175
Residential Capital LLC, Series EMTN, 9.375%, 7/01/2014	GBP	25,920,000	29,409,926
SLM Corp., 5.050%, 11/14/2014		26,324,000	22,752,992
SLM Corp., 6.500%, 6/15/2010	NZD	1,010,000	700,755
SLM Corp., Series A, 5.000%, 10/01/2013		40,775,000	35,739,614
SLM Corp., Series A, 5.000%, 6/15/2018		19,733,000	15,780,026
SLM Corp., Series A, 5.375%, 5/15/2014		28,800,000	25,605,302
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		53,696,000	45,793,184
SLM Corp., Series A, MTN, 5.625%, 8/01/2033		34,315,000	26,523,299
SLM Corp., Series EMTN, 4.750%, 3/17/2014	EUR	2,000,000	2,329,339
SLM Corp., Series MTNA, 5.375%, 1/15/2013		8,245,000	7,375,540

			753,115,394

Non-Captive Diversified – 4.2%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		7,068,000	6,051,318
CIT Group, Inc., 5.000%, 2/13/2014(b)		4,550,000	4,005,565
CIT Group, Inc., 5.125%, 9/30/2014		10,370,000	9,134,622
CIT Group, Inc., 5.500%, 12/01/2014	GBP	19,185,000	32,188,047
CIT Group, Inc., 5.600%, 4/27/2011		10,435,000	10,047,621
CIT Group, Inc., 6.000%, 4/01/2036		500,000	404,420
CIT Group, Inc., 7.625%, 11/30/2012		342,170,000	346,825,565
CIT Group, Inc., Series EMTN, 5.500%, 12/20/2016	GBP	13,450,000	21,642,955
GMAC Canada Ltd., Series EMTN, 6.625%, 12/17/2010	GBP	500,000	865,911
GMAC LLC, 5.625%, 5/15/2009(b)		2,040,000	1,924,671
GMAC LLC, 6.000%, 12/15/2011		76,300,000	63,991,284
GMAC LLC, 6.625%, 5/15/2012		30,235,000	25,134,869
GMAC LLC, 6.750%, 12/01/2014		45,642,000	36,812,509
GMAC LLC, 6.875%, 9/15/2011		8,945,000	7,652,394
GMAC LLC, 6.875%, 8/28/2012		5,430,000	4,550,145
GMAC LLC, 7.000%, 2/01/2012		11,345,000	9,625,382
GMAC LLC, 8.000%, 11/01/2031(b)		40,030,000	33,580,166
iStar Financial, Inc., 5.150%, 3/01/2012		29,155,000	25,196,247
iStar Financial, Inc., 5.375%, 4/15/2010		6,905,000	6,392,435
iStar Financial, Inc., 5.650%, 9/15/2011		25,710,000	22,975,047
iStar Financial, Inc., 5.800%, 3/15/2011		5,305,000	4,752,442
iStar Financial, Inc., 5.950%, 10/15/2013		14,665,000	12,778,964
iStar Financial, Inc., Series B, 5.125%, 4/01/2011		2,330,000	2,077,016

			688,609,595

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Finance – 2.2%
General Electric Capital Corp., 6.500%, 9/28/2015	NZD	266,148,000	$186,239,145
General Electric Capital Corp., Series EMTN, 1.725%, 6/27/2008	SGD	4,250,000	2,937,742
General Electric Capital Corp., Series EMTN, 6.750%, 9/26/2016	NZD	72,385,000	51,872,442
General Electric Capital Corp., Series GMTN, 2.960%, 5/18/2012	SGD	5,400,000	3,673,812
General Electric Capital Corp., Series GMTN, 3.485%, 3/08/2012	SGD	150,000,000	104,322,345

			349,045,486

Oil Field Services – 0.2%
North American Energy Partners, Inc., 8.750%, 12/01/2011		12,530,000	12,373,375
Weatherford International Ltd., 6.500%, 8/01/2036		20,375,000	20,347,371

			32,720,746

Packaging – 0.1%
Owens-Illinois, Inc., 7.800%, 5/15/2018		23,567,000	23,979,423

Paper – 1.4%
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018		11,675,000	7,676,312
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028		14,820,000	9,521,850
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029		4,215,000	2,876,738
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030		47,185,000	32,321,725
Avenor, Inc., 10.850%, 11/30/2014	CAD	450,000	354,009
Bowater, Inc., 6.500%, 6/15/2013(b)		3,880,000	2,851,800
Georgia-Pacific Corp., 7.250%, 6/01/2028		25,782,000	22,688,160
Georgia-Pacific Corp., 7.375%, 12/01/2025(b)		31,207,000	27,462,160
Georgia-Pacific Corp., 7.700%, 6/15/2015		95,000	93,575
Georgia-Pacific Corp., 7.750%, 11/15/2029		80,700,000	73,840,500
Georgia-Pacific LLC, 8.000%, 1/15/2024(b)		20,258,000	18,839,940
Georgia-Pacific LLC, 8.875%, 5/15/2031(b)		24,697,000	23,832,605
International Paper Co., 4.250%, 1/15/2009		2,000,000	1,979,748
Jefferson Smurfit Corp., 7.500%, 6/01/2013(b)		4,990,000	4,777,925

			229,117,047

Pharmaceuticals – 2.2%
Astrazeneca Plc, 6.450%, 9/15/2037		228,855,000	250,750,931
Elan Financial Plc, 7.750%, 11/15/2011		64,556,000	60,682,640
Elan Financial Plc, 8.875%, 12/01/2013		41,925,000	41,296,125

			352,729,696

Pipelines – 2.8%
Colorado Interstate Gas Co., 5.950%, 3/15/2015		1,099,000	1,087,257
Colorado Interstate Gas Co., 6.800%, 11/15/2015		3,670,000	3,820,327
DCP Midstream LP, 6.450%, 11/03/2036, 144A		27,200,000	26,462,064
El Paso Corp., 6.950%, 6/01/2028		11,959,000	11,321,286
El Paso Corp., 7.420%, 2/15/2037		2,045,000	1,987,394
El Paso Corp., 7.750%, 1/15/2032		1,500,000	1,522,616
El Paso Corp., 7.800%, 8/01/2031		1,000,000	1,014,857
Energy Transfer Partners LP, 6.125%, 2/15/2017		7,325,000	7,122,998
Energy Transfer Partners LP, 6.625%, 10/15/2036		14,235,000	13,643,493
Enterprise Products Operating LP, 6.300%, 9/15/2017		25,030,000	25,609,645
Kinder Morgan Energy Partners, LP, 5.800%, 3/15/2035		778,000	704,265
Kinder Morgan Finance, 5.700%, 1/05/2016		14,160,000	12,817,646

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Pipelines – continued
Kinder Morgan Finance, 6.400%, 1/05/2036		$78,104,000	$64,502,267
Kinder Morgan, Inc., 6.670%, 11/01/2027		6,720,000	5,860,492
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015		16,530,000	14,545,293
KN Capital Trust III, 7.630%, 4/15/2028		4,740,000	4,275,480
NGPL Pipeco LLC, 7.119%, 12/15/2017, 144A		117,630,000	120,611,685
ONEOK Partners LP, 6.650%, 10/01/2036		12,495,000	12,634,694
Plains All American Pipeline LP, 6.125%, 1/15/2017		28,845,000	29,233,196
Plains All American Pipeline LP, 6.650%, 1/15/2037		62,130,000	62,527,321
Southern Natural Gas Co., 7.350%, 2/15/2031		4,695,000	4,902,341
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(b)		7,900,000	7,974,916
Williams Cos., Inc., 7.500%, 1/15/2031		13,985,000	15,033,875

			449,215,408

Property & Casualty Insurance – 1.2%
Allstate Corp., 5.950%, 4/01/2036		7,745,000	7,267,451
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014		46,320,000	45,110,816
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015		34,729,000	33,617,012
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033		49,522,000	43,140,645
St. Paul Travelers Co., Inc., 6.750%, 6/20/2036		6,850,000	7,148,420
Travelers Cos., Inc., 6.250%, 6/15/2037		42,880,000	41,534,083
Travelers Property Casualty Corp., 6.375%, 3/15/2033		1,000,000	989,121
Willis North America, Inc., 6.200%, 3/28/2017		12,000,000	11,973,588

			190,781,136

Railroads – 0.3%
CSX Corp., 6.000%, 10/01/2036(b)		46,468,000	42,173,892
CSX Corp., 6.250%, 3/15/2018		5,000,000	5,025,535
Missouri Pacific Railroad Co., 5.000%, 1/01/2045		7,804,000	5,306,720

			52,506,147

Real Estate Investment Trusts – 0.4%
Colonial Realty LP, 6.050%, 9/01/2016		3,980,000	3,691,530
First Industrial LP, 5.950%, 5/15/2017		7,750,000	7,514,749
Highwoods Properties, Inc., 5.850%, 3/15/2017		43,105,000	40,557,408
Highwoods Properties, Inc., 7.500%, 4/15/2018		5,640,000	5,914,346
iStar Financial, Inc., Series REGS, 5.700%, 3/01/2014		5,855,000	4,902,421

			62,580,454

Restaurants – 0.0%
McDonald’s Corp., 3.628%, 10/10/2010	SGD	3,750,000	2,652,443

Retailers – 2.1%
Dillard’s, Inc., 6.625%, 1/15/2018		1,920,000	1,519,728
Dillard’s, Inc., 7.000%, 12/01/2028		4,255,000	3,106,150
Dillard’s, Inc., 7.130%, 8/01/2018		1,740,000	1,400,700
Dillard’s, Inc., 7.750%, 7/15/2026		7,182,000	5,530,140
Dillard’s, Inc., 7.750%, 5/15/2027		1,000,000	770,000
Foot Locker, Inc., 8.500%, 1/15/2022		14,269,000	13,127,480
Home Depot, Inc., 5.875%, 12/16/2036		129,734,000	109,482,652
J.C. Penney Co., Inc., Senior Note, 6.375%, 10/15/2036		86,998,000	77,742,631
J.C. Penney Corp., Inc., 7.125%, 11/15/2023		1,933,000	1,992,546
Lowes Cos., Inc., 6.650%, 9/15/2037		55,705,000	56,495,677
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		25,305,000	22,054,725
Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027		7,415,000	6,915,259

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Retailers – continued
Toys R Us, Inc., 7.375%, 10/15/2018		$35,990,000		$26,002,775
Toys R Us, Inc., 7.875%, 4/15/2013(b)		11,255,000		8,694,487

				334,834,950

Sovereigns – 15.4%
Canadian Government, 4.000%, 6/01/2016	CAD	35,000,000		35,537,261
Canadian Government, 4.250%, 9/01/2008	CAD	721,935,000		732,965,731
Canadian Government, 4.250%, 12/01/2008	CAD	474,235,000		482,019,191
Canadian Government, 4.250%, 9/01/2009	CAD	73,725,000		75,228,708
Canadian Government, 5.750%, 6/01/2033(b)	CAD	48,845,000		62,259,496
Canadian Government, Series WH31, 6.000%, 6/01/2008(b)	CAD	58,550,000		59,820,724
Indonesia Treasury Bond, Zero Coupon Bond, 11/20/2012	IDR	37,800,300		25,877,661
Indonesia Treasury Bond, 9.500%, 7/15/2023	IDR	1,000,000		967,846
Indonesia Treasury Bond, 10.250%, 7/15/2022	IDR	14,515,600		15,038,363
Indonesia Treasury Bond, 10.250%, 7/15/2027	IDR	2,500,000		2,554,796
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	4,585,000	(††)	41,593,217
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	42,372,800	(††)	380,661,429
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	10,500,000	(††)	100,081,086
New South Wales Treasury Corp., 6.000%, 5/01/2012	AUD	87,640,000		73,351,724
New South Wales Treasury Corp., 7.000%, 12/01/2010	AUD	165,565,000		144,325,657
Republic of Brazil, 8.875%, 4/15/2024(b)		32,625,000		41,596,875
Republic of Brazil, 10.250%, 1/10/2028(b)	BRL	96,195,000		51,880,449
Republic of Brazil, 12.500%, 1/05/2016(b)	BRL	17,305,000		10,596,882
Republic of Brazil, 12.500%, 1/05/2022	BRL	114,735,000		71,870,520
Republic of Peru, 6.438%, 3/07/2017(b)(c)		2,829,000		2,800,710
Republic of South Africa, 13.000%, 8/31/2010(b)	ZAR	500,585,000		79,317,491

				2,490,345,817

Supermarkets – 0.9%
Albertson’s, Inc., 6.625%, 6/01/2028		17,485,000		15,382,656
Albertson’s, Inc, 7.450%, 8/01/2029		95,790,000		92,192,032
Albertson’s, Inc., 7.750%, 6/15/2026		18,430,000		18,229,463
Albertson’s, Inc., 8.000%, 5/01/2031(b)		9,680,000		9,820,089
Albertson’s, Inc., 8.700%, 5/01/2030		2,995,000		3,190,837

				138,815,077

Supranational – 3.9%
Eurofima, Series EMTN, 10.000%, 11/03/2008	ISK	475,000,000		7,333,440
European Investment Bank, Zero Coupon Bond, 9/12/2008, 144A	BRL	10,732,465		5,579,507
European Investment Bank, Zero Coupon Bond, 3/10/2021	AUD	148,280,000		54,670,493
European Investment Bank, 4.600%, 1/30/2037, 144A	CAD	200,000,000		202,559,400
Inter-American Development Bank, Series EMTN, Zero Coupon Bond, 5/11/2009	BRL	297,000,000		138,071,629
Inter-American Development Bank, Series EMTN, 6.000%, 12/15/2017	NZD	184,525,000		127,586,785
Inter-American Development Bank, Series GMTN, 6.250%, 6/22/2016	NZD	17,875,000		12,593,511

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Supranational – continued
Nordic Invest Bank, 13.000%, 9/12/2008	ISK	5,343,100,000	$84,060,486

			632,455,251

Technology – 2.6%
Affiliated Computer Services, Inc., 5.200%, 6/01/2015		115,000	99,044
Agilent Technologies, Inc., 6.500%, 11/01/2017		57,300,000	58,207,002
Amkor Technology, Inc., 7.125%, 3/15/2011(b)		8,785,000	8,367,713
Amkor Technology, Inc., 7.750%, 5/15/2013		11,545,000	10,881,162
Arrow Electronics, Inc., 6.875%, 7/01/2013		17,380,000	18,524,803
Arrow Electronics, Inc., 6.875%, 6/01/2018		5,000,000	5,322,740
Avnet, Inc., 5.875%, 3/15/2014		36,145,000	36,534,137
Avnet, Inc., 6.000%, 9/01/2015		50,685,000	50,596,200
Avnet, Inc., 6.625%, 9/15/2016		15,225,000	15,965,833
Corning, Inc., 5.900%, 3/15/2014		9,330,000	9,481,435
Corning, Inc., 6.200%, 3/15/2016		5,155,000	5,311,191
Corning, Inc., 6.850%, 3/01/2029		10,321,000	10,903,538
Corning, Inc., 7.250%, 8/15/2036		5,645,000	6,144,526
Equifax, Inc., 7.000%, 7/01/2037		19,270,000	18,284,282
Freescale Semiconductor, Inc., 10.125%, 12/15/2016(b)		28,089,000	23,173,425
Lucent Technologies, Inc., 6.450%, 3/15/2029(b)		65,637,000	54,232,571
Lucent Technologies, Inc., 6.500%, 1/15/2028		2,216,000	1,830,970
Motorola, Inc., 6.500%, 9/01/2025		10,200,000	9,905,302
Motorola, Inc., 6.500%, 11/15/2028		2,500,000	2,365,745
Nortel Networks Corp., 6.875%, 9/01/2023		16,932,000	13,376,280
Nortel Networks Ltd., 10.125%, 7/15/2013, 144A		17,805,000	18,339,150
Northern Telecom Capital Corp., 7.875%, 6/15/2026		8,695,000	7,129,900
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		5,400,000	6,035,299
Xerox Capital Trust I, 8.000%, 2/01/2027		25,440,000	25,407,844
Xerox Corp., 7.200%, 4/01/2016		615,000	658,889

			417,078,981

Textile – 0.1%
Kellwood Co., 7.625%, 10/15/2017(b)		11,070,000	8,634,600

Tobacco – 0.6%
Buckeye Ohio Tob Settlement, Series A-2, 5.875%, 6/01/2047		10,390,000	9,910,086
Reynolds American, Inc., 6.750%, 6/15/2017		71,085,000	72,401,708
Reynolds American, Inc., 7.250%, 6/15/2037		17,990,000	18,182,133

			100,493,927

Transportation Services – 0.7%
APL Ltd., 8.000%, 1/15/2024(e)		19,894,000	16,710,960
Atlas Air, Inc., Series 1999-1A, 6.880%, 7/02/2009		1,153,157	1,118,562
Atlas Air, Inc., Series 1999-1B, 7.630%, 1/02/2015(f)		18,164,300	20,888,945
Atlas Air, Inc., Series 1999-1C, 8.770%, 1/02/2011(f)		15,689,997	15,768,447
Atlas Air, Inc., Series 2000-1, 9.702%, 1/02/2008(f)		201,720	199,703
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 1/02/2014(f)		9,260,147	11,575,184
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(f)		39,925,752	46,713,129
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(f)		6,552,024	5,995,102

			118,970,032

Treasuries – 6.4%
U.S. Treasury Bonds, 4.500%, 2/15/2036(b)		458,390,000	460,717,704

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Treasuries – continued
U.S. Treasury Bonds, 5.375%, 2/15/2031(b)		$503,135,000	$566,852,520

			1,027,570,224

Wireless – 1.3%
ALLTEL Corp., 6.500%, 11/01/2013		2,880,000	2,304,000
ALLTEL Corp., 6.800%, 5/01/2029		10,985,000	7,689,500
ALLTEL Corp., 7.000%, 7/01/2012		19,920,000	17,181,000
ALLTEL Corp., 7.875%, 7/01/2032		90,844,000	69,495,660
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013(b)		5,780,000	5,694,005
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		35,275,000	33,157,407
Philippine Long Distance Telephone Co., 11.375%, 5/15/2012		925,000	1,110,000
Rogers Wireless, Inc., 6.375%, 3/01/2014		1,895,000	1,952,149
Rogers Wireless, Inc., 7.625%, 12/15/2011(b)	CAD	6,990,000	7,584,286
Sprint Capital Corp., 6.875%, 11/15/2028		8,496,000	8,057,292
Sprint Nextel Corp., 6.000%, 12/01/2016		15,184,000	14,543,129
True Move Co. Ltd., 10.750%, 12/16/2013, 144A		36,610,000	36,976,100
Vodafone Group Plc, 6.150%, 2/27/2037		2,655,000	2,622,131

			208,366,659

Wirelines – 5.8%
AT&T Corp., 6.500%, 3/15/2029		27,859,000	27,346,896
AT&T, Inc., 6.150%, 9/15/2034		14,755,000	14,730,300
AT&T, Inc., 6.500%, 9/01/2037		152,250,000	159,204,476
Bell Canada, 5.000%, 2/15/2017	CAD	7,738,000	6,508,246
Bell Canada, 6.550%, 5/01/2029, 144A	CAD	5,790,000	4,988,569
Bell Canada, 7.300%, 2/23/2032	CAD	11,405,000	10,608,805
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	45,500,000	37,408,704
BellSouth Corp., 6.000%, 11/15/2034(b)		26,970,000	26,225,062
Embarq Corp., 7.995%, 6/01/2036		8,735,000	9,205,257
GTE Corp., 6.940%, 4/15/2028		11,700,000	12,532,432
Koninklijke (Royal) KPN NV, 8.375%, 10/01/2030		10,505,000	12,595,810
Koninklijke (Royal) KPN NV, Series EMTN, 5.750%, 3/18/2016	GBP	1,600,000	3,083,870
Koninklijke (Royal) KPN NV, Series GMTN, 4.000%, 6/22/2015	EUR	2,750,000	3,577,447
Level 3 Financing, Inc., 8.750%, 2/15/2017(b)		42,940,000	36,821,050
Level 3 Financing, Inc., 9.250%, 11/01/2014		17,580,000	15,909,900
New England Telephone & Telegraph, 7.875%, 11/15/2029		2,740,000	3,136,815
Qwest Capital Funding, Inc., 6.375%, 7/15/2008(b)		919,000	914,405
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		28,965,000	24,475,425
Qwest Capital Funding, Inc., 6.875%, 7/15/2028(b)		65,420,000	55,279,900
Qwest Capital Funding, Inc., 7.625%, 8/03/2021(b)		9,275,000	8,347,500
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		36,685,000	33,016,500
Qwest Corp., 6.875%, 9/15/2033(b)		21,960,000	20,258,100
Qwest Corp., 7.250%, 9/15/2025		9,880,000	9,287,200
Qwest Corp., 7.500%, 6/15/2023		3,260,000	3,121,450
Telecom Italia Capital, 6.000%, 9/30/2034		30,915,000	30,061,932
Telecom Italia Capital, 6.375%, 11/15/2033		26,400,000	26,440,656
Telefonica Emisiones SAU, 7.045%, 6/20/2036		174,550,000	195,109,546
Telus Corp., 4.950%, 3/15/2017	CAD	45,415,000	42,721,713

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wirelines – continued
Verizon Communications, 5.850%, 9/15/2035	$87,716,000	$85,801,511
Verizon Maryland, Inc., 5.125%, 6/15/2033	9,290,000	8,006,772
Verizon New York, Inc., Series B, 7.375%, 4/01/2032	17,475,000	19,184,876

		945,911,125

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $14,059,043,150)		14,555,746,069

CONVERTIBLE BONDS – 3.4%

Banking – 0.1%
Wells Fargo & Co., 4.661%, 5/01/2033(b)(c)	10,710,000	10,659,663

Healthcare – 0.1%
Invitrogen Corp., 1.500%, 2/15/2024	14,480,000	15,276,400

Independent Energy – 0.0%
Devon Energy Corp., 4.900%, 8/15/2008	1,400,000	2,441,250
Devon Energy Corp., 4.950%, 8/15/2008	2,600,000	4,533,750

		6,975,000

Industrial Other – 0.1%
Incyte Corp., 3.500%, 2/15/2011(b)	24,551,000	24,121,358

Media Non-Cable – 0.1%
Liberty Media LLC, 3.500%, 1/15/2031	7,815,448	6,936,210
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(d)	4,048,000	3,698,860

		10,635,070

Non-Captive Diversified – 0.3%
iStar Financial, Inc., 5.743%, 10/01/2012(b)(c)	60,135,000	53,219,475

Pharmaceuticals – 1.0%
Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008	21,410,000	21,249,425
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024	7,122,000	4,789,545
Human Genome Sciences, Inc., 2.250%, 8/15/2012	15,200,000	13,167,000
Nektar Therapeutics, 3.250%, 9/28/2012	26,120,000	21,549,000
Regeneron Pharmaceuticals, Inc., 5.500%, 10/17/2008	38,828,000	40,817,935
Valeant Pharmaceuticals International, 3.000%, 8/16/2010	34,125,000	31,224,375
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	33,914,000	28,487,760

		161,285,040

Real Estate Investment Trusts – 0.1%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	21,410,000	18,278,788

Technology – 0.5%
Avnet, Inc., 2.000%, 3/15/2034	18,780,000	22,019,550
Ciena Corp., 3.750%, 2/01/2008	1,250,000	1,243,750
Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008	10,920,000	10,305,750
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	5,805,000	5,021,325
Maxtor Corp., 5.750%, 3/01/2012(e)	10,233,000	9,619,020
Nortel Networks Corp., 2.125%, 4/15/2014, 144A	34,235,000	26,532,125
Nortel Networks Corp., 4.250%, 9/01/2008	5,993,000	5,880,631
Richardson Electronics Ltd., 7.750%, 12/15/2011	395,000	367,350

		80,989,501

Textile – 0.1%
Dixie Yarns, Inc., 7.000%, 5/15/2012	165,000	155,100

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Textile – continued
Kellwood Co., (Step to 0.000% on 6/15/2011), 3.500%, 6/15/2034(d)	$16,430,000	$14,273,563

		14,428,663

Transportation Services – 0.0%
Builders Transportation, Inc., 8.000%, 8/15/2005(g)	1,000,000	—
Preston Corp., 7.000%, 5/01/2011	750,000	698,025

		698,025

Wireless – 0.1%
Nextel Communications, Inc., 5.250%, 1/15/2010	3,505,000	3,469,950
NII Holdings, Inc., 3.125%, 6/15/2012(b)	12,090,000	10,367,175

		13,837,125

Wirelines – 0.9%
Level 3 Communications, Inc., 2.875%, 7/15/2010	41,240,000	35,981,900
Level 3 Communications, Inc., 3.500%, 6/15/2012(b)	34,950,000	30,624,937
Level 3 Communications, Inc., 6.000%, 9/15/2009	36,610,000	34,047,300
Level 3 Communications, Inc., 6.000%, 3/15/2010(b)	42,392,000	37,728,880

		138,383,017

TOTAL CONVERTIBLE BONDS
(Identified Cost $550,584,345)		548,787,125

TOTAL BONDS AND NOTES
(Identified Cost $14,609,627,495)		15,104,533,194

	Shares
COMMON STOCKS – 0.2%

Biotechnology – 0.1%
Vertex Pharmaceuticals, Inc. (b)(f)	879,080	20,421,028

Communication Equipment – 0.1%
Corning, Inc.	630,490	15,125,456

TOTAL COMMON STOCKS
(Identified Cost $17,662,400)		35,546,484

PREFERRED STOCKS – 3.3%

CONVERTIBLE PREFERRED STOCKS – 1.4%

Automobiles – 0.4%
Ford Motor Co., Capital Trust II, 6.500%	1,940,230	63,057,475

Capital Markets – 0.1%
Newell Financial Trust I, 5.250%	207,122	9,449,941

Construction Materials – 0.0%
Williams Cos., Inc., 5.500%	25,000	4,184,375

Containers & Packaging – 0.2%
Owens-Illinois, Inc., 4.750%	661,928	33,083,162

Diversified Consumer Services – 0.1%
Six Flags, Inc., 7.250%(b)	517,100	7,420,385

Electric Utilities – 0.1%
AES Trust III, 6.750%(b)	214,225	9,972,174

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
Electric Utilities – continued
CMS Energy Trust I, 7.750%	207,375	$10,109,531

		20,081,705

Machinery – 0.0%
United Rentals Trust, 6.500%	12,771	536,382

Oil, Gas & Consumable Fuels – 0.4%
Chesapeake Energy Corp., 4.500%(b)	87,351	9,608,610
Chesapeake Energy Corp., 5.000%(b)	360,780	42,617,138
El Paso Energy Capital Trust I, 4.750%	156,375	5,629,500

		57,855,248

Real Estate Investment Trusts (REITs) – 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%(b)	51,100	1,053,682

Semiconductors & Semiconductor Equipment – 0.1%
Lucent Technologies Capital Trust, 7.750%	24,695	21,549,474

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $213,476,299)		218,271,829

NON-CONVERTIBLE PREFERRED STOCKS – 1.9%
Electric Utilities – 0.0%
Connecticut Light & Power Co., 1.900%	2,925	108,042
Entergy Arkansas, Inc., 4.320%	100	7,794
Entergy Mississippi, Inc., Zero Coupon Bond	5,000	404,531
Entergy New Orleans, Inc., 4.360%	665	48,815
Entergy New Orleans, Inc., 4.750%	200	15,356
MDU Resources Group, Inc., 5.100%	1,545	154,452
Public Service Co., 4.000%	360	27,743
Southern California Edison Co., 4.780%	50,100	1,052,100
Xcel Energy, Inc., 3.600%	1,100	73,700

		1,892,533

Thrifts & Mortgage Finance – 1.9%
Federal Home Loan Mortgage Corp., Zero Coupon Bond(b)	1,998,739	68,097,038
Federal Home Loan Mortgage Corp., 8.375%	3,049,402	79,741,862
Federal National Mortgage Association, 8.250%	6,085,000	156,688,750

		304,527,650

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $284,579,404)		306,420,183

TOTAL PREFERRED STOCKS
(Identified Cost $498,055,703)		524,692,012

CLOSED END INVESTMENT COMPANIES – 0.2%
BlackRock Senior High Income Fund, Inc.	203,625	1,099,575
Dreyfus High Yield Strategies Fund	330,054	1,234,402
DWS High Income Trust	86,158	413,558
Highland Credit Strategies Fund(b)	311,058	3,290,472
Morgan Stanley Emerging Markets Debt Fund, Inc.	356,954	3,462,454
Van Kampen High Income Trust II(b)	55,017	199,712
Western Asset High Income Opportunity Fund, Inc.	2,217,450	13,304,700

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

	Shares	Value (†)
CLOSED END INVESTMENT COMPANIES – continued
Western Asset Managed High Income Fund, Inc.(b)	1,369,100	$7,858,634

TOTAL CLOSED END INVESTMENT COMPANIES
(Identified Cost $32,288,909)		30,863,507

	Shares/Principal Amount (‡)

SHORT-TERM INVESTMENTS – 11.0%

State Street Securities Lending Quality Trust(h)	1,622,093,879	1,622,093,879

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2007 at 3.250%, to be repurchased at $162,729,376 on 1/2/2008 collateralized by $28,840,000 Federal Home Loan Bank Discount Note, Zero Coupon due 3/24/2008 with a value of $28,551,600; $136,720,000 Federal Home Loan Bank, 2.750% due 3/14/2008 with a value of $137,403,600 including accrued interest(i)	$162,700,000	162,700,000

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,784,793,879)		1,784,793,879

TOTAL INVESTMENTS – 108.0%
(Identified Cost $16,942,428,386)(a)		17,480,429,076
Other assets less liabilities—(8.0)%		(1,295,352,757)

NET ASSETS – 100.0%		$16,185,076,319

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $16,957,394,720 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$899,312,643
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(376,278,287)

Net unrealized appreciation	$523,034,356

At September 30, 2007, the Fund had a capital loss carryover of approximately $4,753,778 of which $4,480,283 expires on September 30, 2011 and $273,495, expires on September 30, 2014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $1,608,745,423 and $1,662,093,879, respectively.

(c)	Variable rate security. Rate as of December 31, 2007 is disclosed.

(d)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(e)	Illiquid security.

(f)	Non-income producing security.

(g)	Non-income producing security due to default or bankruptcy filing.

(h)	Represents investments of security lending collateral.

(i)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

Key to Abbreviations:

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the total value of these securities amounted to $1,713,107,859 or 10.6% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

GDS	Global Depositary Shares is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.

MTN	Medium Term Note

Key to Abbreviations AUD: Australian Dollar; BRL: Brazilian Rea; CAD: Canadian Dollar; EUR:Euro; GBP: Great British Pound; IDR: Indonesian Rupiah; ISK: Iceland Krona; KRW: South Korean Won; MXN: Mexican Peso; MYR: Malaysian Ringgit;; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thailand Baht ; ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Bond Fund - continued

HOLDINGS AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Sovereigns	16.9
Wirelines	6.7
Treasuries	6.4
Banking	5.1
Non-Captive Consumer	4.7
Non-Captive Diversified	4.5
Supranational	3.9
Electric	2.8
Technology	3.3
Pharmaceuticals	3.3
Healthcare	3.1
Pipelines	2.8
Media Cable	2.5
Automotive	2.5
Independent Energy	2.2
Non-Captive Finance	2.2
Retailers	2.1
Other, less than 2% each	22.0

CURRENCY EXPOSURE AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	66.5%
Canadian Dollar	11.9
Mexican Peso	3.2
Brazilian Real	2.7
New Zealand Dollar	2.6
Australian Dollar	2.3
Other, less than 2% each	7.8

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Fixed Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 90.1% of Net Assets
NON-CONVERTIBLE BONDS – 85.8%
Aerospace & Defense – 0.0%
Bombardier, Inc., 7.450%, 5/01/2034, 144A		$175,000	$172,375

Airlines – 0.5%
American Airlines, Inc., 7.324%, 4/15/2011		250,000	246,875
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011		34,639	34,115
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/21/2019		124,483	123,705
Continental Airlines, Inc., Series 2001-1B, 7.373%, 12/15/2015		203,816	196,173
Continental Airlines, Inc., Series 971-A, 7.461%, 10/01/2016		478,218	465,067
Delta Air Lines, Inc.,, 8.954%, 8/10/2014, 144A		1,940,000	1,901,200

			2,967,135

Asset-Backed Securities – 0.1%
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029		725,000	678,352
Ford Credit Auto Owner Trust, 4.380%, 1/15/2010		98,682	98,533

			776,885

Automotive – 2.2%
Cummins, Inc., 7.125%, 3/01/2028		2,400,000	2,481,922
DaimlerChrysler NA Holding Corp., 6.500%, 11/15/2013		200,000	209,001
Ford Motor Co., 6.375%, 2/01/2029		730,000	485,450
Ford Motor Co., 6.500%, 8/01/2018(b)		50,000	36,813
Ford Motor Co., 6.625%, 10/01/2028		2,435,000	1,619,275
Ford Motor Co., 7.125%, 11/15/2025		595,000	407,575
Ford Motor Co., 7.450%, 7/16/2031(b)		4,565,000	3,389,512
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010		55,000	49,554
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		110,000	91,893
Ford Motor Credit Co. LLC, 7.875%, 6/15/2010		500,000	461,333
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016(b)		565,000	479,917
General Motors Corp., 7.400%, 9/01/2025		250,000	181,250
General Motors Corp., 8.250%, 7/15/2023		4,230,000	3,362,850
General Motors Corp., 8.375%, 7/15/2033(b)		55,000	44,275
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028		375,000	326,250

			13,626,870

Banking – 5.6%
BAC Capital Trust VI, 5.625%, 3/08/2035		2,385,000	2,036,974
Bank of America Corp., 4.850%, 11/15/2014		500,000	483,512
Barclays Bank Plc, Series A, 5.340%, 5/12/2008(c)		1,000,000	987,460
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	2,340,000,000	2,524,115
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	175,000,000	5,708,600
Barclays Financial LLC, Series EMTN, 4.100%, 3/22/2010, 144A	THB	45,000,000	1,465,497
BNP Paribas SA, Series EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	18,710,000,000	1,483,055
HSBC Bank USA, 3.310%, 8/25/2010, 144A		5,000,000	5,700,000
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	13,692,036,000	1,107,608
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	17,920,000,000	1,448,672
JPMorgan Chase & Co., Zero Coupon Bond, 4/12/2012, 144A	IDR	21,194,634,240	1,546,187

1

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
JPMorgan Chase & Co., Zero Coupon Bond, 6/08/2012, Series EMTN, 144A	MYR	4,651,835	$1,197,211
JPMorgan Chase & Co., Zero Coupon Bond, 10/01/2012, 144A(d)	BRL	16,585,000	7,087,097
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A	IDR	18,824,303,000	1,588,116

			34,364,104

Building Materials – 0.6%
Owens Corning, Inc., 6.500%, 12/01/2016		805,000	737,170
Owens Corning, Inc., 7.000%, 12/01/2036		1,205,000	1,087,230
Ply Gem Industries, Inc., 9.000%, 2/15/2012(b)		250,000	193,750
USG Corp., 6.300%, 11/15/2016		1,680,000	1,517,700

			3,535,850

Chemicals – 1.3%
Borden, Inc., 7.875%, 2/15/2023		5,240,000	3,930,000
Borden, Inc., 8.375%, 4/15/2016		55,000	44,550
Borden, Inc., 9.200%, 3/15/2021		905,000	724,000
ICI Wilmington, Inc., 5.625%, 12/01/2013		115,000	118,265
Lubrizol Corp., 5.500%, 10/01/2014		365,000	362,379
Lubrizol Corp., 6.500%, 10/01/2034		1,170,000	1,149,477
Methanex Corp., 6.000%, 8/15/2015		1,565,000	1,527,235

			7,855,906

Construction Machinery – 0.2%
Toro Co., 6.625%, 5/01/2037		965,000	996,068

Diversified Manufacturing – 0.1%
General Electric Co., 5.000%, 2/01/2013		500,000	506,362

Electric – 3.9%
AES Corp., 7.750%, 3/01/2014		730,000	735,475
Calpine Corp., 8.500%, 7/15/2010, 144A(e)		215,000	230,050
Duke Energy Corp., 4.200%, 10/01/2008		85,000	84,466
Dynegy Holdings, Inc., 7.125%, 5/15/2018		380,000	336,300
Dynegy Holdings, Inc., 7.625%, 10/15/2026		810,000	688,500
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027(b)		1,589,000	1,769,549
Energy Future Holdings Corp., Series P, 5.550%, 11/15/2014		765,000	610,610
Energy Future Holdings Corp., Series Q, 6.500%, 11/15/2024		1,515,000	1,105,056
Enersis SA, 7.375%, 1/15/2014(b)		275,000	294,406
Enersis SA, 7.400%, 12/01/2016		4,000,000	4,334,716
Mackinaw Power LLC, 6.296%, 10/31/2023, 144A		4,100,745	4,389,027
National Rural Utilities Cooperative Finance Corp., 4.150%, 3/15/2008		400,000	398,951
NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027		695,000	611,600
Nisource Finance Corp., 6.400%, 3/15/2018		2,855,000	2,848,579
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A		940,236	981,607
Quezon Power Philippines Co., 8.860%, 6/15/2017		1,456,000	1,456,000
TXU Corp., Series R, 6.550%, 11/15/2034		1,275,000	922,728
White Pine Hydro LLC, 6.310%, 7/10/2017(f)		450,000	471,154

2

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Electric – continued
White Pine Hydro LLC, 6.960%, 7/10/2037(f)		$670,000	$692,975
White Pine Hydro LLC, 7.260%, 7/20/2015(f)		1,280,000	1,326,903

			24,288,652

Entertainment – 1.7%
Time Warner, Inc., 6.500%, 11/15/2036		910,000	885,436
Time Warner, Inc., 6.625%, 5/15/2029		2,065,000	2,033,042
Time Warner, Inc., 6.950%, 1/15/2028		875,000	892,877
Time Warner, Inc., 7.625%, 4/15/2031		730,000	807,833
Time Warner, Inc., 7.700%, 5/01/2032		1,155,000	1,283,269
Viacom, Inc., Class B, 6.875%, 4/30/2036		4,880,000	4,893,303

			10,795,760

Food & Beverage – 0.3%
Corn Products International, Inc., 6.625%, 4/15/2037		1,540,000	1,604,215
Sara Lee Corp., 6.125%, 11/01/2032		295,000	279,345

			1,883,560

Foreign Local Governments – 4.7%
Province of Alberta, 5.930%, 9/16/2016	CAD	1,000,669	1,086,718
Province of British Columbia, Zero Coupon Bond, 8/23/2013	CAD	11,700,000	9,299,304
Province of Ontario, 5.700%, 12/01/2008	CAD	18,145,000	18,653,159

			29,039,181

Healthcare – 2.0%
Boston Scientific Corp., 5.450%, 6/15/2014		290,000	266,800
Boston Scientific Corp., 6.400%, 6/15/2016		860,000	808,400
Boston Scientific Corp., 7.000%, 11/15/2035		860,000	756,800
HCA, Inc., 6.250%, 2/15/2013		1,000,000	875,000
HCA, Inc., 6.500%, 2/15/2016(b)		565,000	477,425
HCA, Inc., 7.050%, 12/01/2027		3,545,000	2,707,380
HCA, Inc., 7.500%, 12/15/2023		415,000	339,836
HCA, Inc., 7.500%, 11/06/2033		1,440,000	1,126,800
HCA, Inc., 7.580%, 9/15/2025		2,900,000	2,360,780
HCA, Inc., 7.690%, 6/15/2025		2,070,000	1,713,755
HCA, Inc., 7.750%, 7/15/2036		220,000	176,762
HCA, Inc., 8.360%, 4/15/2024		380,000	334,105
Owens & Minor, Inc., 6.350%, 4/15/2016		320,000	326,561
Tenet Healthcare Corp., 6.875%, 11/15/2031		85,000	63,325

			12,333,729

Home Construction – 1.1%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016		115,000	78,200
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014		155,000	108,500
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014		115,000	80,500
Kimball Hill Homes, Inc., 10.500%, 12/15/2012		130,000	41,600
Lennar Corp., Series B, 5.600%, 5/31/2015		500,000	381,011
Pulte Homes, Inc., 5.200%, 2/15/2015(b)		1,305,000	1,079,443
Pulte Homes, Inc., 6.000%, 2/15/2035		3,920,000	2,955,754
Pulte Homes, Inc., 6.375%, 5/15/2033		1,960,000	1,484,847
Stanley-Martin Communities LLC, 9.750%, 8/15/2015		370,000	222,000
Toll Brothers Finance Corp., 5.150%, 5/15/2015		565,000	512,715

			6,944,570

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Independent Energy – 2.8%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		$3,495,000	$3,558,714
Anadarko Petroleum Corp., 6.450%, 9/15/2036		2,580,000	2,627,307
Bruce Mansfield Unit, 6.850%, 6/01/2034		4,255,000	4,379,374
Chesapeake Energy Corp., 6.500%, 8/15/2017		380,000	366,700
Chesapeake Energy Corp., 6.875%, 1/15/2016		200,000	198,000
Chesapeake Energy Corp., 6.875%, 11/15/2020(b)		900,000	864,000
Connacher Oil and Gas Ltd.,, 10.250%, 12/15/2015, 144A		1,580,000	1,578,025
Pioneer Natural Resources Co., 5.875%, 7/15/2016		435,000	400,436
Pioneer Natural Resources Co., 7.200%, 1/15/2028		1,465,000	1,320,415
Talisman Energy, Inc., 5.850%, 2/01/2037		550,000	514,245
Talisman Energy, Inc., 6.250%, 2/01/2038		1,485,000	1,447,220
XTO Energy, Inc., 6.100%, 4/01/2036		155,000	151,314

			17,405,750

Industrial Other – 0.2%
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A		1,575,000	1,543,207

Integrated Energy – 0.2%
PF Export Receivables Master Trust, 6.436%, 6/01/2015, 144A		1,513,000	1,525,634

Life Insurance – 2.3%
ASIF Global Financing XXVII, 2.380%, 2/26/2009, 144A	SGD	17,000,000	11,677,510
Hartford Life Insurance Co., 5.740%, 9/15/2011(c)		500,000	508,304
John Hancock Insurance Co., 5.390%, 4/15/2009(c)		500,000	498,870
Principal Life Income Funding Trust, 5.000%, 10/15/2014		500,000	499,099
Protective Life Secured Trust, 5.270%, 9/10/2014(c)		1,000,000	932,830

			14,116,613

Local Authorities – 1.8%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034		2,540,000	2,389,784
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046		7,970,000	6,917,721
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	2,150,000	1,819,003

			11,126,508

Lodging – 0.0%
Host Marriott LP, Series O, 6.375%, 3/15/2015		150,000	146,250

Media Cable – 3.3%
Comcast Corp., 5.650%, 6/15/2035		2,285,000	2,091,559
Comcast Corp., 6.450%, 3/15/2037		2,715,000	2,764,362
Comcast Corp., 6.500%, 11/15/2035		3,240,000	3,306,222
Comcast Corp., 6.950%, 8/15/2037		8,000,000	8,634,176
CSC Holdings, Inc., 6.750%, 4/15/2012		200,000	191,250
CSC Holdings, Inc., 7.625%, 4/01/2011		50,000	49,875
CSC Holdings, Inc., 7.875%, 2/15/2018		170,000	158,950
Rogers Cable, Inc., 5.500%, 3/15/2014		150,000	147,794
TCI Communications, Inc., 7.875%, 2/15/2026(b)		550,000	621,529
Time Warner Cable, Inc., 6.550%, 5/01/2037		1,500,000	1,531,044
Virgin Media Finance Plc, 9.125%, 8/15/2016		400,000	396,000
Virgin Media Finance Plc, 9.750%, 4/15/2014	GBP	250,000	480,232

			20,372,993

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
Media Non-Cable – 0.6%
Clear Channel Communications, Inc., 4.250%, 5/15/2009		$85,000	$80,696
News America, Inc., 6.150%, 3/01/2037		2,630,000	2,540,551
News America, Inc., 6.200%, 12/15/2034		795,000	783,703

			3,404,950

Mortgage Related – 0.0%
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039		95,000	91,064

Non-Captive Consumer – 1.1%
Countrywide Financial Corp., 1.743%, 4/15/2037, 144A(c)		96,000	74,861
Countrywide Financial Corp., 2.619%, 5/15/2037, 144A(c)		236,000	172,209
Countrywide Home Loans, Inc., 4.000%, 3/22/2011		84,000	60,652
HSBC Finance Corp., 6.500%, 11/15/2008		60,000	60,659
Residential Capital LLC, 7.875%, 5/17/2013	GBP	580,000	635,001
Residential Capital LLC, 8.000%, 6/01/2012		180,000	110,700
Residential Capital LLC, 8.000%, 4/17/2013		6,335,000	3,896,025
Residential Capital LLC, 8.375%, 6/30/2015		730,000	441,650
Residential Capital LLC, Series EMTN, 9.375%, 7/01/2014	GBP	560,000	635,400
SLM Corp., Series B, 5.690%, 9/15/2009(c)		500,000	470,415

			6,557,572

Non-Captive Diversified – 1.1%
CIT Group, Inc., 5.000%, 2/13/2014		290,000	255,300
CIT Group, Inc., 5.050%, 9/15/2014		500,000	441,794
CIT Group, Inc., 5.125%, 9/30/2014		475,000	418,413
CIT Group, Inc., 5.500%, 12/01/2014	GBP	650,000	1,090,552
CIT Group, Inc., 5.600%, 4/27/2011		625,000	601,798
CIT Group, Inc., 6.000%, 4/01/2036		830,000	671,338
CIT Group, Inc., Series EMTN, 5.500%, 12/20/2016	GBP	600,000	965,485
GMAC LLC, 5.625%, 5/15/2009		1,500,000	1,415,199
GMAC LLC, 6.000%, 12/15/2011		220,000	184,510
GMAC LLC, 6.125%, 1/22/2008(b)		500,000	500,074
GMAC LLC, 6.875%, 8/28/2012		355,000	297,477
GMAC LLC, 7.000%, 2/01/2012		400,000	339,370

			7,181,310

Non-Captive Finance – 1.3%
General Electric Capital Corp., 3.500%, 5/01/2008		150,000	149,352
General Electric Capital Corp., 6.500%, 9/28/2015	NZD	9,210,000	6,444,770
General Electric Capital Corp., Series EMTN, 1.725%, 6/27/2008	SGD	250,000	172,808
General Electric Capital Corp., Series EMTN, 6.750%, 9/26/2016	NZD	1,345,000	963,852

			7,730,782

Oil Field Services – 0.2%
North American Energy Partners, Inc., 8.750%, 12/01/2011		1,000,000	987,500

Packaging – 0.3%
Owens-Illinois, Inc., 7.800%, 5/15/2018(b)		2,000,000	2,035,000

Paper – 1.9%
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028		650,000	417,625

5

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Paper – continued
Georgia-Pacific Corp., 7.250%, 6/01/2028		$2,000,000	$1,760,000
Georgia-Pacific Corp., 7.375%, 12/01/2025(b)		2,868,000	2,523,840
Georgia-Pacific Corp., 7.750%, 11/15/2029		6,005,000	5,494,575
Georgia-Pacific Corp., 8.000%, 1/15/2024		132,000	122,760
International Paper Co., 4.000%, 4/01/2010		150,000	148,519
International Paper Co., 4.250%, 1/15/2009		700,000	692,912
Jefferson Smurfit Corp., 7.500%, 6/01/2013		335,000	320,763

			11,480,994

Pharmaceuticals – 0.4%
Elan Financial PLC, 7.750%, 11/15/2011		2,725,000	2,561,500

Pipelines – 2.3%
DCP Midstream LP, 6.450%, 11/03/2036, 144A		1,740,000	1,692,794
El Paso Corp., 6.950%, 6/01/2028		925,000	875,674
El Paso Corp., 7.800%, 8/01/2031		250,000	253,714
Enterprise Products Operating LP, 6.300%, 9/15/2017		1,550,000	1,585,895
Kinder Morgan Finance, 6.400%, 1/05/2036		2,290,000	1,891,199
Kinder Morgan, Inc., 6.500%, 9/01/2012		110,000	109,340
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015		305,000	268,380
KN Capital Trust III, 7.630%, 4/15/2028		615,000	554,730
Plains All American Pipeline LP, 6.125%, 1/15/2017		1,785,000	1,809,022
Plains All American Pipeline LP, 6.650%, 1/15/2037		3,850,000	3,874,621
Williams Cos., Inc., 7.500%, 1/15/2031		1,000,000	1,075,000

			13,990,369

Property & Casualty Insurance – 1.1%
Allstate Corp., 5.950%, 4/01/2036		540,000	506,704
Axis Capital Holdings Ltd., 5.750%, 12/01/2014		80,000	78,418
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014		1,190,000	1,158,935
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015		775,000	750,185
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033		180,000	156,805
Travelers Cos., Inc. (The), 6.250%, 6/15/2037		1,925,000	1,864,578
Travelers Property Casualty Corp., 6.375%, 3/15/2033		1,400,000	1,384,770
White Mountains RE Group, 6.375%, 3/20/2017, 144A		750,000	726,655

			6,627,050

Railroads – 0.3%
CSX Corp., 6.000%, 10/01/2036(b)		1,575,000	1,429,454
Missouri Pacific Railroad Co., 5.000%, 1/01/2045		500,000	340,000

			1,769,454

Real Estate Investment Trusts – 0.5%
Colonial Realty LP, 4.750%, 2/01/2010		15,000	14,645
Highwoods Properties, Inc., 5.850%, 3/15/2017		1,870,000	1,759,479
Highwoods Properties, Inc., 7.500%, 4/15/2018		475,000	498,105
Realty Income Corp., 6.750%, 8/15/2019		1,000,000	1,031,619

			3,303,848

Restaurants – 0.1%
McDonald’s Corp., 3.628%, 10/10/2010	SGD	1,000,000	707,318

Retailers – 1.4%
Dillard’s, Inc., 7.750%, 7/15/2026		1,025,000	789,250
Foot Locker, Inc., 8.500%, 1/15/2022		1,100,000	1,012,000
Home Depot, Inc., 5.875%, 12/16/2036		2,825,000	2,384,020

6

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Retailers – continued
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		$1,110,000		$991,912
J.C. Penney Corp., Inc., 7.125%, 11/15/2023		575,000		592,713
Toys R Us, Inc., 7.375%, 10/15/2018		3,240,000		2,340,900
Toys R Us, Inc., 7.875%, 4/15/2013(b)		750,000		579,375

				8,690,170

Sovereigns – 14.8%
Canadian Government, 4.250%, 9/01/2008	CAD	40,820,000		41,443,705
Canadian Government, 4.250%, 9/01/2009	CAD	16,520,000		16,856,945
Canadian Government, Series WH31, 6.000%, 6/01/2008	CAD	800,000		817,363
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	2,915,000,000		301,998
Indonesia Treasury Bond, Series ZC3, Zero Coupon Bond, 11/20/2012	IDR	7,590,000,000		519,603
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	125,000	(††)	1,133,948
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	305,000	(††)	2,740,006
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	1,015,000	(††)	9,674,505
New South Wales Treasury Corp. Series 10RG, 7.000%, 12/01/2010	AUD	3,240,000		2,824,360
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	1,675,000		1,401,918
Republic of Brazil, 10.250%, 1/10/2028(b)	BRL	14,885,000		8,027,865
Republic of Brazil, 12.500%, 1/05/2022	BRL	625,000		391,503
Republic of South Africa, 13.000%, 8/31/2010	ZAR	34,225,000		5,422,937

				91,556,656

Supermarkets – 1.6%
Albertson’s, Inc., 6.625%, 6/01/2028		1,745,000		1,535,186
Albertson’s, Inc., 7.450%, 8/01/2029		6,515,000		6,270,290
Albertson’s, Inc., 7.750%, 6/15/2026		1,470,000		1,454,005
Albertson’s, Inc., 8.000%, 5/01/2031		565,000		573,177
Albertson’s, Inc., 8.700%, 5/01/2030		5,000		5,327
American Stores Co., 8.000%, 6/01/2026		25,000		25,064

				9,863,049

Supranational – 6.9%
European Investment Bank, 4.600%, 1/30/2037, 144A	CAD	6,000,000		6,076,782
Inter-American Development Bank, Series EMTN, Zero Coupon Bond, 5/11/2009	BRL	30,000,000		13,946,629
Inter-American Development Bank, Series EMTN, 6.000%, 12/15/2017	NZD	19,735,000		13,645,442
Nordic Invest Bank, 13.000%, 9/12/2008	ISK	564,900,000		8,887,307

				42,556,160

Technology – 2.5%
Agilent Technologies, Inc., 6.500%, 11/01/2017		2,365,000		2,402,436
Amkor Technology, Inc., 7.125%, 3/15/2011		725,000		690,562
Amkor Technology, Inc., 7.750%, 5/15/2013(b)		470,000		442,975
Arrow Electronics, Inc., 6.875%, 7/01/2013		3,500,000		3,730,541
Avnet, Inc., 6.000%, 9/01/2015		1,645,000		1,642,118
Avnet, Inc., 6.625%, 9/15/2016		130,000		136,326
Corning, Inc., 6.200%, 3/15/2016		250,000		257,575

7

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Technology – continued
Corning, Inc., 6.850%, 3/01/2029		$450,000	$475,399
Corning, Inc., 7.250%, 8/15/2036		1,175,000	1,278,976
Lucent Technologies, Inc., 6.450%, 3/15/2029		250,000	206,563
Motorola, Inc., 5.800%, 10/15/2008(b)		500,000	505,701
Nortel Networks Corp., 6.875%, 9/01/2023		1,325,000	1,046,750
Nortel Networks Ltd., 10.125%, 7/15/2013, 144A		1,000,000	1,030,000
Northern Telecom Capital Corp., 7.875%, 6/15/2026		150,000	123,000
Samsung Electronics Co., Ltd., 7.700%, 10/01/2027, 144A		1,158,000	1,294,236

			15,263,158

Textile – 0.4%
Kellwood Co., 7.625%, 10/15/2017		3,250,000	2,535,000

Tobacco – 0.7%
Reynolds American, Inc., 6.750%, 6/15/2017		3,320,000	3,381,496
Reynolds American, Inc., 7.250%, 6/15/2037		810,000	818,651

			4,200,147

Transportation Services – 0.9%
APL Ltd., 8.000%, 1/15/2024(f)		2,500,000	2,100,000
Atlas Air, Inc., Series 1999-1B, 7.630%, 1/02/2015(g)		1,326,184	1,525,111
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 1/02/2014(g)		394,351	492,939
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(g)		1,500,291	1,755,341

			5,873,391

Treasuries – 2.9%
U.S. Treasury Bonds, 4.500%, 2/15/2036(b)		6,140,000	6,171,179
U.S. Treasury Bonds, 5.250%, 11/15/2028(b)		260,000	286,061
U.S. Treasury Bonds, 5.375%, 2/15/2031(b)		9,950,000	11,210,078

			17,667,318

Wireless – 1.4%
ALLTEL Corp., 6.800%, 5/01/2029		115,000	80,500
ALLTEL Corp., 7.000%, 7/01/2012		90,000	77,625
ALLTEL Corp., 7.875%, 7/01/2032		1,615,000	1,235,475
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		340,000	334,941
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		1,150,000	1,080,964
Philippine Long Distance Telephone Co., Series EMTN, 8.350%, 3/06/2017		3,914,000	4,344,540
Sprint Capital Corp., 6.125%, 11/15/2008		65,000	65,081
Sprint Capital Corp., 6.875%, 11/15/2028		677,000	642,042
Sprint Nextel Corp., 6.000%, 12/01/2016		898,000	860,098

			8,721,266

Wirelines – 6.2%
AT&T Corp., 6.500%, 3/15/2029		355,000	348,474
AT&T, Inc., 6.500%, 9/01/2037		6,600,000	6,901,475
Bell Canada, 5.000%, 2/15/2017	CAD	155,000	130,367
Bell Canada, 6.550%, 5/01/2029, 144A	CAD	195,000	168,009
Bell Canada, 7.300%, 2/23/2032	CAD	190,000	176,736
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	600,000	493,302
Embarq Corp., 7.082%, 6/01/2016		235,000	242,139
Embarq Corp., 7.995%, 6/01/2036		200,000	210,767
Level 3 Financing, Inc., 9.250%, 11/01/2014		500,000	452,500

8

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wirelines – continued
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	$3,305,000	$2,792,725
Qwest Capital Funding, Inc., 6.875%, 7/15/2028	7,575,000	6,400,875
Qwest Capital Funding, Inc., 7.625%, 8/03/2021	350,000	315,000
Qwest Capital Funding, Inc., 7.750%, 2/15/2031	775,000	697,500
Telecom Italia Capital, 6.000%, 9/30/2034	1,330,000	1,293,300
Telecom Italia Capital, 6.375%, 11/15/2033	1,320,000	1,322,033
Telefonica Emisiones SAU, 7.045%, 6/20/2036	11,330,000	12,664,515
Verizon Communications, 5.850%, 9/15/2035	3,975,000	3,888,242

		38,497,959

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $502,052,177)		530,176,947

CONVERTIBLE BONDS – 4.3%

Independent Energy – 0.9%
Devon Energy Corp., 4.900%, 8/15/2008	1,300,000	2,266,875
Devon Energy Corp., 4.950%, 8/15/2008	1,900,000	3,313,125

		5,580,000

Industrial Other – 0.2%
Incyte Corp., 3.500%, 2/15/2011	1,290,000	1,267,425

Media Non-Cable – 0.1%
Liberty Media LLC, 3.500%, 1/15/2031	208,635	185,163
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(d)	500,000	456,875

		642,038

Non-Captive Diversified – 0.1%
iStar Financial, Inc., 5.743%, 1/02/2008(b)(c)	380,000	336,300

Pharmaceuticals – 0.9%
Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008	1,795,000	1,781,537
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024	250,000	168,125
Nektar Therapeutics, 3.250%, 9/28/2012	1,065,000	878,625
Regeneron Pharmaceuticals, Inc., 5.500%, 10/17/2008	1,200,000	1,261,500
Valeant Pharmaceuticals International, 3.000%, 8/16/2010	1,035,000	947,025
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	1,095,000	919,800

		5,956,612

Pipelines – 0.3%
CenterPoint Energy Resources Corp., 6.000%, 3/15/2012	1,884,950	1,847,251

Real Estate Investment Trusts – 0.2%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	1,430,000	1,220,863

Technology – 0.5%
Avnet, Inc., 2.000%, 3/15/2034(b)	1,270,000	1,489,075
Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008	425,000	401,094
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	380,000	328,700
Maxtor Corp., 5.750%, 3/01/2012(f)	446,000	419,240
Nortel Networks Corp., 4.250%, 9/01/2008	263,000	258,069
Richardson Electronics Ltd., 7.750%, 12/15/2011	263,000	244,590

		3,140,768

Textile – 0.1%
Dixie Yarns, Inc., 7.000%, 5/15/2012	85,000	79,900

9

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Textile – continued
Kellwood Co., (Step to 0.000% on 6/15/2011), 3.500%, 6/15/2034(d)	$500,000	$434,375

		514,275

Wirelines – 1.0%
Level 3 Communications, Inc., 2.875%, 7/15/2010	3,870,000	3,376,575
Level 3 Communications, Inc., 6.000%, 9/15/2009	2,685,000	2,497,050
Level 3 Communications, Inc., 6.000%, 3/15/2010	125,000	111,250

		5,984,875

TOTAL CONVERTIBLE BONDS
(Identified Cost $23,577,617)		26,490,407

TOTAL BONDS AND NOTES
(Identified Cost $525,629,794)		556,667,354

	Shares
COMMON STOCKS – 0.8%

Communications Equipment – 0.8%

Corning, Inc.
(Identified Cost $1,552,214)	205,167	4,921,956

PREFERRED STOCKS – 1.8%

CONVERTIBLE PREFERRED STOCKS – 1.7%

Automobiles – 0.4%
Ford Motor Co., Capital Trust II, 6.500%	79,845	2,594,962

Capital Markets – 0.2%
Newell Financial Trust I, 5.250%	25,075	1,144,047

Containers & Packaging – 0.3%
Owens-Illinois, Inc., 4.750%	35,250	1,761,795

Electric Utilities – 0.1%
AES Trust III, 6.750%(b)	10,000	465,500

Machinery – 0.0%
United Rentals Trust, 6.500%	1,975	82,950

Oil, Gas & Consumable Fuels – 0.5%
Chesapeake Energy Corp., 4.500%(b)	775	85,250
Chesapeake Energy Corp., 5.000%	19,065	2,252,053
El Paso Energy Capital Trust I, 4.750%	20,200	727,200

		3,064,503

Real Estate Investment Trusts (REITs) – 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%(b)	2,500	51,550

Semiconductors & Semiconductor Equipment – 0.2%
Lucent Technologies Capital Trust, 7.750%	1,500	1,308,938

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $9,917,942)		10,474,245

NON-CONVERTIBLE PREFERRED STOCKS – 0.1%

Electric Utilities – 0.1%
Entergy New Orleans, Inc., 4.360%	90	6,607
Entergy New Orleans, Inc., 4.750%	2,876	220,823
MDU Resources Group, Inc., 5.100%	360	35,989
Public Service Electric & Gas Co., 4.180%(b)	1,950	146,269

10

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
Electric Utilities – continued
Union Electric Co., 4.500%	4,670	$370,097
Xcel Energy, Inc., 4.110%	100	9,000

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $579,668)		788,785

TOTAL PREFERRED STOCKS
(Identified Cost $10,497,610)		11,263,030

	Shares/Principal Amount (‡)
SHORT-TERM INVESTMENTS – 10.6%
State Street Securities Lending Quality Trust(h)	42,860,881	42,860,881
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07 at 3.250% to be repurchased at $22,324,030 on 1/02/08 collateralized by $22,405,000 Federal Home Loan Mortgage Corp., 5.750% due 4/15/08 with a value of $22,769,081, including accrued interest(i)	$22,320,000	22,320,000

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $65,180,881)		65,180,881

TOTAL INVESTMENTS – 103.3%
(Identified Cost $602,860,499)(a)		638,033,221
Other assets less liabilities—(3.3)%		(20,317,731)

NET ASSETS – 100.0%		$617,715,490

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

11

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium debt securities is excluded for tax purposes.):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $603,802,339 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$47,815,886
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,585,004)

Net unrealized appreciation	$34,230,882

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $42,544,214 and $42,860,881, respectively.

(c)	Variable rate security. Rate as of December 31, 2007 is disclosed.

(d)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(e)	Non-Income producing security due to default or bankruptcy filing.

(f)	Illiquid security. At December 31, 2007, the value of these securities amounted to $5,010,272 or 0.8% of net assets.

(g)	Non-income producing security.

(h)	Represents investments of security lending collateral.

(i)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the total value of these securities amounted to $67,311,202 or 10.9% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; GBP: Great British Pound; IDR: Indonesian Rupiah; ISK: Iceland Krona; KRW: South Korean Won; MXN: Mexican Peso; MYR: Malaysian Ringgit; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thailand Baht; ZAR: South African Rand

HOLDINGS AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Sovereigns	14.8%	Independent Energy	3.0%
Wirelines	7.2	Treasuries	2.9
Supranational	6.9	Pipelines	2.6
Banking	5.4	Non-Captive Diversified	2.5
Electric	4.6	Life Insurance	2.3
Foreign Local Governments	4.7	Automotive	2.2
Media Cable	3.2	Healthcare	2.0
Technology	3.0	Other, less than 2% each	25.4

12

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

CURRENCY EXPOSURE AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	58.0%
Canadian Dollar	15.4
Brazilian Real	4.8
New Zealand Dollar	3.4
Mexican Peso	2.2
Singapore Dollar	2.0
Other, less than 2% each	6.9

13

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 94.0% of Net Assets
NON-CONVERTIBLE BONDS – 94.0%
Argentina – 1.4%
Republic of Argentina, 2.000%, 9/30/2014(b)	ARS	26,922,928	$6,052,503
Republic of Argentina, Discount Note, 5.830%, 12/31/2033, PIK	ARS	77,298,848	17,810,397
Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A		8,050,000	6,983,375

			30,846,275

Austria – 1.4%
Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010	JPY	2,530,000,000	23,129,656
Sappi Papier Holding AG, 7.500%, 6/15/2032, 144A		7,350,000	6,414,315

			29,543,971

Belgium – 1.4%
Kingdom of Belgium, 5.500%, 9/28/2017	EUR	18,555,000	29,333,443

Bermuda – 0.2%
White Mountains RE Group, 6.375%, 3/20/2017, 144A		5,000,000	4,844,365

Brazil – 0.4%
Cosan Finance Ltd.,, 7.000%, 2/01/2017, 144A(c)		1,250,000	1,171,875
ISA Capital Do Brasil SA, 7.875%, 1/30/2012, 144A		1,100,000	1,122,000
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A(c)		1,170,000	1,162,688
Republic of Brazil, 10.250%, 1/10/2028(c)	BRL	9,750,000	5,258,427

			8,714,990

Canada – 1.4%
Bell Aliant Regional Communications, 5.410%, 9/26/2016	CAD	4,280,000	4,046,691
Bell Canada, 5.000%, 2/15/2017	CAD	4,035,000	3,393,742
Bell Canada, 6.550%, 5/01/2029, 144A	CAD	160,000	137,853
Bell Canada, 7.300%, 2/23/2032	CAD	385,000	358,123
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	3,090,000	2,540,503
Canadian Government, 4.250%, 9/01/2009	CAD	600,000	612,238
Canadian Government, 4.500%, 6/01/2015	CAD	3,813,000	3,998,637
Kinder Morgan Finance, 5.700%, 1/05/2016		5,705,000	5,164,172
Kinder Morgan Finance, 6.400%, 1/05/2036		300,000	247,755
Province of Quebec, 1.600%, 5/09/2013	JPY	687,000,000	6,281,965
Shaw Communications, Inc., 5.700%, 3/02/2017	CAD	4,215,000	4,059,460

			30,841,139

Cayman Island – 0.8%
Embraer Overseas Ltd., 6.375%, 1/24/2017		5,580,000	5,294,304
LPG International, Inc., 7.250%, 12/20/2015		3,010,000	2,979,900
Odebrecht Finance Ltd., 7.500%, 10/18/2017, 144A		1,850,000	1,859,250
Vale Overseas Ltd., 6.875%, 11/21/2036		7,365,000	7,450,515

			17,583,969

Colombia – 0.5%
Republic of Colombia, 7.375%, 1/27/2017(c)		1,430,000	1,569,425
Republic of Colombia, 9.850%, 6/28/2027(c)	COP	3,195,000,000	1,578,138
Republic of Colombia, 11.750%, 3/01/2010	COP	3,090,000,000	1,587,545
Republic of Colombia, 12.000%, 10/22/2015(c)	COP	9,545,000,000	5,275,833

			10,010,941

Egypt – 0.5%
Republic of Egypt, Series REGS,, 8.750%, 7/18/2012, 144A	EGP	59,400,000	11,101,999

France – 3.7%
BNP Paribas, 4.730%, 4/29/2049(b)	EUR	2,900,000	3,788,392

1

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
France – continued
France Telecom SA, Series EMTN, 3.625%, 10/14/2015(c)	EUR	6,255,000	$8,122,636
Government of France, 5.000%, 10/25/2016	EUR	28,000,000	42,813,610
Lafarge SA, Series EMTN, 4.750%, 3/23/2020(c)	EUR	3,335,000	4,200,620
Pinault Printemps Redoute SA, Series EMTN, 4.000%, 1/29/2013	EUR	3,235,000	4,371,337
Veolia Environnement, Series EMTN, 4.000%, 2/12/2016	EUR	975,000	1,276,627
Veolia Environnement, Series EMTN, 5.125%, 5/24/2022	EUR	3,970,000	5,158,172
Wendel, 4.375%, 8/09/2017	EUR	3,050,000	3,884,888
Wendel, 4.875%, 5/26/2016	EUR	3,300,000	4,470,778

			78,087,060

Germany – 14.6%
Bayerische Landesbank, Series EMTN, 3.125%, 2/10/2009	CHF	7,360,000	6,520,324
Bertelsmann AG, Series EMTN, 3.625%, 6/10/2015	EUR	4,170,000	5,316,524
Bundesrepublik Deutschland, Series 06, 3.750%, 1/04/2017	EUR	38,060,000	53,439,952
Bundesrepublik Deutschland, Series 97, 6.500%, 7/04/2027	EUR	5,040,000	9,121,704
Hypothekenbank in Essen AG, 3.000%, 9/28/2009	EUR	3,000,000	4,284,436
Kreditanstalt fuer Wiederaufbau, 2.500%, 10/11/2010	EUR	15,925,000	22,339,974
Kreditanstalt fuer Wiederaufbau, Series INTL, 1.850%, 9/20/2010(c)	JPY	2,214,000,000	20,338,934
Munchener Hypothekenbank eG, 5.000%, 1/16/2012	EUR	31,180,000	46,506,668
Republic of Germany, 3.250%, 4/17/2009	EUR	35,330,000	51,101,330
Republic of Germany, 4.000%, 4/13/2012	EUR	58,000,000	84,327,011
Republic of Germany, 4.000%, 1/04/2037	EUR	7,639,000	10,107,093

			313,403,950

India – 1.1%
Canara Bank, 6.365%, 11/28/2021(b)		17,350,000	15,300,878
ICICI Bank Ltd.,, 6.375%, 4/30/2022, 144A(b)		7,800,000	7,060,693

			22,361,571

Indonesia – 0.7%
Indonesia Treasury Bond, 11.000%, 12/15/2012	IDR	122,434,000,000	13,890,488

Ireland – 4.1%
Depfa ACS Bank, 0.750%, 9/22/2008	JPY	3,850,000,000	34,433,402
Depfa ACS Bank, Series EMTN, 1.875%, 5/07/2009	CHF	2,160,000	1,883,562
Republic of Ireland, 4.600%, 4/18/2016	EUR	35,070,000	52,104,693

			88,421,657

Japan – 6.5%
Development Bank of Japan, 1.750%, 3/17/2017(c)	JPY	8,640,000,000	78,542,445
Japan Government, 0.900%, 9/15/2009	JPY	6,650,000,000	59,717,316

			138,259,761

Korea – 0.6%
Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A		1,610,000	1,642,200
SK Telecom Co., Ltd., 6.625%, 7/20/2027, 144A		11,225,000	11,889,453

			13,531,653

Luxembourg – 0.4%
Telecom Italia Capital, 5.250%, 10/01/2015		1,660,000	1,617,253
Telecom Italia Capital, 6.000%, 9/30/2034		2,020,000	1,964,260
Telecom Italia Capital, 6.375%, 11/15/2033		1,910,000	1,912,942
Telecom Italia Capital SA, 4.950%, 9/30/2014		3,990,000	3,842,697

			9,337,152

2

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Mexico – 0.6%
Axtel SAB de CV, 7.625%, 2/01/2017, 144A		$3,920,000	$3,920,000
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015(c)		8,210,000	8,271,575

			12,191,575

Netherlands – 1.5%
Bite Finance Internation,, 8.448%, 3/15/2014, 144A(b)	EUR	2,820,000	3,731,298
Excelcomindo Finance Co., 7.125%, 1/18/2013, 144A		1,460,000	1,434,450
Kingdom of Netherlands, 5.500%, 1/15/2028	EUR	12,995,000	21,074,338
Koninklijke (Royal) KPN NV, 4.750%, 1/17/2017	EUR	1,600,000	2,144,117
Majapahit Holding BV, 7.250%, 6/28/2017, 144A		3,340,000	3,198,050

			31,582,253

Poland – 0.5%
Republic of Poland, Series 2BR, 1.020%, 6/09/2009	JPY	1,200,000,000	10,747,871

Singapore – 1.4%
Government of Singapore, 3.625%, 7/01/2011	SGD	9,640,000	7,054,214
Government of Singapore, 4.625%, 7/01/2010	SGD	29,950,000	22,197,913
SP Powerassets Ltd., 3.730%, 10/22/2010	SGD	2,340,000	1,649,649

			30,901,776

South Africa – 1.1%
Edcon Proprietary Ltd.,, 8.198%, 6/15/2014, 144A(b)	EUR	8,335,000	10,175,468
Republic of South Africa, 4.500%, 4/05/2016	EUR	9,090,000	12,329,167

			22,504,635

Spain – 0.9%
Instituto de Credito Oficial, Series EMTN, 0.800%, 9/28/2009	JPY	1,565,000,000	14,005,010
Telefonica Emisiones SAU, 6.221%, 7/03/2017		4,610,000	4,789,753

			18,794,763

Supranational – 3.0%
European Investment Bank, 1.250%, 9/20/2012(c)	JPY	2,400,000,000	21,731,929
European Investment Bank, 1.400%, 6/20/2017(c)	JPY	2,810,000,000	24,966,026
European Investment Bank, Series EMTN, 6.500%, 8/12/2014	PLN	43,400,000	18,318,705

			65,016,660

Sweden – 2.4%
Government of Sweden, Series 1048, 4.000%, 12/01/2009	SEK	323,850,000	49,986,101
Stena AB, 7.000%, 12/01/2016		1,445,000	1,389,006

			51,375,107

United Kingdom – 3.5%
BSKYB Finance UK Plc, 5.750%, 10/20/2017	GBP	3,270,000	6,254,686
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A	IDR	75,579,375,000	6,376,268
Lloyds TSB Bank PLC, 4.385%, 5/29/2049(b)	EUR	3,065,000	3,815,477
Network Rail MTN Finance Plc, Series EMTN, 4.875%, 3/06/2009	GBP	6,200,000	12,324,370
Standard Chartered Bank, 6.750%, 4/27/2009	GBP	800,000	1,604,438
United Kingdom Treasury, 5.000%, 3/07/2025	GBP	18,385,000	38,845,719
United Kingdom Treasury, 5.250%, 6/07/2012	GBP	2,520,000	5,176,685

			74,397,643

United States – 38.5%
Ahold Finance USA, Inc., Series EMTN, 6.500%, 3/14/2017	GBP	4,490,000	8,736,695

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Albertson’s, Inc., 6.625%, 6/01/2028		$830,000	$730,203
Albertson’s, Inc., 7.750%, 6/15/2026		50,000	49,456
Albertson’s, Inc., Series MTNC, 7.450%, 8/01/2029(c)		5,544,000	5,335,762
ALLTEL Corp., 6.500%, 11/01/2013		1,335,000	1,068,000
ALLTEL Corp., 6.800%, 5/01/2029		1,595,000	1,116,500
ALLTEL Corp., 7.000%, 7/01/2012		2,865,000	2,471,062
ALLTEL Corp., 7.875%, 7/01/2032		3,035,000	2,321,775
American Express Co., 6.150%, 8/28/2017		2,955,000	3,032,640
ASIF Global Financing XXVII, 2.380%, 2/26/2009, 144A	SGD	16,300,000	11,196,672
Bank of America, 5.300%, 3/15/2017		15,925,000	15,485,088
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	6,820,000,000	7,356,609
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	3,250,000,000	3,541,130
Barclays Financial LLC, 4.910%, 3/23/2009, 144A(b)	KRW	4,844,220,000	5,336,120
Bristol Myers Squibb Co., 4.625%, 11/15/2021	EUR	3,700,000	4,778,731
Cardinal Health, Inc., 6.000%, 6/15/2017, 144A		4,570,000	4,642,224
Cargill, Inc., 5.600%, 9/15/2012, 144A		5,595,000	5,686,702
Chesapeake Energy Corp., 6.500%, 8/15/2017		1,990,000	1,920,350
Chesapeake Energy Corp., 6.875%, 11/15/2020		5,615,000	5,390,400
CIT Group, Inc., 5.500%, 12/01/2014	GBP	10,325,000	17,322,991
CIT Group, Inc., Series EMTN, 5.500%, 12/20/2016	GBP	350,000	563,200
Citi Credit Card Issuance Trust, 5.375%, 4/10/2013	EUR	5,130,000	7,583,977
Citigroup, Inc., 5.000%, 9/15/2014		19,620,000	18,694,799
Comcast Corp., 4.950%, 6/15/2016		6,300,000	5,932,483
Comcast Corp., 5.900%, 3/15/2016		3,360,000	3,380,466
Comcast Corp., 6.950%, 8/15/2037		3,444,000	3,717,013
Community Health Systems, Inc., 8.875%, 7/15/2015		3,490,000	3,555,437
Corning, Inc., 5.900%, 3/15/2014		1,675,000	1,702,187
Corning, Inc., 6.200%, 3/15/2016		3,670,000	3,781,197
Couche-Tard US/Finance, 7.500%, 12/15/2013		3,775,000	3,765,562
CSX Corp., 5.600%, 5/01/2017		859,000	826,943
CSX Corp., 6.000%, 10/01/2036(c)		7,016,000	6,367,651
CVS Caremark Corp., 5.750%, 6/01/2017		14,845,000	14,940,542
DaimlerChrysler NA Holding, 4.875%, 6/15/2010		3,285,000	3,270,401
Delta Air Lines, Inc., 6.821%, 8/10/2022, 144A		7,790,000	7,478,400
Energy Future Holdings Corp., Series P, 5.550%, 11/15/2014		1,390,000	1,109,474
Energy Future Holdings Corp., Series Q, 6.500%, 11/15/2024		7,060,000	5,149,635
Erac USA Finance Co., 6.375%, 10/15/2017, 144A		4,730,000	4,569,714
Federal Home Loan Mortgage Corp., 4.000%, 12/01/2019		147,512	141,616
Federal Home Loan Mortgage Corp., 4.000%, 2/01/2020		231,616	222,360
Federal Home Loan Mortgage Corp., 4.000%, 9/01/2020		978,007	937,348
Federal Home Loan Mortgage Corp., 4.500%, 9/01/2020		4,563,268	4,484,305
Federal Home Loan Mortgage Corp., 4.500%, 4/01/2035		5,104,083	4,833,928
Federal Home Loan Mortgage Corp., 5.000%, 4/01/2020		3,362,960	3,366,259
Federal Home Loan Mortgage Corp., 5.000%, 7/01/2035		20,970,224	20,473,919
Federal Home Loan Mortgage Corp., 5.000%, 8/01/2035		7,582,495	7,403,039
Federal Home Loan Mortgage Corp., 5.500%, 5/01/2020		1,830,935	1,853,541

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Federal Home Loan Mortgage Corp., 5.500%, 1/01/2021		$1,206,288	$1,221,181
Federal Home Loan Mortgage Corp., 5.500%, 4/01/2037		56,492,921	56,383,407
Federal Home Loan Mortgage Corp., 6.000%, 5/01/2018		634,531	649,975
Federal Home Loan Mortgage Corp., 6.000%, 10/01/2020		1,114,678	1,139,842
Federal Home Loan Mortgage Corp., 6.500%, 8/01/2035		775,575	798,201
Federal Home Loan Mortgage Corp., 6.500%, 10/01/2035		949,680	977,385
Federal National Mortgage Association, 1.750%, 3/26/2008	JPY	2,310,000,000	20,716,264
Federal National Mortgage Association, 2.290%, 2/19/2009	SGD	16,200,000	11,201,718
Federal National Mortgage Association, 4.500%, 6/01/2019		4,562,174	4,487,044
Federal National Mortgage Association, 4.500%, 9/01/2035		2,030,743	1,923,050
Federal National Mortgage Association, 5.000%, 10/01/2019		1,532,011	1,534,837
Federal National Mortgage Association, 5.000%, 10/01/2019		406,433	407,183
Federal National Mortgage Association, 5.000%, 4/01/2020		393,378	393,764
Federal National Mortgage Association, 5.000%, 6/01/2020		729,514	730,230
Federal National Mortgage Association, 5.000%, 7/01/2035(d)		4,100,178	4,002,890
Federal National Mortgage Association, 5.000%, 9/01/2035(d)		10,058,045	9,819,392
Federal National Mortgage Association, 5.000%, 5/01/2036		872,995	852,281
Federal National Mortgage Association, 5.000%, 3/01/2037(d)		7,585,897	7,401,925
Federal National Mortgage Association, 5.500%, 11/01/2016		477,565	484,941
Federal National Mortgage Association, 5.500%, 5/01/2020		2,033,818	2,060,955
Federal National Mortgage Association, 5.500%, 9/01/2020		784,205	795,183
Federal National Mortgage Association, 5.500%, 11/01/2034		1,459,020	1,459,100
Federal National Mortgage Association, 5.500%, 6/01/2035		6,455,678	6,451,740
Federal National Mortgage Association, 5.500%, 9/01/2035		3,962,790	3,960,373
Federal National Mortgage Association, 5.500%, 12/01/2035		19,265,936	19,254,184
Federal National Mortgage Association, 5.500%, 4/01/2036		14,109,050	14,100,444
Federal National Mortgage Association, 5.500%, 6/01/2037		8,844,230	8,834,263
Federal National Mortgage Association, 6.000%, 6/01/2017		1,112,114	1,137,232
Federal National Mortgage Association, 6.000%, 11/01/2017		797,773	817,814
Federal National Mortgage Association, 6.000%, 9/01/2021		2,520,765	2,581,214
Federal National Mortgage Association, 6.000%, 11/01/2034		2,542,171	2,585,025
Federal National Mortgage Association, 6.000%, 4/01/2035		3,035,739	3,086,913
Federal National Mortgage Association, 6.000%, 5/01/2035		3,157,109	3,207,797
Federal National Mortgage Association, 6.000%, 8/01/2037		14,424,819	14,649,250
Federal National Mortgage Association, 6.500%, 3/01/2033		1,656,249	1,715,642
Federal National Mortgage Association, 6.500%, 6/01/2035		460,163	473,585
Federal National Mortgage Association, 6.500%, 7/01/2035		197,261	203,014
Federal National Mortgage Association, 6.500%, 10/01/2035		1,438,522	1,482,668
Ford Motor Credit Co., 5.700%, 1/15/2010		10,030,000	9,036,809
General Electric Capital Corp., 0.750%, 2/05/2009(c)	JPY	1,365,000,000	12,182,339

5

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
General Electric Capital Corp., 2.250%, 2/09/2009	CHF	10,980,000	$9,612,977
General Electric Capital Corp., Series EMTN, 0.550%, 10/14/2008	JPY	560,000,000	4,998,058
General Electric Capital Corp., Series EMTN, 1.725%, 6/27/2008	SGD	2,250,000	1,555,275
Georgia-Pacific Corp., 7.125%, 1/15/2017, 144A		1,860,000	1,808,850
Georgia-Pacific Corp., 7.250%, 6/01/2028		4,540,000	3,995,200
Georgia-Pacific LLC, 8.000%, 1/15/2024		180,000	167,400
Georgia-Pacific LLC, 8.875%, 5/15/2031		1,405,000	1,355,825
Goldman Sachs Group, Inc., 5.004%, 5/23/2016(b)	EUR	8,500,000	11,636,882
Government National Mortgage Association, 5.500%, 11/20/2034		525,516	526,720
Government National Mortgage Association, 5.500%, 2/20/2036		1,563,174	1,566,439
Government National Mortgage Association, 6.000%, 10/20/2035		981,102	1,001,789
Government National Mortgage Association, 6.000%, 5/15/2037		2,738,238	2,803,799
Government National Mortgage Association, 6.500%, 7/20/2037		4,407,229	4,550,799
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037		11,075,000	11,093,810
HCA, Inc., 5.750%, 3/15/2014		265,000	219,950
HCA, Inc., 6.375%, 1/15/2015		1,170,000	988,650
HCA, Inc., 6.500%, 2/15/2016(c)		2,360,000	1,994,200
HCA, Inc., 7.580%, 9/15/2025		25,000	20,352
HCA, Inc., 7.690%, 6/15/2025		50,000	41,395
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A		5,680,000	5,580,600
Home Depot, Inc., 5.875%, 12/16/2036		4,310,000	3,637,213
Hospira, Inc., 5.550%, 3/30/2012		3,120,000	3,172,647
Hospira, Inc., 6.050%, 3/30/2017		890,000	894,275
Host Hotels & Resorts LP, 6.875%, 11/01/2014		4,255,000	4,233,725
Host Marriott LP, Series O, 6.375%, 3/15/2015		1,060,000	1,033,500
Host Marriott LP, Series Q, 6.750%, 6/01/2016		2,195,000	2,162,075
HSBC Bank USA, Zero Coupon Bond, 4/18/2012, 144A	MYR	7,370,000	1,964,962
HSBC Bank USA, Zero Coupon Bond, 5/17/2012, 144A	MYR	36,855,000	9,784,908
HSBC Bank USA, 3.310%, 8/25/2010, 144A		11,760,000	13,406,400
JPMorgan Chase & Co., Zero Coupon Bond, 10/22/2012, 144A	KRW	11,947,200,000	9,871,230
JPMorgan Chase & Co., Zero Coupon Bond, 11/01/2012, 144A	MYR	16,825,000	4,240,592
JPMorgan Chase & Co., 5.125%, 9/15/2014		15,965,000	15,648,558
JPMorgan Chase & Co., Series EMTN, Zero Coupon Bond, 6/08/2012, 144A	MYR	67,400,675	17,346,451
JPMorgan Chase & Co., Series EMTN, Zero Coupon Bond, 9/10/2012, 144A	MYR	12,911,029	3,276,754
JPMorgan Chase And Co., Zero Coupon Bond, 11/01/2012, 144A	KRW	2,381,600,000	1,973,366
Kraft Foods, Inc., 6.000%, 2/11/2013		7,055,000	7,253,281
Kraft Foods, Inc., 6.875%, 2/01/2038		8,065,000	8,372,994
L-3 Communications Corp., 5.875%, 1/15/2015		1,935,000	1,867,275

6

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
L-3 Communications Corp., 6.125%, 7/15/2013		$830,000	$815,475
L-3 Communications Corp., 6.125%, 1/15/2014		280,000	274,400
Lucent Technologies, Inc., 6.450%, 3/15/2029		7,950,000	6,568,687
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039(b)		5,755,000	5,805,657
Morgan Stanley, 5.375%, 11/14/2013	GBP	2,010,000	3,820,377
Motorola, Inc., 6.625%, 11/15/2037		6,000,000	5,804,976
National Semiconductor Corp., 6.150%, 6/15/2012		9,275,000	9,454,768
News America, Inc., 6.150%, 3/01/2037		5,730,000	5,535,117
NGPL Pipeco LLC, 6.514%, 12/15/2012, 144A		8,320,000	8,447,479
Nisource Finance Corp., 6.400%, 3/15/2018		5,925,000	5,911,675
Owens & Minor, Inc., 6.350%, 4/15/2016		5,630,000	5,745,438
Petrobras International Finance Co., 5.875%, 3/01/2018		3,100,000	3,082,950
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		855,000	722,475
Qwest Capital Funding, Inc., 6.875%, 7/15/2028(c)		250,000	211,250
Qwest Capital Funding, Inc., 7.250%, 2/15/2011(c)		1,035,000	1,019,475
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		1,340,000	1,206,000
Qwest Corp., 6.500%, 6/01/2017		734,000	702,805
Qwest Corp., 6.875%, 9/15/2033		1,815,000	1,674,337
Qwest Corp., 7.250%, 9/15/2025		1,656,000	1,556,640
Qwest Corp., 7.250%, 10/15/2035		2,630,000	2,465,625
R.H. Donnelley Corp., 6.875%, 1/15/2013(c)		1,250,000	1,118,750
R.H. Donnelley Corp., 8.875%, 10/15/2017, 144A		470,000	434,750
R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013		4,535,000	4,058,825
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013		3,970,000	3,553,150
RBS Capital Trust, 4.243%, 1/12/2016(b)	EUR	2,830,000	3,479,517
Reynolds American, Inc., 6.750%, 6/15/2017		9,755,000	9,935,692
SLM Corp., Series A, 5.000%, 10/01/2013		4,740,000	4,154,648
Sprint Nextel Corp., 6.000%, 12/01/2016		6,775,000	6,489,048
SUPERVALU, Inc., 7.500%, 11/15/2014		1,735,000	1,778,375
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/2015, 144A		2,225,000	2,202,750
Time Warner, Inc., 6.625%, 5/15/2029		7,255,000	7,142,722
Time Warner, Inc., 6.950%, 1/15/2028		2,055,000	2,096,986
TXU Corp., Series R, 6.550%, 11/15/2034(c)		2,700,000	1,954,012
U.S. Treasury Notes, 4.500%, 3/31/2012(c)		9,720,000	10,158,916
U.S. Treasury Notes, 5.000%, 7/31/2008(c)(d)		16,885,000	17,032,744
Union Pacific Corp., 5.375%, 6/01/2033(c)		1,198,000	1,049,746
Union Pacific Corp., 5.450%, 1/31/2013		2,535,000	2,557,108
Union Pacific Corp., 5.650%, 5/01/2017		4,190,000	4,135,949
Wells Fargo & Co, 4.625%, 11/02/2035	GBP	7,180,000	12,154,308

			824,798,338

Uruguay – 0.9%
Republic of Uruguay, 4.250%, 4/05/2027	UYU	424,205,392	19,836,412

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $1,949,466,449)			2,012,261,417

TOTAL BONDS AND NOTES
(Identified Cost $1,949,466,499)			2,012,261,417

7

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Global Bond Fund - continued

	Shares (‡)	Value (†)
PREFERRED STOCKS – 0.8%

NON-CONVERTIBLE PREFERRED STOCKS – 0.8%
United States – 0.8%
Federal Home Loan Mortgage Corp., 8.375%, 12/31/2012	345,775	$9,042,016
Federal National Mortgage Association, 8.250%, 12/31/2010	275,000	7,081,250

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $15,737,421)		16,123,266

Total Preferred Stocks
(Identified Cost $15,737,421)		16,123,266

	Shares/Principal Amount (‡)
SHORT-TERM INVESTMENTS – 7.8%
State Street Securities Lending Quality Trust(e)	120,225,777	120,225,777
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation dated 12/31/07 at 3.250% to be repurchased at $47,641,600 on 1/02/08 collateralized by $7,630,000 Federal Home Loan Mortgage Corp., 5.750% due 4/15/2008 with a value of $7,553,700 including accrued interest and $40,380,000 Federal Home Loan Bank Discount Note, Zero Coupon due 3/24/2008 with a value of $41,036,175(f)	$47,633,000	47,633,000

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $167,858,777)		167,858,777

TOTAL INVESTMENTS – 102.6%
(Identified Cost $2,133,062,647)(a)		2,196,243,460
Other assets less liabilities—(2.6)%		(55,568,708)

NET ASSETS – 100.0%		$2,140,674,752

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

8

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Global Bond Fund - continued

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $2,137,620,402 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$78,902,467
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,279,409)

Net unrealized appreciation	$58,623,058

At September 30, 2007, the Fund had a capital loss carryover of approximately $6,544,259 of which $1,046,616 expires on September 30, 2014 and $5,497,643 expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2007 is disclosed.

(c)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $118,154,993 and $120,225,777, respectively.

(d)	All or a portion of this security is held as collateral for open futures contracts.

(e)	Represents investments of security lending collateral.

(f)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the total value of these securities amounted to $214,372,263 or 10.0% of total net assets.

EMTN	Euro Medium Term Note

MTN	Medium Term Note

PIK	Payment-in-Kind

Key to Abbreviations: ARS: Argentine Peso; BRL: Brazilian Real; CAD: Canadian Dollar; CHF: Swiss Franc; COP: Colombian Peso; EGP: Egyptian Pound; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; IDR: Indonesian Rupiah; JPY: Japanese Yen; KRW: South Korean Won; MYR: Malaysian Ringgit; PLN: Polish Zloty; SEK: Swedish Krona; SGD: Singapore Dollar; UYU: Uruguayan Peso

9

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Global Bond Fund - continued

At December 31, 2007, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value	Market Value	Unrealized Appreciation
U.S. Treasury Bond	03/19/2008	150	$17,650,432	$17,456,250	$297,307

HOLDINGS AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Sovereigns	18.9%
Treasuries	13.5
Banking	13.7
Mortgage Related	13.0
Supranational	3.0
Government Guaranteed	2.7
Government Sponsored	2.6
Wirelines	2.3
Non-Captive Diversified	2.1
Other, less than 2% each	23.0

10

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – 93.4% of Net Assets
NON-CONVERTIBLE BONDS – 88.3%

Aerospace & Defense – 2.0%
Bombardier, Inc., 7.450%, 5/01/2034, 144A	$1,670,000	$1,644,950

Airlines – 2.7%
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011	112,576	110,876
Continental Airlines, Inc., Series 1997-4B, 6.900%, 1/02/2017	95,208	91,400
Continental Airlines, Inc., Series 1998-1, Class B, 6.748%, 9/15/2018	276,637	264,188
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019	15,560	15,463
Continental Airlines, Inc., Series 2001-1B, 7.373%, 12/15/2015	74,637	71,838
Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016	185,356	180,259
Delta Air Lines, Inc., 6.821%, 8/10/2022, 144A	250,000	240,000
Delta Air Lines, Inc., 8.021%, 8/10/2022, 144A(b)	770,000	746,900
Northwest Airlines, Inc., Series 07-1, 8.028%, 11/01/2017(b)	540,000	521,100

		2,242,024

Automotive – 5.1%
Cummins, Inc., 6.750%, 2/15/2027	139,000	141,536
Cummins, Inc., 7.125%, 3/01/2028	150,000	155,120
Ford Motor Co., 6.625%, 2/15/2028	165,000	109,725
Ford Motor Co., 6.625%, 10/01/2028	1,470,000	977,550
Ford Motor Co., 7.125%, 11/15/2025	35,000	23,975
Ford Motor Co., 7.450%, 7/16/2031(b)	695,000	516,037
Ford Motor Co., 7.500%, 8/01/2026	110,000	78,100
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	825,000	689,196
Ford Motor Credit Co. LLC, 7.250%, 10/25/2011	370,000	320,479
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016(b)	100,000	84,941
General Motors Corp., 7.400%, 9/01/2025	45,000	32,625
General Motors Corp., 8.250%, 7/15/2023(b)	1,060,000	842,700
General Motors Corp., 8.375%, 7/15/2033(b)	25,000	20,125
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	320,000	278,400
Tenneco Automotive, Inc., 8.625%, 11/15/2014(b)	10,000	9,825

		4,280,334

Brokerage – 0.7%
Nuveen Investments, Inc., 10.500%, 11/15/2015, 144A	550,000	547,937

Building Materials – 0.7%
Owens Corning, Inc., 6.500%, 12/01/2016	85,000	77,838
Owens Corning, Inc., 7.000%, 12/01/2036	130,000	117,294
Texas Industries, Inc., 7.250%, 7/15/2013	70,000	68,600
USG Corp., 6.300%, 11/15/2016	365,000	329,739

		593,471

Chemicals – 3.8%
Basell AF SCA, 8.375%, 8/15/2015, 144A	200,000	161,500
Borden, Inc., 7.875%, 2/15/2023	610,000	457,500
Borden, Inc., 8.375%, 4/15/2016	175,000	141,750
Borden, Inc., 9.200%, 3/15/2021	220,000	176,000
Chemtura Corp., 6.875%, 6/01/2016	365,000	343,100
Georgia Gulf Corp., 10.750%, 10/15/2016(b)	335,000	224,450

1

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Chemicals – continued
Hercules, Inc., 6.500%, 6/30/2029	$675,000	$553,500
LPG International, Inc., 7.250%, 12/20/2015	100,000	99,000
Methanex Corp., 6.000%, 8/15/2015	150,000	146,380
Montell Finance Co. BV, 8.100%, 3/15/2027, 144A	290,000	220,400
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028	235,000	231,475
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	275,000	276,375
Nalco Finance Holdings, Inc., (step to 9.000% on 2/1/2009), Zero Coupon, 2/01/2014(c)	43,000	39,560
Polyone Corp., 8.875%, 5/01/2012(b)	80,000	81,400

		3,152,390

Consumer Cyclical Services – 0.2%
KAR Holdings, Inc., 10.000%, 5/01/2015, 144A	165,000	147,263

Consumer Products – 0.3%
Church & Dwight Co., Inc., 6.000%, 12/15/2012	195,000	190,612
Jostens IH Corp., 7.625%, 10/01/2012	25,000	25,125

		215,737

Electric – 6.5%
AES Corp., 7.750%, 3/01/2014	160,000	161,200
Allegheny Energy Supply Co., LLC, 7.800%, 3/15/2011	40,000	41,700
Allegheny Generating Co., 6.875%, 9/01/2023	100,000	98,500
Dynegy Holdings, Inc., 7.125%, 5/15/2018	195,000	172,575
Dynegy Holdings, Inc., 7.500%, 6/01/2015	100,000	93,500
Dynegy Holdings, Inc., 7.625%, 10/15/2026	325,000	276,250
Dynegy Holdings, Inc., 7.750%, 6/01/2019	350,000	322,875
Dynegy Holdings, Inc., 8.375%, 5/01/2016(b)	280,000	273,700
Edison Mission Energy, 7.625%, 5/15/2027	525,000	493,500
Edison Mission Energy, 7.750%, 6/15/2016	515,000	530,450
Energy Future Holdings Corp., Series P, 5.550%, 11/15/2014	155,000	123,718
Energy Future Holdings Corp., Series Q, 6.500%, 11/15/2024	945,000	689,292
Enersis SA, 7.375%, 1/15/2014	50,000	53,528
Enersis SA, 7.400%, 12/01/2016	175,000	189,644
NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027	460,000	404,800
NSG Holdings LLC, 7.750%, 12/15/2025, 144A	355,000	355,888
Reliant Energy, Inc., 7.875%, 6/15/2017(b)	410,000	405,900
TXU Corp., Series R, 6.550%, 11/15/2034	515,000	372,710
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(d)	365,000	378,375

		5,438,105

Food & Beverage – 1.7%
Aramark Services, Inc., 5.000%, 6/01/2012	950,000	817,000
Cosan Finance Ltd.,, 7.000%, 2/01/2017, 144A(b)	105,000	98,438
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A(b)	110,000	109,312
Sara Lee Corp., 6.125%, 11/01/2032	425,000	402,447

		1,427,197

Gaming – 0.3%
Harrah’s Operating Co., Inc., 5.750%, 10/01/2017	350,000	241,500

Healthcare – 4.9%
Boston Scientific Corp., 5.450%, 6/15/2014	20,000	18,400
Boston Scientific Corp., 6.400%, 6/15/2016	135,000	126,900

2

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Healthcare – continued
Boston Scientific Corp., 7.000%, 11/15/2035	$250,000	$220,000
Community Health Systems, Inc., 8.875%, 7/15/2015	870,000	886,313
DaVita, Inc., 7.250%, 3/15/2015	155,000	155,388
HCA, Inc., 5.750%, 3/15/2014	10,000	8,300
HCA, Inc., 6.375%, 1/15/2015	510,000	430,950
HCA, Inc., 6.500%, 2/15/2016(b)	720,000	608,400
HCA, Inc., 7.050%, 12/01/2027	430,000	328,399
HCA, Inc., 7.500%, 12/15/2023	30,000	24,566
HCA, Inc., 7.500%, 11/06/2033	840,000	657,300
HCA, Inc., 7.690%, 6/15/2025	160,000	132,464
HCA, Inc., 8.360%, 4/15/2024	40,000	35,169
HCA, Inc., Series MTN, 7.580%, 9/15/2025	200,000	162,812
HCA, Inc., Series MTN, 7.750%, 7/15/2036	20,000	16,069
Tenet Healthcare Corp., 6.875%, 11/15/2031	450,000	335,250

		4,146,680

Home Construction – 4.1%
Centex Corp., 5.250%, 6/15/2015	125,000	105,851
D.R. Horton, Inc., 5.625%, 9/15/2014	65,000	54,595
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	1,030,000	1,037,725
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	15,000	10,275
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016(b)	730,000	496,400
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014(b)	105,000	73,500
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	130,000	91,000
K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012	10,000	5,700
KB Home, 5.750%, 2/01/2014	90,000	77,625
KB Home, 5.875%, 1/15/2015	390,000	336,375
KB Home, 6.250%, 6/15/2015(b)	265,000	230,550
KB Home, 7.250%, 6/15/2018	290,000	262,450
Lennar Corp., Series B, 5.600%, 5/31/2015	250,000	190,506
Pulte Homes, Inc., 6.000%, 2/15/2035	475,000	358,159
Pulte Homes, Inc., 6.375%, 5/15/2033	100,000	75,758
Toll Brothers Finance Corp., 5.150%, 5/15/2015	40,000	36,298

		3,442,767

Independent Energy – 5.7%
Chesapeake Energy Corp., 6.500%, 8/15/2017	570,000	550,050
Chesapeake Energy Corp., 6.875%, 1/15/2016	100,000	99,000
Chesapeake Energy Corp., 6.875%, 11/15/2020	405,000	388,800
Encore Acquisition Co., 6.000%, 7/15/2015	275,000	247,500
Encore Acquisition Co., 7.250%, 12/01/2017	115,000	109,538
Forest Oil Corp., 7.250%, 6/15/2019, 144A	715,000	718,575
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	430,000	422,475
Hilcorp Energy I LP, 9.000%, 6/01/2016, 144A(b)	185,000	191,475
Pioneer Natural Resources Co., 5.875%, 7/15/2016	20,000	18,411
Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,640,000	1,478,143
Swift Energy Co., 7.125%, 6/01/2017	600,000	570,000
Swift Energy Co., 7.625%, 7/15/2011	20,000	20,100

		4,814,067

Industrial Other – 1.0%
Baldor Electric Co., 8.625%, 2/15/2017	325,000	334,750
Chart Industries, Inc., 9.125%, 10/15/2015	305,000	312,625

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Industrial Other – continued
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	$155,000	$151,871

		799,246

Lodging – 0.6%
Host Marriott LP, Series M, 7.000%, 8/15/2012	175,000	175,000
Host Marriott LP, Series O, 6.375%, 3/15/2015	50,000	48,750
Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016	315,000	309,656

		533,406

Media Cable – 2.5%
Charter Communications Operating LLC/CAP, 8.000%, 4/30/2012, 144A	170,000	164,050
Comcast Corp., 5.650%, 6/15/2035	80,000	73,227
CSC Holdings, Inc., 6.750%, 4/15/2012	215,000	205,594
CSC Holdings, Inc., 7.625%, 7/15/2018	1,260,000	1,157,625
CSC Holdings, Inc., 7.875%, 2/15/2018	310,000	289,850
Virgin Media Finance PLC, 8.750%, 4/15/2014	30,000	29,775
Virgin Media Finance PLC, 9.125%, 8/15/2016	175,000	173,250

		2,093,371

Media Non-Cable – 2.4%
Clear Channel Communications, Inc., 4.900%, 5/15/2015	5,000	3,647
Clear Channel Communications, Inc., 5.500%, 12/15/2016	390,000	284,169
Clear Channel Communications, Inc., 5.750%, 1/15/2013	75,000	62,103
EchoStar DBS Corp., 7.125%, 2/01/2016	275,000	280,500
Idearc, Inc., 8.000%, 11/15/2016	455,000	417,463
Intelsat Corp., 6.875%, 1/15/2028	235,000	195,050
R.H. Donnelley Corp., 8.875%, 10/15/2017, 144A	160,000	148,000
R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013	405,000	362,475
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013	340,000	304,300

		2,057,707

Metals & Mining – 2.3%
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	765,000	627,300
International Steel Group, Inc., 6.500%, 4/15/2014	75,000	77,012
Novelis, Inc., 7.250%, 2/15/2015	70,000	65,800
Peabody Energy Corp., 7.375%, 11/01/2016	110,000	112,750
United States Steel Corp., 6.050%, 6/01/2017	80,000	75,187
United States Steel Corp., 6.650%, 6/01/2037	275,000	245,312
Vale Overseas Ltd., 6.875%, 11/21/2036	740,000	748,592

		1,951,953

Non-Captive Consumer – 1.7%
Countrywide Financial Corp., SeriesA, MTN, 5.211%, 12/19/2008(e)	30,000	24,532
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011(b)	88,000	63,541
Residential Capital LLC, 7.625%, 11/21/2008	5,000	3,975
Residential Capital LLC, 7.875%, 6/30/2010	15,000	9,600
Residential Capital LLC, 8.000%, 6/01/2012	80,000	49,200
Residential Capital LLC, 8.000%, 4/17/2013	570,000	350,550
Residential Capital LLC, 8.375%, 6/30/2015	120,000	72,600
SLM Corp., MTN, 5.050%, 11/14/2014	50,000	43,217
SLM Corp., Series A, MTN, 5.000%, 10/01/2013	55,000	48,208

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Non-Captive Consumer – continued
SLM Corp., Series A, MTN, 5.000%, 6/15/2018	$65,000	$51,979
SLM Corp., Series A, MTN, 5.375%, 5/15/2014	70,000	62,235
SLM Corp., Series A, MTN, 5.625%, 8/01/2033	850,000	656,996

		1,436,633

Non-Captive Diversified – 2.9%
GMAC LLC, 6.000%, 12/15/2011	450,000	377,406
GMAC LLC, 6.625%, 5/15/2012	772,000	641,777
GMAC LLC, 6.750%, 12/01/2014	982,000	792,031
GMAC LLC, 6.875%, 9/15/2011	175,000	149,711
GMAC LLC, 6.875%, 8/28/2012	55,000	46,088
GMAC LLC, 7.000%, 2/01/2012	60,000	50,906
GMAC LLC, 8.000%, 11/01/2031(b)	120,000	100,665
iStar Financial, Inc., 5.150%, 3/01/2012	130,000	112,348
iStar Financial, Inc., 5.650%, 9/15/2011	45,000	40,213
iStar Financial, Inc., 5.800%, 3/15/2011	20,000	17,917
iStar Financial, Inc., Series B, 5.950%, 10/15/2013	130,000	113,281

		2,442,343

Oil Field Services – 1.5%
Basic Energy Services, Inc., 7.125%, 4/15/2016	330,000	310,200
Grant Prideco, Inc., 6.125%, 8/15/2015	230,000	240,350
North American Energy Partners, Inc., 8.750%, 12/01/2011	620,000	612,250
Pride International, Inc., 7.375%, 7/15/2014	85,000	87,337

		1,250,137

Packaging – 1.6%
Owens-Illinois, Inc., 7.500%, 5/15/2010	500,000	506,250
Owens-Illinois, Inc., 7.800%, 5/15/2018(b)	825,000	839,437

		1,345,687

Paper – 3.6%
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013(b)	75,000	51,094
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018	40,000	26,300
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028	250,000	160,625
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029	25,000	17,062
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030	190,000	130,150
Bowater, Inc., 6.500%, 6/15/2013(b)	435,000	319,725
Domtar Corp., 5.375%, 12/01/2013	250,000	225,625
Georgia-Pacific Corp., 7.250%, 6/01/2028	215,000	189,200
Georgia-Pacific Corp., 7.375%, 12/01/2025(b)	495,000	435,600
Georgia-Pacific Corp., 7.700%, 6/15/2015	125,000	123,125
Georgia-Pacific Corp., 7.750%, 11/15/2029	525,000	480,375
Georgia-Pacific Corp., 8.000%, 1/15/2024	260,000	241,800
Georgia-Pacific LLC, 8.875%, 5/15/2031	225,000	217,125
Mercer International, Inc., 9.250%, 2/15/2013	140,000	128,100
Sappi Papier Holding AG, 7.500%, 6/15/2032, 144A	290,000	253,082

		2,998,988

Pharmaceuticals – 1.8%
Elan Financial PLC, 7.750%, 11/15/2011	800,000	752,000
Elan Financial PLC, 8.875%, 12/01/2013	770,000	758,450

		1,510,450

5

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Pipelines – 3.0%
El Paso Corp., 6.375%, 2/01/2009	$240,000	$241,189
El Paso Corp., 6.950%, 6/01/2028	250,000	236,669
Kinder Morgan Energy Partners, LP, 5.800%, 3/15/2035	60,000	54,313
Kinder Morgan Finance, 5.700%, 1/05/2016	130,000	117,676
Kinder Morgan Finance, 6.400%, 1/05/2036	600,000	495,511
Kinder Morgan, Inc., 6.670%, 11/01/2027	100,000	87,210
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015	225,000	197,985
KN Capital Trust III, 7.630%, 4/15/2028	35,000	31,570
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(b)	150,000	151,422
Williams Cos., Inc., 7.500%, 1/15/2031	235,000	252,625
Williams Cos., Inc., 7.750%, 6/15/2031	85,000	93,075
Williams Partners LP, 7.250%, 2/01/2017	530,000	545,900

		2,505,145

Refining – 0.6%
Petroplus Finance Ltd., 6.750%, 5/01/2014, 144A	500,000	465,625
Petroplus Finance Ltd., 7.000%, 5/01/2017, 144A	75,000	68,625

		534,250

Restaurants – 0.1%
Denny’s Corp. Holdings, Inc., 10.000%, 10/01/2012	120,000	115,350

Retailers – 3.2%
Dillard’s, Inc., 6.625%, 1/15/2018	155,000	122,686
Dillard’s, Inc., 7.000%, 12/01/2028	480,000	350,400
Dillard’s, Inc., 7.130%, 8/01/2018	175,000	140,875
Dillard’s, Inc., 7.875%, 1/01/2023	75,000	58,500
Foot Locker, Inc., 8.500%, 1/15/2022	280,000	257,600
Home Depot, Inc., 5.875%, 12/16/2036	745,000	628,706
Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	180,000	167,869
Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	300,000	274,753
Toys R Us, Inc., 7.375%, 10/15/2018	985,000	711,663

		2,713,052

Sovereigns – 0.4%
Republic of Brazil, 8.250%, 1/20/2034	235,000	297,275

Supermarkets – 2.3%
Albertson’s, Inc., 6.625%, 6/01/2028	605,000	532,257
Albertson’s, Inc., 7.450%, 8/01/2029	1,075,000	1,034,622
Albertson’s, Inc., 7.750%, 6/15/2026	220,000	217,606
Albertson’s, Inc., 8.000%, 5/01/2031	30,000	30,434
American Stores Co., 8.000%, 6/01/2026	70,000	70,179
Couche-Tard US/Finance, 7.500%, 12/15/2013	40,000	39,900

		1,924,998

Technology – 6.5%
Activant Solutions, Inc., 9.500%, 5/01/2016	90,000	77,850
Flextronics International Ltd., 6.250%, 11/15/2014	380,000	361,950
Freescale Semiconductor, Inc., 10.125%, 12/15/2016(b)	480,000	396,000
Lucent Technologies, Inc., 6.450%, 3/15/2029	3,020,000	2,495,275
Lucent Technologies, Inc., 6.500%, 1/15/2028	290,000	239,612
Nortel Networks Corp., 6.875%, 9/01/2023(b)	125,000	98,750
Nortel Networks Ltd., 10.125%, 7/15/2013, 144A	370,000	381,100
Northern Telecom Capital Corp., 7.875%, 6/15/2026	860,000	705,200

6

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Technology – continued
Seagate Technology HDD Holdings, 6.800%, 10/01/2016	$750,000	$731,250
Unisys Corp, 8.000%, 10/15/2012	15,000	13,125

		5,500,112

Transportation Services – 1.4%
APL Ltd., 8.000%, 1/15/2024(d)	185,000	155,400
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(f)	34,292	40,122
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(f)	347,188	317,678
Overseas Shipholding Group, 7.500%, 2/15/2024	155,000	148,219
Stena AB, 7.000%, 12/01/2016	525,000	504,656
Stena AB, 7.500%, 11/01/2013	45,000	44,381

		1,210,456

Wireless – 2.0%
ALLTEL Corp., 6.500%, 11/01/2013	5,000	4,000
ALLTEL Corp., 6.800%, 5/01/2029(b)	15,000	10,500
ALLTEL Corp., 7.000%, 7/01/2012(b)	20,000	17,250
ALLTEL Corp., 7.875%, 7/01/2032	170,000	130,050
Philippine Long Distance Telephone Co., 8.350%, 3/06/2017	150,000	166,500
Rogers Wireless, Inc., 6.375%, 3/01/2014	400,000	412,063
Sprint Capital Corp., 6.875%, 11/15/2028	501,000	475,130
Sprint Nextel Corp., 6.000%, 12/01/2016	502,000	480,812

		1,696,305

Wirelines – 8.2%
Axtel SAB de CV, 7.625%, 2/01/2017, 144A	765,000	765,000
Cincinnati Bell Telephone Co., 6.300%, 12/01/2028(b)	185,000	160,487
Cincinnati Bell, Inc., 8.375%, 1/15/2014	800,000	780,000
Citizens Communications Co., 7.000%, 11/01/2025(b)	15,000	12,488
Citizens Communications Co., 7.125%, 3/15/2019	325,000	308,750
Citizens Communications Co., 7.450%, 7/01/2035	325,000	270,562
Citizens Communications Co., 7.875%, 1/15/2027	540,000	514,350
Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A	785,000	800,700
L-3 Communications Corp., Series B, 6.375%, 10/15/2015	25,000	24,625
Level 3 Financing, Inc., 8.750%, 2/15/2017	790,000	677,425
Level 3 Financing, Inc., 9.250%, 11/01/2014(b)	835,000	755,675
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	830,000	701,350
Qwest Capital Funding, Inc., 6.875%, 7/15/2028(b)	495,000	418,275
Qwest Capital Funding, Inc., 7.625%, 8/03/2021	315,000	283,500
Qwest Capital Funding, Inc., 7.750%, 2/15/2031	280,000	252,000
Qwest Corp., 6.875%, 9/15/2033	150,000	138,375
Qwest Corp., 7.250%, 9/15/2025	10,000	9,400

		6,872,962

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $77,460,167)		74,124,248

CONVERTIBLE BONDS – 5.1%

Healthcare – 0.1%
Invitrogen Corp., 1.500%, 2/15/2024	50,000	52,750

Industrial Other – 0.2%
Incyte Corp., 3.500%, 2/15/2011(b)	185,000	181,763

7

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Media Non-Cable – 0.4%
Liberty Media LLC, 3.500%, 1/15/2031	$154,390	$137,021
Sinclair Broadcast Group, Inc., (step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(c)	190,000	173,612

		310,633

Non-Captive Consumer – 0.2%
Countrywide Financial Corp., 1.743%, 4/15/2037, 144A(e)	66,000	51,467
Countrywide Financial Corp., 2.619%, 5/15/2037, 144A(e)	196,000	143,021

		194,488

Pharmaceuticals – 1.5%
Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008	95,000	94,287
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024	45,000	30,263
Human Genome Sciences, Inc., 2.250%, 8/15/2012	275,000	238,219
Nektar Therapeutics, 3.250%, 9/28/2012	205,000	169,125
Regeneron Pharmaceuticals, Inc., 5.500%, 10/17/2008(b)	160,000	168,200
Valeant Pharmaceuticals International, 3.000%, 8/16/2010	180,000	164,700
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	510,000	428,400

		1,293,194

Real Estate Investment Trusts – 0.3%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A(b)	330,000	281,738

Technology – 0.5%
JDS Uniphase Corp., 1.000%, 5/15/2026	200,000	160,000
Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008	50,000	47,187
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	45,000	38,925
Maxtor Corp., 5.750%, 3/01/2012(d)	134,000	125,960

		372,072

Textile – 0.4%
Jones Apparel Group, Inc., 6.125%, 11/15/2034(b)	425,000	325,667

Wirelines – 1.5%
Level 3 Communications, Inc., 2.875%, 7/15/2010	270,000	235,575
Level 3 Communications, Inc., 6.000%, 9/15/2009(b)	105,000	97,650
Level 3 Communications, Inc., 6.000%, 3/15/2010	1,062,000	945,180

		1,278,405

TOTAL CONVERTIBLE BONDS
(Identified Cost $4,445,143)		4,290,710

TOTAL BONDS AND NOTES
(Identified Cost $81,905,310)		78,414,958

	Shares

COMMON STOCKS – 0.5%
Chemicals – 0.5%
Hercules, Inc.(b)
(Identified Cost $367,916)	20,651	399,597

8

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued

TOTAL COMMON STOCKS
(Identified Cost $367,916)		$399,597

PREFERRED STOCKS – 1.8%
CONVERTIBLE PREFERRED STOCKS – 1.8%
Automotive – 0.2%
Ford Motor Co., Capital Trust II, 6.500%(b)	6,225	202,313

Capital Markets – 0.1%
Newell Financial Trust I, 5.250%(b)	1,675	76,422

Electric Utilities – 0.4%
AES Trust III, 6.750%(b)	7,975	371,236

Hotels, Restaurant & Leisure – 0.0%
Six Flags, Inc., 7.250%(b)	2,100	30,135

Oil, Gas & Consumable Fuels – 0.8%
Chesapeake Energy Corp., 5.000%(b)	3,260	385,087
El Paso Energy Capital Trust I, 4.750%	8,050	289,800

		674,887

Packaging & Containers – 0.2%
Owens-Illinois, Inc., 4.750%	3,500	174,930

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $1,501,250)		1,529,923

TOTAL PREFERRED STOCKS
(Identified Cost $1,501,250)		1,529,923

	Shares/Principal Amount
SHORT-TERM INVESTMENTS – 13.7%
State Street Securities Lending Quality Trust(g)	9,449,960	9,449,960
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07 at 3.250% to be repurchased at $2,056,371 on 1/02/08 collateralized by $2,090,000 Federal Home Loan Bank, 2.750% due 3/14/08 with a value of $2,100,450 including accrued interest(h)	$2,056,000	2,056,000

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $11,505,960)		11,505,960

TOTAL INVESTMENTS – 109.4%
(Identified Cost $95,280,436)(a)		91,850,438
Other assets less liabilities – (9.4)%		(7,860,893)

NET ASSETS – 100.0%		$83,989,545

9

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes):

At December 31, 2007, the net unrealized depreciation on investments based on a cost of $95,294,706 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,112,025
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,556,293)

Net unrealized depreciation	$(3,444,268)

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $9,251,042 and $9,449,960, respectively.

(c)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(d)	Illiquid security.

(e)	Variable rate security. Rate as of December 31, 2007 is disclosed.

(f)	Non-income producing security.

(g)	Represents investments of security lending collateral.

10

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

(h)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the total value of these securities amounted to $9,906,692 or 11.8% of net assets.

MTN	Medium Term Note

HOLDINGS AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Wirelines	9.7%
Technology	7.0
Electric	6.5
Independent Energy	5.7
Automotive	5.3
Healthcare	5.0
Chemicals	4.3
Home Construction	4.1
Paper	3.6
Pharmaceuticals	3.3
Retailers	3.2
Pipelines	3.0
Non-Captive Diversified	2.9
Media Non-Cable	2.8
Airlines	2.7
Media Cable	2.5
Metals & Mining	2.3
Supermarkets	2.3
Wireless	2.0
Aerospace & Defense	2.0
Other, less than 2% each	15.5

11

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 98.1% of Net Assets

Automotive – 1.7%
Ford Motor Co., 6.625%, 2/15/2028		$20,000	$13,300
Ford Motor Co., 6.625%, 10/01/2028		185,000	123,025
Ford Motor Co., 7.450%, 7/16/2031		140,000	103,950
Ford Motor Co., 7.500%, 8/01/2026		15,000	10,650

			250,925

Brokerage – 0.7%
Goldman Sachs Group, Inc., 6.750%, 10/01/2037		100,000	97,978

Construction Machinery – 1.2%
Joy Global, Inc., 6.625%, 11/15/2036		165,000	174,123

Electric – 0.6%
Energy Future Holdings Corp., Series Q, 6.500%, 11/15/2024		10,000	7,294
Texas Competitive Electric Holdings Co., 10.250%, 11/01/2015, 144A		80,000	79,200

			86,494

Food & Beverage – 0.5%
Dean Foods Co., 6.900%, 10/15/2017		75,000	64,875

Independent Energy – 0.2%
Chesapeake Energy Corp., 6.500%, 8/15/2017		35,000	33,775

Lodging – 0.3%
Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027		50,000	45,587

Metals & Mining – 0.3%
United States Steel Corp., 6.650%, 6/01/2037		55,000	49,063

Non-Captive Consumer – 1.1%
Residential Capital LLC, 8.000%, 4/17/2013		50,000	30,750
SLM Corp., 5.050%, 11/14/2014		25,000	21,609
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		30,000	26,295
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		45,000	38,377
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		5,000	4,445
SLM Corp., Series A, MTN, 5.625%, 8/01/2033		45,000	34,782

			156,258

Non-Captive Diversified – 2.7%
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	300,000	208,645
General Electric Capital Corp., Series GMTN, 2.960%, 5/18/2012	SGD	200,000	136,067
iStar Financial, Inc., 5.125%, 4/01/2011		5,000	4,457
iStar Financial, Inc., 5.150%, 3/01/2012		20,000	17,284
iStar Financial, Inc., 5.375%, 4/15/2010		5,000	4,629
iStar Financial, Inc., 5.650%, 9/15/2011		10,000	8,936
iStar Financial, Inc., 5.950%, 10/15/2013		5,000	4,357

			384,375

1

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued

Paper – 0.5%
Georgia-Pacific Corp., 7.700%, 6/15/2015		$70,000		$68,950

Pipelines – 0.2%
Colorado Interstate Gas Co., 5.950%, 3/15/2015		3,000		2,968
Southern Natural Gas Co., 7.350%, 2/15/2031		30,000		31,325

				34,293

Sovereigns – 1.0%
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	15,000	(††)	136,074

Technology – 1.3%
Agilent Technologies, Inc., 6.500%, 11/01/2017		105,000		106,662
Lucent Technologies, Inc., 6.450%, 3/15/2029		90,000		74,362
Lucent Technologies, Inc., 6.500%, 1/15/2028		15,000		12,394

				193,418

Textile – 0.1%
Jones Apparel Group, Inc., 6.125%, 11/15/2034		10,000		7,663

Treasuries – 82.4%
U.S. Treasury Inflation Index Bonds, 2.000%, 1/15/2026(b)		168,419		167,735
U.S. Treasury Inflation Index Bonds, 2.375%, 1/15/2017(b)		751,093		792,579
U.S. Treasury Inflation Index Bonds, 2.375%, 1/15/2025(b)		764,768		802,887
U.S. Treasury Inflation Index Bonds, 2.500%, 7/15/2016(b)		294,835		314,414
U.S. Treasury Inflation Index Bonds, 3.375%, 4/15/2032(b)		1,483,045		1,899,456
U.S. Treasury Inflation Index Notes, 0.875%, 4/15/2010(b)		887,762		884,780
U.S. Treasury Inflation Index Notes, 1.625%, 1/15/2015(b)		607,248		609,667
U.S. Treasury Inflation Index Notes, 1.875%, 7/15/2013(b)		580,135		597,811
U.S. Treasury Inflation Index Notes, 1.875%, 7/15/2015(b)		596,120		607,623
U.S. Treasury Inflation Index Notes, 2.000%, 4/15/2012(b)		108,105		112,041
U.S. Treasury Inflation Index Notes, 2.000%, 1/15/2014(b)		706,681		729,925
U.S. Treasury Inflation Index Notes, 2.000%, 7/15/2014(b)		653,932		675,645
U.S. Treasury Inflation Index Notes, 2.000%, 1/15/2016(b)		436,837		448,304
U.S. Treasury Inflation Index Notes, 2.375%, 4/15/2011(b)		399,977		416,913
U.S. Treasury Inflation Index Notes, 2.375%, 1/15/2027		290,077		306,757
U.S. Treasury Inflation Index Notes, 2.625%, 7/15/2017(b)		771,143		832,051
U.S. Treasury Inflation Index Notes, 3.000%, 7/15/2012(b)		714,612		773,958
U.S. Treasury Inflation Index Notes, 3.375%, 1/15/2012(b)		194,139		211,778
U.S. Treasury Inflation Index Notes, 3.500%, 1/15/2011		336,109		361,474
U.S. Treasury Inflation Index Notes, 4.250%, 1/15/2010(b)		291,816		311,377

				11,857,175

Wireless – 0.9%
ALLTEL Corp., 7.875%, 7/01/2032		20,000		15,300
Sprint Capital Corp., 6.875%, 11/15/2028		120,000		113,804

				129,104

2

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued

Wirelines – 2.4%
AT&T Corp., 8.000%, 11/15/2031		$80,000	$98,246
Bell Canada, 5.000%, 2/15/2017	CAD	30,000	25,232
Bell Canada, 6.550%, 5/01/2029, 144A	CAD	5,000	4,308
Bell Canada, 7.300%, 2/23/2032	CAD	15,000	13,953
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	35,000	28,776
Embarq Corp., 7.995%, 6/01/2036		165,000	173,883

			344,398

TOTAL BONDS AND NOTES
(Identified Cost $13,851,921)			14,114,528

		Shares
PREFERRED STOCKS – 0.8%
NON-CONVERTIBLE PREFERRED STOCKS – 0.8%
Thrifts & Mortgage Finance – 0.8%
Federal Home Loan Mortgage Corp., 8.375%		1,160	30,334
Federal National Mortgage Association, 8.250%		3,500	90,125

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $116,500)			120,459

TOTAL PREFERRED STOCKS
(Identified Cost $116,500)			120,459

SHORT-TERM INVESTMENT – 25.3%
State Street Securities Lending Quality Trust(c) (Identified Cost $3,646,553)		3,646,553	3,646,553

TOTAL INVESTMENTS – 124.2%
(Identified Cost $17,614,974)(a)			17,881,540
Other assets less liabilities—(24.2)%			(3,485,664)

NET ASSETS – 100.0%			$14,395,876

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment advisor using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $17,694,985 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$296,911
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(110,356)

Net unrealized appreciation	$186,555

At September 30, 2007, the Fund had a capital loss carryover of approximately $177,178 of which $22,173 expires on September 30, 2014 and $155,055 expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $3,598,477 and $3,646,553, respectively.

(c)	Represents investments of security lending collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the total value of these securities amounted to $83,508 or 0.6% of net assets.

MTN	Medium Term Note

Key to Abbreviations: CAD: Canadian Dollar, MXN: Mexican Peso; SGD: Singapore Dollar

HOLDINGS AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Treasuries	82.4%
Non-Captive Diversified	2.7
Wirelines	2.4
Other, less than 2% each	11.4

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Institutional High Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 88.1% of Net Assets
NON-CONVERTIBLE BONDS – 79.6%

Aerospace & Defense – 1.0%
Bombardier, Inc., 7.350%, 12/22/2026	CAD	600,000	$574,497
Bombardier, Inc., 7.450%, 5/01/2034, 144A		1,500,000	1,477,500

			2,051,997

Airlines – 0.6%
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011		34,639	34,116
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 4/02/2018		336,104	334,003
Continental Airlines, Inc., Series 2001-1B, 7.373%, 12/15/2015		180,851	174,069
Delta Air Lines, Inc., Class C, 8.954%, 8/10/2014, 144A		600,000	588,000

			1,130,188

Automotive – 5.8%
Cummins, Inc., 7.125%, 3/01/2028		350,000	361,947
Ford Motor Co., 6.500%, 8/01/2018(b)		20,000	14,725
Ford Motor Co., 6.625%, 2/15/2028		30,000	19,950
Ford Motor Co., 6.625%, 10/01/2028		1,510,000	1,004,150
Ford Motor Co., 7.125%, 11/15/2025		190,000	130,150
Ford Motor Co., 7.450%, 7/16/2031		1,685,000	1,251,112
Ford Motor Co., 7.500%, 8/01/2026		30,000	21,300
Ford Motor Credit Co., 5.700%, 1/15/2010		2,745,000	2,473,185
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016(b)		940,000	798,446
General Motors Corp., 7.400%, 9/01/2025(b)		5,110,000	3,704,750
General Motors Corp., 8.250%, 7/15/2023(b)		645,000	512,775
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028		1,700,000	1,479,000

			11,771,490

Banking – 3.3%
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	50,000,000	1,631,028
Barclays Financial LLC, Series EMTN, 4.100%, 3/22/2010, 144A	THB	11,000,000	358,233
BNP Paribas SA, Series EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	10,477,600,000	830,511
HSBC Bank USA, 3.310%, 8/25/2010, 144A		500,000	570,000
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	6,846,018,000	553,804
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	5,376,000,000	434,602
JPMorgan Chase & Co., Zero Coupon Bond, 5/07/2012, 144A	BRL	2,200,000	940,103
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A	IDR	9,533,078,500	804,260
Rabobank Nederland, Series EMTN, 13.500%, 1/28/2008, 144A	ISK	40,000,000	635,801

			6,758,342

Building Materials – 0.1%
Ply Gem Industries, Inc., 9.000%, 2/15/2012(b)		125,000	96,875

Chemicals – 3.2%
Borden, Inc., 7.875%, 2/15/2023		1,474,000	1,105,500
Borden, Inc., 9.200%, 3/15/2021		2,541,000	2,032,800
Georgia Gulf Corp., 10.750%, 10/15/2016		350,000	234,500
Hercules, Inc., 6.500%, 6/30/2029		1,743,000	1,429,260
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028		1,405,000	1,383,925

1

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Chemicals – continued
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	$400,000	$402,000

		6,587,985

Construction Machinery – 0.1%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013(b)	300,000	280,500

Electric – 5.8%
AES Corp., 7.750%, 3/01/2014	1,185,000	1,193,888
AES Corp. (The),, 7.750%, 10/15/2015, 144A	645,000	654,675
AES Corp. (The),, 8.000%, 10/15/2017, 144A	1,285,000	1,313,913
Dynegy Holdings, Inc., 7.125%, 5/15/2018	100,000	88,500
Dynegy Holdings, Inc., 7.625%, 10/15/2026	490,000	416,500
Dynegy Holdings, Inc., 7.750%, 6/01/2019	1,250,000	1,153,125
Dynegy Holdings, Inc., 8.375%, 5/01/2016(b)	250,000	244,375
Energy Future Holdings Corp., Series P, 5.550%, 11/15/2014	920,000	734,328
Energy Future Holdings Corp., Series Q, 6.500%, 11/15/2024	1,515,000	1,105,056
NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027	1,685,000	1,482,800
NRG Energy, Inc., 7.375%, 2/01/2016	575,000	560,625
Quezon Power Philippines Co., 8.860%, 6/15/2017	400,000	400,000
Reliant Energy, Inc., 7.875%, 6/15/2017(b)	1,025,000	1,014,750
TXU Corp., Series R, 6.550%, 11/15/2034	420,000	303,957
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	1,000,000	1,036,643

		11,703,135

Entertainment – 0.0%
Six Flags, Inc., 9.625%, 6/01/2014(b)	40,000	29,500

Food & Beverage – 0.3%
Sara Lee Corp., 6.125%, 11/01/2032	690,000	653,384

Healthcare – 3.4%
HCA, Inc., 6.375%, 1/15/2015	500,000	422,500
HCA, Inc., 6.500%, 2/15/2016(b)	540,000	456,300
HCA, Inc., 7.050%, 12/01/2027	1,000,000	763,718
HCA, Inc., 7.500%, 12/15/2023	370,000	302,986
HCA, Inc., 7.500%, 11/06/2033	2,120,000	1,658,900
HCA, Inc., 7.580%, 9/15/2025	560,000	455,875
HCA, Inc., 7.690%, 6/15/2025	620,000	513,299
HCA, Inc., 7.750%, 7/15/2036	155,000	124,536
Tenet Healthcare Corp., 6.875%, 11/15/2031	2,855,000	2,126,975

		6,825,089

Home Construction – 1.6%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	185,000	126,725
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016(b)	1,133,000	770,440
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014(b)	360,000	252,000
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	272,000	190,400
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016(b)	755,000	528,500
K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013(b)	10,000	5,600
KB Home, 7.250%, 6/15/2018	1,260,000	1,140,300
Lennar Corp., Series B, 5.500%, 9/01/2014	40,000	30,306

2

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Home Construction – continued
Pulte Homes, Inc., 6.000%, 2/15/2035		$400,000	$301,608

			3,345,879

Independent Energy – 1.8%
Chesapeake Energy Corp., 6.500%, 8/15/2017		155,000	149,575
Chesapeake Energy Corp., 6.875%, 11/15/2020		515,000	494,400
Connacher Oil and Gas Ltd.,, 10.250%, 12/15/2015, 144A		495,000	494,381
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A		985,000	967,763
Pioneer Natural Resources Co., 6.875%, 5/01/2018		820,000	792,961
Pioneer Natural Resources Co., 7.200%, 1/15/2028		920,000	829,202

			3,728,282

Media Cable – 0.3%
Virgin Media Finance Plc, 9.125%, 8/15/2016		685,000	678,150

Media Non-Cable – 1.2%
Clear Channel Communications, Inc., 4.900%, 5/15/2015		500,000	364,720
Clear Channel Communications, Inc., 5.500%, 9/15/2014		455,000	346,817
Clear Channel Communications, Inc., 5.500%, 12/15/2016		365,000	265,953
Clear Channel Communications, Inc., 5.750%, 1/15/2013		225,000	186,309
R.H. Donnelley Corp., 8.875%, 10/15/2017, 144A		1,460,000	1,350,500

			2,514,299

Metals & Mining – 0.9%
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A		1,245,000	1,020,900
Ryerson, Inc., 12.000%, 11/01/2015, 144A		775,000	765,312

			1,786,212

Non-Captive Consumer – 3.1%
Countrywide Home Loans, Inc., 4.000%, 3/22/2011		120,000	86,646
Residential Capital LLC, 6.375%, 5/17/2013	GBP	1,020,000	1,116,727
Residential Capital LLC, 6.500%, 6/01/2012		90,000	55,350
Residential Capital LLC, 8.000%, 4/17/2013		1,990,000	1,223,850
Residential Capital LLC, 8.375%, 6/30/2015		255,000	154,275
Residential Capital LLC, Series EMTN, 9.375%, 7/01/2014	GBP	305,000	346,066
SLM Corp., 6.500%, 6/15/2010	NZD	4,720,000	3,274,816

			6,257,730

Non-Captive Diversified – 1.8%
General Electric Capital Corp., 6.500%, 9/28/2015	NZD	3,035,000	2,123,765
General Electric Capital Corp., Series EMTN, 6.750%, 9/26/2016	NZD	250,000	179,155
GMAC Canada Ltd., Series EMTN, 6.625%, 12/17/2010	GBP	25,000	43,296
GMAC LLC, 6.000%, 12/15/2011		680,000	570,302
GMAC LLC, 6.625%, 5/15/2012		75,000	62,349
GMAC LLC, 6.750%, 12/01/2014		244,000	196,798
GMAC LLC, 6.875%, 9/15/2011		85,000	72,717
GMAC LLC, 6.875%, 8/28/2012		150,000	125,695
GMAC LLC, 7.000%, 2/01/2012		175,000	148,474
GMAC LLC, 8.000%, 11/01/2031(b)		245,000	205,524

			3,728,075

Packaging – 0.8%
Owens-Illinois, Inc., 7.800%, 5/15/2018		1,555,000	1,582,213

Paper – 1.8%
Abitibi-Consolidated, Inc., 5.250%, 6/20/2008(b)		200,000	191,500

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Paper – continued
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013(b)		$250,000		$170,312
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018		15,000		9,863
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028		140,000		89,950
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029		15,000		10,237
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030		90,000		61,650
Georgia-Pacific Corp., 7.250%, 6/01/2028		1,240,000		1,091,200
Georgia-Pacific Corp., 7.750%, 11/15/2029		1,165,000		1,065,975
Georgia-Pacific LLC, 8.000%, 1/15/2024		250,000		232,500
Georgia-Pacific LLC, 8.875%, 5/15/2031		765,000		738,225

				3,661,412

Pharmaceuticals – 2.1%
Elan Financial Plc, 7.750%, 11/15/2011		3,590,000		3,374,600
Elan Financial Plc, 8.875%, 12/01/2013		830,000		817,550

				4,192,150

Pipelines – 3.1%
Colorado Interstate Gas Co., 5.950%, 3/15/2015		22,000		21,765
El Paso Corp., 6.950%, 6/01/2028		15,000		14,200
El Paso Corp., 7.420%, 2/15/2037		1,055,000		1,025,282
El Paso Corp., 7.800%, 8/01/2031		500,000		507,428
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015		50,000		43,997
KN Capital Trust III, 7.630%, 4/15/2028		10,000		9,020
Southern Natural Gas Co., 7.350%, 2/15/2031		95,000		99,195
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(b)		890,000		898,440
Williams Cos., Inc., 7.500%, 1/15/2031		3,375,000		3,628,125

				6,247,452

Railroads – 0.1%
Missouri Pacific Railroad Co., 4.750%, 1/01/2020		30,000		26,550
Missouri Pacific Railroad Co., 5.000%, 1/01/2045		314,000		213,520

				240,070

Retailers – 3.9%
Dillard’s, Inc., 6.625%, 1/15/2018		500,000		395,762
Dillard’s, Inc., 7.000%, 12/01/2028		450,000		328,500
Dillard’s, Inc., 7.130%, 8/01/2018		750,000		603,750
Dillard’s, Inc., 7.750%, 7/15/2026		1,500,000		1,155,000
Foot Locker, Inc., 8.500%, 1/15/2022		1,679,000		1,544,680
Toys R Us, Inc., 7.375%, 10/15/2018		5,185,000		3,746,162
Toys R Us, Inc., 7.875%, 4/15/2013(b)		197,000		152,183

				7,926,037

Sovereigns – 4.1%
Indonesia Treasury Bond, Zero Coupon Bond, 11/20/2012	IDR	4,897,000,000		335,243
Indonesia Treasury Bond, 10.250%, 7/15/2022	IDR	1,881,000,000		194,874
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	95,000	(††)	853,445
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	365,000	(††)	3,479,009
Republic of Brazil, 10.250%, 1/10/2028(b)	BRL	4,170,000		2,248,989
Republic of South Africa, 13.000%, 8/31/2010	ZAR	8,190,000		1,297,702

				8,409,262

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Supermarkets – 1.1%
Albertson’s, Inc., 6.625%, 6/01/2028		$240,000	$211,143
Albertson’s, Inc., 8.000%, 5/01/2031		480,000	486,947
Albertson’s, Inc., 8.700%, 5/01/2030		180,000	191,770
Albertson’s, Inc., Series MTNC, 7.450%, 8/01/2029		1,310,000	1,260,795
American Stores Co., 8.000%, 6/01/2026		110,000	110,282

			2,260,937

Supranational – 3.4%
Inter-American Development Bank, Series EMTN, Zero Coupon Bond, 5/11/2009	BRL	11,000,000	5,113,764
Nordic Invest Bank, 13.000%, 9/12/2008	ISK	113,000,000	1,777,776

			6,891,540

Technology – 4.4%
Affiliated Computer Services, Inc., 5.200%, 6/01/2015		100,000	86,125
Amkor Technology, Inc., 7.750%, 5/15/2013		1,600,000	1,508,000
Corning, Inc., 6.850%, 3/01/2029		701,000	740,566
Freescale Semiconductor, Inc., 10.125%, 12/15/2016(b)		805,000	664,125
Lucent Technologies, Inc., 6.450%, 3/15/2029		4,115,000	3,400,019
Nortel Networks Corp., 6.875%, 9/01/2023		1,000,000	790,000
Northern Telecom Capital Corp., 7.875%, 6/15/2026		2,225,000	1,824,500

			9,013,335

Textile – 0.2%
Kellwood Co., 7.625%, 10/15/2017		500,000	390,000

Transportation Services – 3.0%
APL Ltd., 8.000%, 1/15/2024(c)		2,685,000	2,255,400
Atlas Air, Inc., Series 1999-1B, 7.630%, 1/02/2015(d)		397,855	457,533
Atlas Air, Inc., Series 1999-1C, 8.770%, 1/02/2011(d)		399,542	401,539
Atlas Air, Inc., Series 2000-1, 9.702%, 1/02/2008(d)		40,344	39,941
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(d)		2,207,572	2,582,859
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(d)		289,324	264,731

			6,002,003

Treasuries – 14.2%
U.S. Treasury Bonds, 4.500%, 2/15/2036(b)		9,735,000	9,784,434
U.S. Treasury Bonds, 4.750%, 2/15/2037(b)		18,220,000	19,068,360

			28,852,794

Wireless – 0.5%
ALLTEL Corp., 7.875%, 7/01/2032		625,000	478,125
True Move Co. Ltd., 10.750%, 12/16/2013, 144A		600,000	606,000

			1,084,125

Wirelines – 2.6%
Bell Canada, 5.000%, 2/15/2017	CAD	105,000	88,313
Bell Canada, 7.300%, 2/23/2032	CAD	275,000	255,802
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	220,000	180,877
Citizens Communications Co., 7.875%, 1/15/2027		860,000	819,150
Level 3 Financing, Inc., 8.750%, 2/15/2017		95,000	81,463
Level 3 Financing, Inc., 9.250%, 11/01/2014(b)		290,000	262,450
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		964,000	814,580
Qwest Capital Funding, Inc., 6.875%, 7/15/2028(b)		800,000	676,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		290,000	261,000

5

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wirelines – continued
Qwest Capital Funding, Inc., 7.750%, 2/15/2031	$1,550,000	$1,395,000
Qwest Corp., 6.875%, 9/15/2033	190,000	175,275
Qwest Corp., 7.250%, 9/15/2025	15,000	14,100
Qwest Corp., 7.250%, 10/15/2035	225,000	210,937

		5,234,947

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $156,854,378)		161,915,389

CONVERTIBLE BONDS – 8.5%
Industrial Other – 0.5%
Incyte Corp., 3.500%, 2/15/2011	1,100,000	1,080,750

Media Non-Cable – 0.1%
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(f)	155,000	141,631

Non-Captive Consumer – 0.2%
Countrywide Financial Corp., Series A, 1.743%, 4/15/2037(e), 144A	132,000	102,934
Countrywide Financial Corp., Series B, 2.619%, 5/15/2037(e), 144A	324,000	236,423

		339,357

Pharmaceuticals – 3.1%
Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008	800,000	794,000
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024	230,000	154,675
Human Genome Sciences, Inc., 2.250%, 8/15/2012	775,000	671,344
Nektar Therapeutics, 3.250%, 9/28/2012	1,180,000	973,500
Regeneron Pharmaceuticals, Inc., 5.500%, 10/17/2008	1,600,000	1,682,000
Valeant Pharmaceuticals International, 3.000%, 8/16/2010	1,230,000	1,125,450
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	980,000	823,200

		6,224,169

Real Estate Investment Trusts – 0.4%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A(b)	920,000	785,450

Technology – 1.5%
Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008	595,000	561,531
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	350,000	302,750
Maxtor Corp., 5.750%, 3/01/2012(c)	1,629,000	1,531,260
Nortel Networks Corp.,, 2.125%, 4/15/2014, 144A	795,000	616,125
Richardson Electronics, Ltd., 7.750%, 12/15/2011	132,000	122,760

		3,134,426

Textile – 0.7%
Dixie Yarns, Inc., 7.000%, 5/15/2012	22,000	20,680
Kellwood Co., (Step to 0.000% on 6/16/2011), 3.500%, 6/15/2034(f)	1,600,000	1,390,000

		1,410,680

Transportation Services – 0.0%
Builders Transportation, Inc., 8.000%, 8/15/2005(g)	75,000	—

Wirelines – 2.0%
Level 3 Communications, Inc., 2.875%, 7/15/2010	2,005,000	1,749,362
Level 3 Communications, Inc., 3.500%, 6/15/2012(b)	155,000	135,819
Level 3 Communications, Inc., 6.000%, 9/15/2009(b)	1,820,000	1,692,600

6

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wirelines – continued
Level 3 Communications, Inc., 6.000%, 3/15/2010	$575,000	$511,750

		4,089,531

TOTAL CONVERTIBLE BONDS
(Identified Cost $17,231,258)		17,205,994

TOTAL BONDS AND NOTES
(Identified Cost $174,085,636)		179,121,383

	Shares
COMMON STOCKS – 2.2%

BIOTECHNOLOGY – 0.9%
Vertex Pharmaceuticals, Inc.(b)	82,587	1,918,496

COMMUNICATIONS EQUIPMENT – 0.8%
Corning, Inc.	69,766	1,673,686

FOOD PRODUCTS – 0.0%
ConAgra Foods, Inc.	3,100	73,749

HOUSEHOLD DURABLES – 0.1%
KB Home(b)	6,775	146,340

Real Estate Investment Trusts (REITs) – 0.4%
Apartment Investment & Management Co.(b)	4,275	148,471
Associated Estates Realty Corp.(b)	32,565	307,414
Developers Diversified Realty Corp.	7,125	272,816

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
(Identified Cost $609,954)		728,701

TOTAL COMMON STOCKS
(Identified Cost $2,744,146)		4,540,972

PREFERRED STOCKS – 2.9%
CONVERTIBLE PREFERRED STOCKS – 2.9%
Automobiles – 0.4%
Ford Motor Co., Capital Trust II, 6.500%	26,900	874,250

Containers & Packaging – 1.0%
Owens-Illinois, Inc., 4.750%	42,800	2,139,144

Diversified Consumer Services – 0.3%
Six Flags, Inc., 7.250%(b)	39,950	573,282

Electric Utilities – 0.5%
AES Trust III, 6.750%(b)	15,975	743,636
CMS Energy Trust I, 7.750%	4,150	202,313

		945,949

Machinery – 0.1%
United Rentals Trust, 6.500%	4,937	207,354

Oil, Gas & Consumable Fuels – 0.2%
Chesapeake Energy Corp., 5.000%	1,000	118,125
El Paso Energy Capital Trust I, 4.750%	5,700	205,200

		323,325

7

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Shares (‡)	Value (†)
PREFERRED STOCKS – continued
Real Estate Investment Trusts (REITs) – 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%(b)	1,100	$22,682

Semiconductors & Semiconductor Equipment – 0.4%
Lucent Technologies Capital Trust, 7.750%	1,000	872,625

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $5,611,773)		5,958,611

TOTAL PREFERRED STOCKS
(Identified Cost $5,611,773)		5,958,611

CLOSED END INVESTMENT COMPANIES – 1.3%
Western Asset High Income Opportunity Fund, Inc.	176,050	1,056,300
Western Asset Managed High Income Fund, Inc.	222,550	1,277,437
BlackRock Senior High Income Fund, Inc.	16,550	89,370
DWS High Income Trust	10,906	52,349
Dreyfus High Yield Strategies Fund	24,918	93,193
Highland Credit Strategies Fund(b)	7,509	118,793
Highland Credit Strategies Fund(b)	3,886	1,749
Van Kampen High Income Trust II(b)	16,318	59,234

TOTAL CLOSED END INVESTMENT COMPANIES
(Identified Cost $2,812,894)		2,748,425

	Shares/Principal Amount
SHORT-TERM INVESTMENTS – 26.8%
State Street Securities Lending Quality Trust(h)	46,840,868	46,840,868
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07 at 3.250% to be repurchased at $7,796,371 on 1/02/08 collateralized by $7,710,000 Federal Home Loan Bank, 2.750% due 3/14/08 with a value of $7,748,550, including accrued interest(i)	$7,595,000	7,595,000

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $54,435,868)		54,435,868

TOTAL INVESTMENTS – 121.3%
(Identified Cost $239,690,317)(a)		246,805,259
Other assets less liabilities—(21.3)%		(43,408,422)

TOTAL NET ASSETS – 100.0%		$203,396,837

8

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents unit. One unit represent a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $239,758,538 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$14,385,393
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,338,672)

Net unrealized appreciation	$7,046,721

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $46,223,232 and $46,840,868, respectively.

(c)	Illiquid security. At December 31, 2007, the value of these securities amounted to 4,823,303 or 2.8% of net assets.

(d)	Non-income producing security.

(e)	Variable rate security. Rate as of December 31, 2007 is disclosed.

(f)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

9

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

(g)	Non-income producing security due to default or bankruptcy filing.

(h)	Represents investments of security lending collateral.

(i)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the total value of these securities amounted to $17,738,218 or 8.7% of net assets.

EMTN	Euro Medium Term Note

Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; GBP: Great British Pound; IDR: Indonesian Rupiah; ISK: Iceland Krona; MXN: Mexican Peso; NZD: New Zealand Dollar; THB: Thailand Baht; ZAR: South African Rand

HOLDINGS AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Treasuries	14.2%
Technology	7.1
Electric	6.3
Automotive	6.2
Pharmaceuticals	6.1
Wirelines	4.6
Sovereigns	4.1
Retailers	3.9
Supranational	3.4
Healthcare	3.4
Banking	3.3
Non-Captive Consumer	3.2
Chemicals	3.2
Pipelines	3.2
Transportation Services	3.0
Other, less than 25 each	19.3

10

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – 98.5% of Net Assets
NON-CONVERTIBLE BONDS – 98.5%
Aerospace & Defense – 0.0%
Boeing Capital Corp., 6.100%, 3/01/2011(b)	$5,000	$5,241

Asset-Backed Securities – 6.8%
Americredit Automobile Receivables Trust, Series 2004-DF, Class A4, 3.430%, 7/06/2011	115,580	114,539
Capital Auto Receivables Asset Trust, Series 2004-2, Class A4, 3.750%, 7/15/2009	25,000	24,894
Countrywide Asset Backed Certificates, Series 2004-S1, Class A2, 3.872%, 3/25/2020	68,454	66,386
Countrywide Asset Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	135,000	104,183
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021	391,340	381,986
DaimlerChrysler Auto Trust, Series 2004-C, Class A4, 3.280%, 12/08/2009	138,282	137,368
Ford Credit Auto Owner Trust, 4.380%, 1/15/2010	333,640	333,135
Honda Auto Receivables Owner Trust, Series 2004-3, Class A4, 3.280%, 2/18/2010	258,331	257,038
John Deere Owner Trust, Series 2005-A, Class A3, 3.980%, 6/15/2009	1,045	1,045
Navistar Financial Corp. Owner Trust, Series 2004-B, Class A3, 3.130%, 5/15/2009	113	113
Navistar Financial Corp. Owner Trust, Series 2004-B, Class A4, 3.530%, 10/15/2012	280,000	277,132
USAA Auto Owner Trust, Series 2004-3, Class A4, 3.530%, 6/15/2011	320,219	318,495
USAA Auto Owner Trust, Series 2006-1, Class A3, 5.010%, 9/15/2010	126,936	127,149
WFS Financial Owner Trust, Series 2004-2, Class A4, 3.540%, 11/21/2011	229,716	228,854

		2,372,317

Automotive – 0.6%
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013(b)	235,000	196,317

Banking – 9.5%
Bank of America Corp., 6.250%, 4/01/2008	450,000	451,915
Bank One Corp., 5.900%, 11/15/2011	5,000	5,191
Capital One Bank, 5.125%, 2/15/2014(b)	320,000	298,019
Citigroup, Inc., 5.300%, 10/17/2012	670,000	678,717
HSBC Finance Corp., 4.750%, 4/15/2010(b)	350,000	348,083
JPMorgan Chase & Co., 5.600%, 6/01/2011(b)	475,000	490,157
Suntrust Banks, Inc., 5.250%, 11/05/2012	190,000	191,445
Wachovia Corp., 5.300%, 10/15/2011(b)	530,000	531,178
Washington Mutual, Inc., 4.375%, 1/15/2008	5,000	4,985
Wells Fargo & Co., 5.250%, 10/23/2012	305,000	310,073

		3,309,763

Brokerage – 5.3%
Bear Stearns Cos., Inc., 5.350%, 2/01/2012(b)	265,000	258,091
Goldman Sachs Group, Inc., 4.500%, 6/15/2010	300,000	299,013
Goldman Sachs Group, Inc., 5.300%, 2/14/2012(b)	10,000	10,114
Goldman Sachs Group, Inc., 5.450%, 11/01/2012	270,000	275,255
Lehman Brothers Holdings, Inc., 6.200%, 9/26/2014	100,000	101,847

1

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Brokerage – continued
Lehman Brothers Holdings, Inc., Series I, 5.250%, 2/06/2012	$265,000	$262,214
Merrill Lynch & Co., Inc., Series C, 4.250%, 2/08/2010(b)	225,000	220,567
Morgan Stanley, 5.300%, 3/01/2013	400,000	398,994

		1,826,095

Chemicals – 0.0%
Lubrizol Corp., 4.625%, 10/01/2009	5,000	5,021

Construction Machinery – 0.5%
Caterpillar Financial Services, Series MTN, 4.850%, 12/07/2012(b)	160,000	160,276

Electric – 2.1%
Carolina Power & Light Co., 6.500%, 7/15/2012	5,000	5,322
Duke Energy Carolinas, 4.200%, 10/01/2008	5,000	4,969
Duke Energy Corp., 5.625%, 11/30/2012(b)	300,000	311,365
Nisource Finance Corp., 7.875%, 11/15/2010	145,000	153,819
Pacific Gas & Electric Co., 3.600%, 3/01/2009	5,000	4,946
Virginia Electric and Power Co., 5.100%, 11/30/2012	260,000	261,117

		741,538

Entertainment – 1.7%
Time Warner, Inc., 5.875%, 11/15/2016(b)	225,000	223,618
Time Warner, Inc., 6.500%, 11/15/2036	45,000	43,785
Walt Disney Co., 5.700%, 7/15/2011	315,000	328,346

		595,749

Food & Beverage – 1.5%
General Mills, Inc., 5.650%, 9/10/2012	225,000	228,671
HJ Heinz Finance Co., 6.000%, 3/15/2012(b)	100,000	102,594
Kellogg Co., 5.125%, 12/03/2012	175,000	176,466
Kraft Foods, Inc., 5.625%, 11/01/2011	5,000	5,113

		512,844

Healthcare – 1.0%
Hospira, Inc., 5.550%, 3/30/2012	250,000	254,218
WellPoint, Inc., 5.250%, 1/15/2016	100,000	96,818

		351,036

Healthcare Insurance – 0.5%
Aetna, Inc., 7.875%, 3/01/2011	170,000	184,085

Home Construction – 0.0%
Pulte Homes, Inc., 4.875%, 7/15/2009	5,000	4,631

Hybrid ARMS – 1.7%
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 6.368%, 9/25/2036(c)	595,508	596,562

Independent Energy – 0.0%
XTO Energy, Inc., 4.900%, 2/01/2014	5,000	4,855

Industrial Other – 0.7%
IDEX Corp., 6.875%, 2/15/2008	250,000	250,524

2

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Media Cable – 1.7%
Comcast Cable Communications, 7.125%, 6/15/2013	$195,000	$208,468
Comcast Corp., 6.300%, 11/15/2017	160,000	166,004
Cox Communications, Inc., 4.625%, 1/15/2010	5,000	4,961
Cox Communications, Inc., 5.450%, 12/15/2014	215,000	210,707

		590,140

Metals & Mining – 0.9%
United States Steel Corp., 6.050%, 6/01/2017	175,000	164,471
Vale Overseas Ltd., 6.250%, 1/23/2017	165,000	165,512

		329,983

Mortgage Related – 26.6%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.930%, 5/10/2045(c)	205,000	211,878
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	490,000	496,946
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	140,000	141,051
Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 6.032%, 7/25/2021(c)	314,522	293,607
Federal Home Loan Mortgage Corp., 4.500%, 12/01/2019	17,367	17,070
Federal Home Loan Mortgage Corp., 5.000%, 5/01/2019	6,319	6,335
Federal Home Loan Mortgage Corp., 5.000%, 1/01/2020	7,940	7,955
Federal Home Loan Mortgage Corp., 5.000%, 8/15/2024	640,575	642,955
Federal Home Loan Mortgage Corp., 5.500%, 3/01/2013	13,037	13,205
Federal Home Loan Mortgage Corp., 5.500%, 8/01/2022	229,680	232,445
Federal Home Loan Mortgage Corp., 6.000%, 11/01/2012	21,790	22,362
Federal Home Loan Mortgage Corp., 6.500%, 1/01/2024	4,990	5,183
Federal Home Loan Mortgage Corp., 6.588%, 1/01/2035(c)	366,556	369,297
Federal Home Loan Mortgage Corp., 7.000%, 2/01/2009	560	565
Federal Home Loan Mortgage Corp., 8.000%, 7/01/2025	512	548
Federal National Mortgage Association, 4.500%, 12/01/2019	21,815	21,456
Federal National Mortgage Association, 5.000%, 1/01/2019(d)	357,224	358,117
Federal National Mortgage Association, 5.000%, 2/01/2019	513,052	513,998
Federal National Mortgage Association, 5.500%, 1/01/2017	59,113	60,026
Federal National Mortgage Association, 5.500%, 1/01/2017	70,537	71,603
Federal National Mortgage Association, 5.500%, 2/01/2017	35,470	36,018
Federal National Mortgage Association, 5.500%, 8/01/2017	789,869	801,812
Federal National Mortgage Association, 5.500%, 9/01/2017	179,662	182,378
Federal National Mortgage Association, 5.500%, 11/01/2017	1,402	1,423
Federal National Mortgage Association, 5.500%, 1/01/2020	737,651	747,977
Federal National Mortgage Association, 5.500%, 3/01/2020	600,039	608,045
Federal National Mortgage Association, 6.000%, 9/01/2021	11,603	11,881
Federal National Mortgage Association, 6.000%, 7/01/2037(d)	1,022,468	1,038,377
Federal National Mortgage Association, 7.500%, 6/01/2016	3,141	3,271
Federal National Mortgage Association, 8.000%, 6/01/2015	4,618	4,861
Government National Mortgage Association, 6.500%, 12/15/2023	12,167	12,627

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Government National Mortgage Association, 8.500%, 9/15/2022		$3,335	$3,632
Government National Mortgage Association, 9.500%, 1/15/2019		8,850	9,700
GS Mortgage Securities Corporation. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039		205,000	196,507
GS Mortgage Securities Corporation. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039		410,000	414,053
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2, 6.051%, 4/15/2045(c)		375,000	383,900
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030		230,000	226,096
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.606%, 2/12/2039(c)		320,000	324,398
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 6.105%, 6/12/2046(c)		210,000	219,178
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047		330,000	320,418
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.915%, 8/12/2041(c)		205,000	209,250

			9,242,404

Non-Captive Consumer – 1.0%
American Express Co., 6.150%, 8/28/2017		130,000	133,416
American General Finance Corp., Series H, 5.375%, 10/01/2012(b)		5,000	4,939
Residential Capital LLC, 8.000%, 4/17/2013(b)		345,000	212,175

			350,530

Non-Captive Diversified – 3.3%
CIT Group, Inc., 5.125%, 9/30/2014(b)		5,000	4,404
CIT Group, Inc., 5.650%, 2/13/2017(b)		320,000	280,909
CIT Group, Inc., 5.850%, 9/15/2016(b)		20,000	17,658
General Electric Capital Corp., Series GMTN, 3.485%, 3/08/2012	SGD	500,000	347,741
International Lease Finance Corp., 5.750%, 6/15/2011(b)		205,000	207,571
iStar Financial, Inc., 5.150%, 3/01/2012(b)		350,000	302,476

			1,160,759

Paper – 0.0%
MeadWestvaco Corp., 6.850%, 4/01/2012		5,000	5,281

Pharmaceuticals – 0.7%
Abbott Laboratories, 5.150%, 11/30/2012(b)		240,000	245,291
Schering-Plough Corp., 5.300%, 12/01/2013		5,000	5,059

			250,350

Pipelines – 1.0%
Kinder Morgan Energy Partners LP, 5.000%, 12/15/2013		185,000	179,483
Spectra Energy Capital LLC, 5.668%, 8/15/2014		175,000	173,905

			353,388

Railroads – 1.7%
Burlington Northern Santa Fe Corp., 6.125%, 3/15/2009		205,000	207,703
CSX Corp., 6.750%, 3/15/2011		200,000	209,871

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Railroads – continued
Union Pacific Corp., 5.750%, 11/15/2017	$160,000	$159,392

		576,966

BONDS AND NOTES – continued
Real Estate Investment Trusts – 3.2%
Camden Property Trust, 4.375%, 1/15/2010(b)	5,000	4,876
Colonial Realty LP, 4.750%, 2/01/2010	55,000	53,697
Developers Diversified Realty Corp., 3.875%, 1/30/2009	10,000	9,771
ERP Operating LP, 6.625%, 3/15/2012	10,000	10,381
Federal Realty Investment Trust, 5.400%, 12/01/2013	215,000	212,545
First Industrial LP, 5.250%, 6/15/2009	10,000	10,042
ProLogis Trust, 5.500%, 4/01/2012	410,000	408,580
Simon Property Group LP, 3.750%, 1/30/2009	400,000	394,723
Simon Property Group LP, 4.600%, 6/15/2010	5,000	4,970
Simon Property Group LP, 4.875%, 3/18/2010	5,000	5,006

		1,114,591

Retailers – 1.2%
CVS Caremark Corp., 5.750%, 6/01/2017	160,000	161,030
J.C. Penney Co., Inc., 5.750%, 2/15/2018	50,000	46,966
Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012	205,000	199,730

		407,726

Supermarkets – 0.6%
Kroger Co., 6.200%, 6/15/2012	50,000	52,101
Kroger Co., 6.375%, 3/01/2008	10,000	10,018
Kroger Co., 6.400%, 8/15/2017	35,000	36,607
Kroger Co., 6.750%, 4/15/2012	115,000	122,067

		220,793

Technology – 4.1%
Agilent Technologies, Inc., 6.500%, 11/01/2017	120,000	121,900
Corning, Inc., 6.200%, 3/15/2016	45,000	46,363
Equifax, Inc., 7.000%, 7/01/2037	85,000	80,652
IBM International Group Capital, 5.050%, 10/22/2012	230,000	234,298
Jabil Circuit, Inc., 5.875%, 7/15/2010	350,000	354,179
National Semiconductor Corp., 6.600%, 6/15/2017	175,000	181,459
Pitney Bowes, Inc., 5.250%, 1/15/2037	225,000	221,787
Xerox Corp., 6.400%, 3/15/2016	170,000	173,958

		1,414,596

Treasuries – 17.6%
U.S. STRIPS, Zero Coupon Bond, 2/15/2015	275,000	208,135
U.S. Treasury Notes, 4.000%, 11/15/2012(b)	240,000	246,469
U.S. Treasury Notes, 4.000%, 2/15/2015(b)	320,000	324,525
U.S. Treasury Notes, 4.250%, 8/15/2014(b)	400,000	413,594
U.S. Treasury Notes, 4.625%, 11/15/2016(b)(d)	655,000	685,959
U.S. Treasury Notes, 4.625%, 2/15/2017(b)	650,000	679,555
U.S. Treasury Notes, 4.750%, 11/15/2008(b)	985,000	996,081
U.S. Treasury Notes, 4.750%, 8/15/2017(b)	2,415,000	2,550,655

		6,104,973

Wireless – 1.0%
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	5,000	4,700
Sprint Nextel Corp., 6.000%, 12/01/2016	170,000	162,825

5

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wireless – continued
Vodafone Group Plc, 5.350%, 2/27/2012	$175,000	$176,221

		343,746

Wirelines – 2.0%
AT&T, Inc., 5.100%, 9/15/2014	180,000	178,138
Embarq Corp., 7.995%, 6/01/2036	155,000	163,345
Qwest Corp., 5.625%, 11/15/2008	110,000	109,450
Verizon New England, Inc., 6.500%, 9/15/2011	5,000	5,250
Verizon Virginia, Inc., 4.625%, 3/15/2013	230,000	222,160

		678,343

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $34,335,619)		34,261,423

TOTAL BONDS AND NOTES
(Identified Cost $34,335,619)		34,261,423

	Shares/Principal Amount (‡)
SHORT-TERM INVESTMENTS – 26.0%
State Street Securities Lending Quality Trust(e)	8,826,459	8,826,459
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07 at 3.250% to be repurchased at $209,308 on 1/02/08 collateralized by $210,000 Federal Home Loan Mortgage Corp. 5.750% due 4/15/08 with value of $213,413 including accrued interest(f)	$209,000	209,000

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $9,035,459)		9,035,459

TOTAL INVESTMENTS – 124.5%
(Identified Cost $43,371,078)(a)		43,296,882
Other assets less liabilities—(24.5)%		(8,525,949)

NET ASSETS – 100.0%		$34,770,933

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

6

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2007, the net unrealized depreciation on investments based on a cost of $43,423,561 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$382,336
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(509,015)

Net unrealized depreciation	$(126,679)

At September 30, 2007, the Fund had a capital loss carryover of approximately $516,936 of which $3,797 expires on September 30, 2013, $186,919 expires on September 30, 2014 and $326,220 expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $8,702,693 and $8,826,459, respectively.

(c)	Variable rate security. Rate as of December 31, 2007 is disclosed.

(d)	All or a portion of this security is held as collateral for open futures contracts.

(e)	Represents investments of security lending collateral.

(f)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

GMTN	Global Medium Term Note

MTN	Medium Term Note

STRIPS	Separate Trading of Registered Interest and Principal of Securities

Key to Abbreviations:

SGD	Singapore Dollar

7

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

At December 31, 2007, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value	Market Value	Unrealized Appreciation
10 Year U.S. Treasury Note	3/19/2008	9	$1,019,240	$1,020,516	$1,276

HOLDINGS AT DECEMBER 31, 2007 AS A PERCENTAGE ON NET ASSETS (Unaudited)

Mortgage Related	26.6%	Non-Captive Diversified	3.3%
Treasuries	17.6	Real Estate Investment Trusts	3.2
Banking	9.5	Electric	2.1
Asset-Backed Securities	6.8	Wirelines	2.0
Brokerage	5.3	Other, less than 2% each	18.0
Technology	4.1

8

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 93.6% of Net Assets
NON-CONVERTIBLE BONDS – 92.8%
Aerospace & Defense – 0.1%
Boeing Capital Corp., 6.500%, 2/15/2012		$165,000	$177,137

Airlines – 2.2%
Delta Air Lines, Inc., 8.021%, 8/10/2022, 144A		2,445,000	2,371,650
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A		3,455,000	3,554,241

			5,925,891

Asset-Backed Securities – 1.6%
CNH Equipment Trust, Series 2004-A, Series A4B, 3.480%, 9/15/2011		317,270	315,913
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029		2,500,000	2,339,147
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021		453,381	442,545
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, 6.287%, 6/25/2021		455,000	324,087
Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.804%, 7/25/2034(c)		500,000	419,743
Navistar Financial Corp. Owner Trust, Series 2005-A, Class A3, 4.220%, 2/15/2010		164,283	163,526
Onyx Acceptance Grantor Trust, Series 2004-B, Class A4, 3.890%, 2/15/2011		305,879	304,377
USAA Auto Owner Trust, Series 2004-2, Class A4, 3.580%, 2/15/2011		49,571	49,526

			4,358,864

Automotive – 0.7%
Ford Motor Co., 6.375%, 2/01/2029		2,665,000	1,772,225
Ford Motor Credit Co. LLC, 7.375%, 10/28/2009		150,000	141,187

			1,913,412

Banking – 8.4%
BAC Capital Trust VI, 5.625%, 3/08/2035		1,045,000	892,510
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	940,000,000	1,013,961
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	70,000,000	2,283,440
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	1,950,000,000	2,124,678
Barclays Financial LLC, Series EMTN, 4.100%, 3/22/2010, 144A	THB	17,000,000	553,632
BNP Paribas SA, Series EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	7,484,000,000	593,222
Citibank NA, 15.000%, 7/02/2010, 144A	BRL	4,000,000	2,466,742
Countrywide Financial Corp., 6.250%, 5/15/2016(d)		230,000	132,381
HSBC Bank USA, Zero Coupon Bond, 4/18/2012, 144A	MYR	2,015,000	537,232
HSBC Bank USA, 3.310%, 8/25/2010, 144A		2,000,000	2,280,000
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	8,972,574,000	725,830
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	5,376,000,000	434,602
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	8,035,000	3,433,513
JPMorgan Chase & Co., 6.750%, 2/01/2011		60,000	63,000
JPMorgan Chase & Co., Series EMTN, Zero Coupon Bond, 6/08/2012, 144A	MYR	1,663,795	428,199
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A	IDR	9,533,078,500	804,260

1

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
Rabobank Nederland, Series EMTN, 13.500%, 1/28/2008, 144A	ISK	220,000,000	$3,496,904
Washington Mutual Finance Corp., 6.875%, 5/15/2011		135,000	142,221

			22,406,327

Brokerage – 0.3%
Bear Stearns Co., Inc. (The), 5.550%, 1/22/2017(d)		230,000	206,129
Lehman Brothers Holdings, Inc., Series G, MTN, 3.950%, 11/10/2009		230,000	224,188
Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015		235,000	221,611
Morgan Stanley, 4.750%, 4/01/2014		245,000	229,529

			881,457

Building Materials – 0.2%
Masco Corp., 5.850%, 3/15/2017		500,000	485,097

Chemicals – 1.0%
Lubrizol Corp., 6.500%, 10/01/2034		1,680,000	1,650,531
Methanex Corp., 6.000%, 8/15/2015		980,000	956,352

			2,606,883

Construction Machinery – 0.0%
John Deere Capital Corp., 3.900%, 1/15/2008		60,000	59,979

Diversified Manufacturing – 0.1%
General Electric Co., 5.000%, 2/01/2013		310,000	313,944

Electric – 3.4%
Bruce Mansfield Unit, 6.850%, 6/01/2034		1,550,000	1,595,306
Cleveland Electric Illuminating Co., 5.950%, 12/15/2036		960,000	878,462
Commonwealth Edison Co., 4.700%, 4/15/2015		555,000	522,763
Commonwealth Edison Co., 4.750%, 12/01/2011(e)		51,000	46,120
Commonwealth Edison Co., 5.875%, 2/01/2033		1,180,000	1,094,496
Dominion Resources, Inc., 5.950%, 6/15/2035		385,000	359,803
Duke Energy Carolinas, 4.200%, 10/01/2008		460,000	457,109
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027(d)		1,000,000	1,113,624
MidAmerican Energy Holdings Co., 6.125%, 4/01/2036		445,000	443,940
MidAmerican Energy Holdings Co., 6.500%, 9/15/2037		1,035,000	1,080,836
Nisource Finance Corp., 6.150%, 3/01/2013		195,000	201,020
Nisource Finance Corp., 6.400%, 3/15/2018		1,255,000	1,252,178

			9,045,657

Entertainment – 1.3%
Time Warner, Inc., 6.500%, 11/15/2036		410,000	398,933
Time Warner, Inc., 6.625%, 5/15/2029		870,000	856,536
Time Warner, Inc., 6.950%, 1/15/2028		375,000	382,661
Time Warner, Inc., 7.625%, 4/15/2031		245,000	271,122
Time Warner, Inc., 7.700%, 5/01/2032		160,000	177,769
Viacom, Inc., Class B, 6.875%, 4/30/2036		1,325,000	1,328,612

			3,415,633

Food & Beverage – 1.4%
Anheuser-Busch Cos, Inc., 5.950%, 1/15/2033(d)		995,000	1,006,657
Anheuser-Busch Cos, Inc., 6.450%, 9/01/2037(d)		1,270,000	1,376,558
Cia Brasileira de Bebidas, 8.750%, 9/15/2013		1,025,000	1,165,938

2

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Food & Beverage – continued
Kraft Foods, Inc., 6.250%, 6/01/2012		$210,000	$218,157

			3,767,310

Foreign Local Governments – 1.0%
Province of Alberta, 5.000%, 12/16/2008	CAD	2,000,000	2,044,136
Province of Alberta, 5.930%, 9/16/2016	CAD	450,718	489,476

			2,533,612

Government Owned—No Guarantee – 0.0%
Pemex Project Funding Master Trust, 6.125%, 8/15/2008		11,000	11,034

Healthcare – 1.2%
Covidien International Finance, 6.000%, 10/15/2017, 144A		900,000	931,261
Covidien International Finance, 6.550%, 10/15/2037, 144A		900,000	934,682
HCA, Inc., 5.750%, 3/15/2014		1,000,000	830,000
HCA, Inc., 6.250%, 2/15/2013		150,000	131,250
HCA, Inc., 7.050%, 12/01/2027		100,000	76,372
HCA, Inc., 7.750%, 7/15/2036		250,000	200,865

			3,104,430

Home Construction – 3.1%
Centex Corp., 5.250%, 6/15/2015		380,000	321,788
Lennar Corp., Series B, 5.600%, 5/31/2015		1,250,000	952,528
Lennar Corp., Series B, 6.500%, 4/15/2016(d)		770,000	602,426
Pulte Homes, Inc., 5.200%, 2/15/2015		1,265,000	1,046,356
Pulte Homes, Inc., 6.000%, 2/15/2035		3,340,000	2,518,423
Pulte Homes, Inc., 6.375%, 5/15/2033		1,455,000	1,102,272
Toll Brothers Finance Corp., 5.150%, 5/15/2015		1,725,000	1,565,368

			8,109,161

Hybrid ARMS – 0.7%
Federal National Mortgage Association, 6.050%, 2/01/2037(c)		457,747	467,695
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 6.368%, 9/25/2036(c)		607,744	608,820
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.588%, 7/25/2035(c)		436,493	436,219
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 4.995%, 10/25/2035(c)		369,666	371,673

			1,884,407

Independent Energy – 1.9%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		1,365,000	1,389,884
Anadarko Petroleum Corp., 6.450%, 9/15/2036		1,215,000	1,237,278
Apache Corp., 6.000%, 1/15/2037		1,940,000	1,924,137
Talisman Energy, Inc., 5.850%, 2/01/2037		15,000	14,025
XTO Energy, Inc., 6.100%, 4/01/2036		65,000	63,454
XTO Energy, Inc., 6.750%, 8/01/2037		435,000	466,594

			5,095,372

Local Authorities – 1.9%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034		1,110,000	1,044,355
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	1,735,000	1,467,893
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046		2,900,000	2,517,113

			5,029,361

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Media Cable – 2.6%
Comcast Corp., 5.650%, 6/15/2035	$1,980,000	$1,812,379
Comcast Corp., 6.450%, 3/15/2037	1,265,000	1,287,999
Comcast Corp., 6.500%, 11/15/2035	1,570,000	1,602,089
Comcast Corp., 6.950%, 8/15/2037	2,000,000	2,158,544

		6,861,011

Media Non-Cable – 1.2%
Clear Channel Communications, Inc., 5.750%, 1/15/2013	250,000	207,010
News America, Inc., 6.200%, 12/15/2034	950,000	936,500
News America, Inc., 6.400%, 12/15/2035	1,980,000	2,003,059

		3,146,569

Metals & Mining – 0.0%
Teck Cominco Ltd., 7.000%, 9/15/2012	100,000	108,667

Mortgage Related – 7.7%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.353%, 9/10/2047(c)	160,000	159,314
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2, 5.334%, 9/10/2045, Class A(c)	220,000	221,359
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A2, 5.270%, 12/11/2040	280,000	281,324
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	360,000	365,581
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	155,000	156,164
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.961%, 6/10/2046(c)	480,000	497,157
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020	368,870	358,146
Federal Home Loan Mortgage Corp., 4.000%, 7/01/2019	351,633	337,579
Federal Home Loan Mortgage Corp., 4.500%, 4/01/2019	730,671	718,177
Federal Home Loan Mortgage Corp., 5.000%, 5/01/2034	221,118	216,046
Federal Home Loan Mortgage Corp., 5.500%, 8/01/2033	559,997	559,836
Federal Home Loan Mortgage Corp., 5.500%, 2/01/2037	676,434	675,123
Federal Home Loan Mortgage Corp., 6.000%, 2/01/2020	266,712	272,726
Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	467,721	475,689
Federal Home Loan Mortgage Corp., 6.500%, 10/15/2008	70,375	70,242
Federal Home Loan Mortgage Corp., 10.000%, 8/01/2018	3,888	4,459
Federal Home Loan Mortgage Corp., 10.000%, 10/01/2018	2,654	3,035
Federal Home Loan Mortgage Corp., 10.250%, 12/01/2009	5,395	5,495

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035	$675,000	$674,073
Federal National Mortgage Association, 4.000%, 1/01/2020	186,962	179,332
Federal National Mortgage Association, 4.500%, 3/01/2035	288,529	273,637
Federal National Mortgage Association, 4.500%, 9/01/2035	400,188	378,966
Federal National Mortgage Association, 5.000%, 2/01/2018	120,688	120,979
Federal National Mortgage Association, 5.000%, 6/01/2020	349,919	350,262
Federal National Mortgage Association, 5.000%, 4/01/2034	210,831	205,943
Federal National Mortgage Association, 5.000%, 5/01/2034	225,718	220,485
Federal National Mortgage Association, 5.000%, 5/01/2035	387,365	378,173
Federal National Mortgage Association, 5.000%, 6/01/2035	270,591	264,170
Federal National Mortgage Association, 5.000%, 6/01/2035	159,695	155,905
Federal National Mortgage Association, 5.000%, 8/01/2035	391,662	382,369
Federal National Mortgage Association, 5.500%, 9/01/2016	87,357	88,706
Federal National Mortgage Association, 5.500%, 8/01/2019	55,543	56,320
Federal National Mortgage Association, 5.500%, 12/01/2032	125,038	125,261
Federal National Mortgage Association, 5.500%, 1/01/2033	290,246	290,763
Federal National Mortgage Association, 5.500%, 6/01/2033	424,469	425,355
Federal National Mortgage Association, 5.500%, 7/01/2033	619,433	619,892
Federal National Mortgage Association, 5.500%, 9/01/2034	245,977	245,990
Federal National Mortgage Association, 5.500%, 3/01/2035	82,733	82,738
Federal National Mortgage Association, 5.500%, 3/01/2035	72,043	71,999
Federal National Mortgage Association, 5.500%, 5/01/2035	82,058	82,008
Federal National Mortgage Association, 5.500%, 8/01/2035	156,394	156,298
Federal National Mortgage Association, 5.500%, 12/01/2035	350,929	350,715
Federal National Mortgage Association, 5.500%, 1/01/2036	19,033	19,021

5

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal National Mortgage Association, 5.500%, 2/01/2036	$8,020	$8,015
Federal National Mortgage Association, 5.500%, 4/01/2036	444,842	444,571
Federal National Mortgage Association, 5.500%, 6/01/2036	105,750	105,636
Federal National Mortgage Association, 5.743%, 9/01/2036(c)	510,753	517,549
Federal National Mortgage Association, 6.000%, 12/01/2018	32,668	33,485
Federal National Mortgage Association, 6.000%, 12/01/2020	39,350	40,289
Federal National Mortgage Association, 6.000%, 3/01/2021	408,336	418,594
Federal National Mortgage Association, 6.000%, 10/01/2028	30,067	30,748
Federal National Mortgage Association, 6.000%, 10/01/2033	687,660	699,687
Federal National Mortgage Association, 6.500%, 2/01/2011	5,774	5,900
Federal National Mortgage Association, 6.500%, 10/01/2031	93,358	96,540
Federal National Mortgage Association, 6.500%, 10/01/2033	52,819	54,540
Federal National Mortgage Association, 6.500%, 10/01/2033	103,174	106,536
Federal National Mortgage Association, 6.500%, 10/01/2033	69,402	71,664
Federal National Mortgage Association, 6.500%, 11/01/2033	97,966	101,158
Federal National Mortgage Association, 7.000%, 4/25/2020	51,690	54,178
Government National Mortgage Association, 6.500%, 2/20/2028	171,052	177,482
Government National Mortgage Association, 7.000%, 11/20/2025	6,324	6,698
Government National Mortgage Association, 10.000%, 5/15/2018	16,154	18,643
Government National Mortgage Association, 10.000%, 8/15/2018	10,181	11,750
Government National Mortgage Association, 10.000%, 12/15/2018	50,917	58,761
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	485,000	485,824
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	805,000	771,651
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	350,000	355,458
JP Morgan Chase Commercial Mortgage Securities Corp.,Series 2006-LDP7, Class A4, 6.065%, 4/15/2045(c)	600,000	624,277

6

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030		$480,000	$460,271
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.883%, 6/15/2038(c)		180,000	187,844
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039		390,000	391,343
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2, 5.303%, 2/15/2040		915,000	917,577
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039(c)		335,000	337,949
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 6.105%, 6/12/2046(c)		235,000	245,270
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042		350,000	340,688
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047		425,000	412,660
Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021		387,457	387,636

			20,557,684

Non-Captive Consumer – 1.4%
American General Finance Corp., Series H, 5.375%, 10/01/2012		45,000	44,456
American General Finance Corp., Series MTN, 6.900%, 12/15/2017		2,355,000	2,357,355
Countrywide Financial Corp., Series A, MTN, 5.211%, 12/19/2008(c)		50,000	40,887
Countrywide Home Loans, Inc., 4.000%, 3/22/2011		144,000	103,976
HSBC Finance Corp., 8.000%, 7/15/2010		205,000	218,504
Residential Capital LLC, 8.000%, 6/01/2012		380,000	233,700
Residential Capital LLC, 8.375%, 6/30/2015		155,000	93,775
SLM Corp., 6.500%, 6/15/2010	NZD	970,000	673,003

			3,765,656

Non-Captive Diversified – 3.4%
CIT Group, Inc., 5.650%, 2/13/2017		15,000	13,168
CIT Group, Inc., 5.800%, 7/28/2011(d)		240,000	231,079
CIT Group, Inc., 5.850%, 9/15/2016		15,000	13,243
CIT Group, Inc., 6.000%, 4/01/2036		925,000	748,178
GMAC LLC, 5.625%, 5/15/2009		2,500,000	2,358,665
General Electric Capital Corp., 6.500%, 9/28/2015	NZD	5,535,000	3,873,160
General Electric Capital Corp., Series EMTN, 6.750%, 9/26/2016	NZD	400,000	286,647
General Electric Capital Corp., Series A, MTN, 6.000%, 6/15/2012		735,000	770,528
International Lease Finance Corp., 4.350%, 9/15/2008		50,000	49,656
International Lease Finance Corp., 6.375%, 3/15/2009		725,000	733,197

			9,077,521

Oil Field Services – 0.1%
Weatherford International Ltd., 6.500%, 8/01/2036		195,000	194,736

Paper – 1.1%
Georgia-Pacific Corp., 7.250%, 6/01/2028		1,500,000	1,320,000

7

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Paper – continued
International Paper Co., 4.000%, 4/01/2010		$500,000		$495,064
International Paper Co., 4.250%, 1/15/2009		1,000,000		989,874

				2,804,938

Pipelines – 1.4%
DCP Midstream LP, 6.450%, 11/03/2036, 144A		635,000		617,773
El Paso Corp., 6.950%, 6/01/2028		350,000		331,336
Enterprise Products Operating LP, 6.300%, 9/15/2017		680,000		695,747
Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014		145,000		141,281
NGPL Pipeco LLC, 7.119%, 12/15/2017, 144A		965,000		989,461
Southern Natural Gas Co., 5.900%, 4/01/2017, 144A		810,000		796,689
Spectra Energy Capital LLC, 5.500%, 3/01/2014		230,000		229,352

				3,801,639

Property & Casualty Insurance – 1.8%
Allstate Corp., 5.950%, 4/01/2036		470,000		441,020
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014		65,000		63,303
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015		1,842,000		1,783,021
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033(d)		2,360,000		2,055,893
Progressive Corp., 7.000%, 10/01/2013		150,000		166,467
Willis North America, Inc., 6.200%, 3/28/2017		225,000		224,505

				4,734,209

Railroads – 1.1%
Canadian Pacific Railway Ltd., 4.900%, 6/15/2010, 144A	CAD	1,000,000		1,007,528
Canadian Pacific Railway Ltd., 5.950%, 5/15/2037		115,000		103,677
CSX Corp., 6.000%, 10/01/2036		210,000		190,594
CSX Corp., 6.250%, 3/15/2018		670,000		673,422
Missouri Pacific Railroad Co., 5.000%, 1/01/2045		190,000		129,200
Union Pacific Corp., 3.875%, 2/15/2009		325,000		322,229
Union Pacific Corp., 5.375%, 6/01/2033		415,000		363,643

				2,790,293

Real Estate Investment Trusts – 1.8%
Colonial Realty LP, 4.800%, 4/01/2011		1,840,000		1,795,168
Colonial Realty LP, 5.500%, 10/01/2015		290,000		262,911
Equity One, Inc., 6.000%, 9/15/2017		1,000,000		938,572
Highwoods Properties, Inc., 7.500%, 4/15/2018		1,075,000		1,127,291
Realty Income Corp., 6.750%, 8/15/2019		500,000		515,810

				4,639,752

Retailers – 1.3%
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		230,000		205,531
Lowes Cos., Inc., 6.650%, 9/15/2037		975,000		988,839
Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012		355,000		345,875
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		2,275,000		1,982,790

				3,523,035

Sovereigns – 13.4%
Canadian Government, 4.000%, 6/01/2016	CAD	1,000,000		1,015,350
Canadian Government, 4.250%, 9/01/2008	CAD	17,300,000		17,564,334
Canadian Government, 4.250%, 9/01/2009	CAD	4,070,000		4,153,012
Canadian Government, Series WH31, 6.000%, 6/01/2008	CAD	2,050,000		2,094,492
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	140,000	(††)	1,257,708

8

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Sovereigns – continued
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	460,000	(††)	$4,384,505
New South Wales Treasury Corp. Series 10RG, 7.000%, 12/01/2010	AUD	2,625,000		2,288,254
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	1,355,000		1,134,089
Republic of South Africa, 13.000%, 8/31/2010	ZAR	10,135,000		1,605,887

				35,497,631

Supranational – 3.4%
European Investment Bank, 4.600%, 1/30/2037, 144A	CAD	1,900,000		1,924,314
Inter-American Development Bank, Series EMTN, Zero Coupon Bond, 5/11/2009	BRL	9,000,000		4,183,989
Inter-American Development Bank, Series EMTN, 6.000%, 12/15/2017	NZD	4,375,000		3,025,022

				9,133,325

Technology – 2.6%
Avnet, Inc., 6.000%, 9/01/2015		1,970,000		1,966,549
Avnet, Inc., 6.625%, 9/15/2016		270,000		283,138
Corning, Inc., 6.850%, 3/01/2029		10,000		10,564
Corning, Inc., 7.250%, 8/15/2036		1,565,000		1,703,487
International Business Machines Corp., 4.750%, 11/29/2012		795,000		800,842
Intuit, Inc., 5.750%, 3/15/2017		635,000		624,717
Motorola, Inc., 5.220%, 10/01/2097		1,000,000		739,569
Motorola, Inc., 6.500%, 9/01/2025		190,000		184,510
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		500,000		558,824

				6,872,200

Textile – 0.3%
Kellwood Co., 7.625%, 10/15/2017		1,000,000		780,000

Tobacco – 0.6%
Buckeye Ohio Tobacco Settlement, Series A-2, 5.875%, 6/01/2047		750,000		715,358
Reynolds American, Inc., 6.750%, 6/15/2017		735,000		748,614
Reynolds American, Inc., 7.250%, 6/15/2037		195,000		197,083

				1,661,055

Transportation Services – 1.5%
APL Ltd., 8.000%, 1/15/2024(e)		100,000		84,000
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(f)		3,429,237		4,012,207

				4,096,207

Treasuries – 8.2%
U.S. Treasury Bonds, 4.750%, 2/15/2037(d)		6,500,000		6,802,653
U.S. Treasury Bonds, 5.375%, 2/15/2031(d)		12,260,000		13,812,619
U.S. Treasury Bonds, 6.000%, 2/15/2026(d)		330,000		390,535
U.S. Treasury Notes, 4.250%, 11/15/2013(d)		330,000		342,143
U.S. Treasury STRIPS, Zero Coupon Bond, 2/15/2036(d)		1,885,000		539,266

				21,887,216

Wireless – 1.4%
America Movil SAB de CV, 4.125%, 3/01/2009		500,000		496,853
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		140,000		137,917
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		470,000		441,785
Sprint Capital Corp., 6.875%, 11/15/2028		359,000		340,462

9

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wireless – continued
Sprint Nextel Corp., 6.000%, 12/01/2016	$366,000	$350,552
Telephonic Emisones SAU, 6.421%, 6/20/2016	185,000	194,687
Vodafone Group Plc, 6.150%, 2/27/2037	1,725,000	1,703,645

		3,665,901

Wirelines – 6.0%
AT&T Corp., 6.500%, 3/15/2029	1,310,000	1,285,920
AT&T, Inc., 6.150%, 9/15/2034	545,000	544,088
AT&T, Inc., 6.500%, 9/01/2037	965,000	1,009,079
BellSouth Corp., 6.000%, 11/15/2034(d)	1,875,000	1,823,211
GTE Corp., 6.940%, 4/15/2028	50,000	53,557
New England Telephone & Telegraph, 7.875%, 11/15/2029	570,000	652,549
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	500,000	422,500
Telefonica Emisiones SAU, 7.045%, 6/20/2036	4,075,000	4,554,978
Verizon Communications, 5.850%, 9/15/2035	3,715,000	3,633,917
Verizon Maryland, Inc., 5.125%, 6/15/2033	290,000	249,942
Verizon New York, Inc., Series B, 7.375%, 4/01/2032	1,110,000	1,218,610
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	505,000	487,786

		15,936,137

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $235,361,099)		246,660,350

CONVERTIBLE BONDS – 0.8%
Independent Energy – 0.5%
Devon Energy Corp., 4.900%, 8/15/2008	200,000	348,750
Devon Energy Corp., 4.950%, 8/15/2008(d)	500,000	871,875

		1,220,625

Non-Captive Consumer – 0.1%
Countrywide Financial Corp., Series A, 1.743%, 4/15/2037, 144A(c)	122,000	95,135
Countrywide Financial Corp., Series B, 2.619%, 5/15/2037, 144A(c)	294,000	214,532

		309,667

Pharmaceuticals – 0.0%
Watson Pharmaceuticals, Inc., 1.750%, 3/15/2023	125,000	118,438

Technology – 0.2%
Avnet, Inc., 2.000%, 3/15/2034(d)	430,000	504,175
Maxtor Corp., 5.750%, 3/01/2012(e)	59,000	55,460
Richardson Electronics, Ltd., 7.750%, 12/15/2011	44,000	40,920

		600,555

Transportation Services – 0.0%
Builders Transportation, Inc., 6.500%, 5/01/2011(g)	129,000	—

TOTAL CONVERTIBLE BONDS
(Identified Cost $1,772,388)		2,249,285

TOTAL BONDS AND NOTES
(Identified Cost $237,133,487)		248,909,635

10

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – 0.7%
NON-CONVERTIBLE PREFERRED STOCKS – 0.1%
Electric Utilities – 0.1%
Connecticut Light & Power Co., 2.200%	263	$11,243
MDU Resources Group, Inc., 5.100%	360	35,989
Public Service Electric & Gas Co., 4.080%(d)	400	30,392
San Diego Gas & Electric Co., 4.500%	100	1,670
Union Electric Co., 4.500%	3,160	250,430

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $226,958)		329,724

CONVERTIBLE PREFERRED STOCKS – 0.6%
Capital Markets – 0.6%
Newell Financial Trust I, 5.250%, 12/01/2027
(Identified Cost $1,294,828)	33,050	1,507,906

TOTAL PREFERRED STOCKS
(Identified Cost $1,521,786)		1,837,630

	Shares/Principal Amount (‡)
SHORT-TERM INVESTMENTS – 15.9%
State Street Securities Lending Quality Trust(h)	29,708,590	29,708,590

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07 at 3.250% to be repurchased at $12,434,245 on 1/02/08 collateralized by $12,595,000 Federal Home Loan Bank, 4.125% due 4/18/08 with a value of $12,684,613 including accrued interest(i)	$12,432,000	12,432,000

Total Short-Term Investments
(Identified Cost $42,140,590)		42,140,590

TOTAL INVESTMENTS – 110.2%
(Identified Cost $280,795,863)(a)		292,887,855
Other assets less liabilities—(10.2)%		(27,014,835)

NET ASSETS – 100.0%		$265,873,020

11

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $281,081,377 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$16,558,519
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,752,041)

Net unrealized appreciation	$11,806,478

At September 30, 2007, the Fund had a capital loss carryover of approximately $332,729 of which $309,092 expires on September 30, 2014 and $23,637 expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(c)	Variable rate security. Rate as of December 31, 2007 is disclosed.

(d)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $29,350,938 and $29,708,590, respectively.

12

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

(e)	Illiquid security.

(f)	Non-income producing security.

(g)	Non-income producing security due to default or bankruptcy filing.

(h)	Represents investments of security lending collateral.

(i)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the total value of these securities amounted to $35,172,305 or 13.2% of net assets.

EMTN	Euro Medium Term Note

MTN	Medium Term Note

STRIPS	Separate Trading of Registered Interest and Principal of Securities

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; IDR: Indonesian Rupiah; KRW: South Korean Won; MXN: Mexican Peso; MYR: Malaysian Ringgit; NZD: New Zealand Dollar; THB: Thailand Baht; ZAR: South African Rand

HOLDINGS AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Sovereigns	13.4%
Banking	8.4
Treasuries	8.2
Mortgage Related	7.7
Wirelines	6.0
Supranational	3.4
Non-Captive Diversified	3.4
Electric	3.4
Home Construction	3.1
Technology	2.8
Media Cable	2.6
Independent Energy	2.4
Airlines	2.2
Other, less than 2% each	27.5

CURRENCY EXPOSURE AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	66.7%
Canadian Dollar	11.4
Brazilian Real	3.8
New Zealand Dollar	3.0
Mexican Peso	2.1
Other, less than 2% each	7.5

13

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Securitized Asset Fund

	Principal Amount	Value (†)
BONDS AND NOTES – 153.8% of Net Assets
NON-CONVERTIBLE BONDS – 153.8%
ABS Car Loan – 0.5%
Americredit Prime Automobile Receivables, Series 2007-2M, Class A2B, 5.623%, 11/08/2010(b)(c)	$1,705,000	$1,703,819

ABS Credit Card – 1.2%
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 9/20/2019(c)	4,215,000	4,219,218

ABS Home Equity – 1.3%
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A1, 4.975%, 6/25/2021(b)(c)	4,949,983	4,710,854

Asset-Backed Securities – 3.8%
Chase Issuance Trust, Series 2005-A9, Class A9, 5.048%, 11/15/2011(b)(c)	500,000	498,179
CNH Equipment Trust, Series 2004-A, Series A4B, 3.480%, 9/15/2011(c)	4,892,098	4,871,178
CNH Equipment Trust, Series 2007-B, Class A2A, 5.460%, 6/15/2010(c)	850,000	855,144
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035(c)	995,000	767,866
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021(c)	868,583	847,823
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, 6.287%, 6/25/2021(c)	895,000	637,489
Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035(b)(c)	2,355,000	1,727,001
Discover Card Master Trust, Series 2007-A1, Class A1, 5.650%, 3/16/2020(c)	3,305,000	3,300,824
Residential Asset Mortgage Products, Inc., Series 2004-RZ1, Class AI5, 4.070%, 7/25/2032(b)(c)	250,290	248,028

		13,753,532

Auto Loan – 0.1%
Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4, 3.820%, 7/15/2010(c)	276,443	274,412

Hybrid ARMs – 16.9%
Countrywide Home Loans, Series 2004-HYB4, Class 6A2, 5.455%, 4/20/2035(b)(c)	829,894	825,767
Federal Home Loan Mortgage Corp., 5.952%, 11/01/2036(b)(c)	8,560,449	8,804,061
Federal National Mortgage Association, 6.050%, 2/01/2037(b)(c)	8,796,007	8,987,171
First Horizon Alternative Mortgage Securities, Series 2006-AA3, Class A1, 6.320%, 6/25/2036(b)(c)	6,689,695	6,695,707
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 6.368%, 9/25/2036(b)(c)	7,333,717	7,346,706
JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 5.925%, 1/25/2037(b)(c)	1,644,877	1,651,462
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.588%, 7/25/2035(b)(c)	1,078,640	1,077,964
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY6, Class 2A1, 5.700%, 6/25/2037(b)(c)	7,970,564	7,863,724
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A6, 3.695%, 6/25/2033(b)(c)	914,536	911,614
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 2A2, 6.408%, 11/25/2036(b)(c)	15,124,022	15,414,915

1

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Hybrid ARMS – continued
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 4.996%, 10/25/2035(b)(c)	$1,021,621	$1,027,169

		60,606,260

Mortgage Related – 130.0%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047(b)(c)	120,000	120,310
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.353%, 9/10/2047(b)(c)	189,000	188,189
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.930%, 5/10/2045(b)(c)	350,000	361,743
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046(c)	460,000	465,182
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049(c)	5,375,000	5,451,198
Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037(c)	430,000	439,609
Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.480%, 2/15/2035(c)	175,000	183,408
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A2, 5.270%, 12/11/2040(c)	1,601,000	1,608,573
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A2, 4.556%, 2/13/2042(b)(c)	171,000	169,542
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A2, 5.688%, 9/11/2038(b)(c)	1,000,000	1,016,547
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044(c)	225,000	224,654
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.902%, 6/11/2040(b)(c)	150,000	154,348
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046(c)	1,057,000	1,064,938
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/2048(c)	5,000,000	5,097,306
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(b)(c)	250,000	258,936
Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036(c)	1,425,640	1,318,271
Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 6.030%, 7/25/2021(b)(c)	1,583,710	1,478,396
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020(c)	357,804	347,401
Federal Home Loan Mortgage Corp., 4.500%, 6/01/2021(c)	4,155,314	4,083,410
Federal Home Loan Mortgage Corp., 5.000%, 7/01/2020(c)	66,209	66,330
Federal Home Loan Mortgage Corp., 5.000%, 10/01/2020(c)	405,108	405,505
Federal Home Loan Mortgage Corp., 5.000%, 7/01/2035(c)	679,012	662,941
Federal Home Loan Mortgage Corp., 5.000%, 9/01/2035(c)	857,718	837,418
Federal Home Loan Mortgage Corp., 5.000%, 12/01/2035(c)	172,615	168,530
Federal Home Loan Mortgage Corp., 5.000%, 2/01/2036(c)	316,198	308,715
Federal Home Loan Mortgage Corp., 5.000%, 2/01/2036(c)	706,155	689,443
Federal Home Loan Mortgage Corp., 5.500%, 9/01/2021(c)	9,733,501	9,852,655
Federal Home Loan Mortgage Corp., 5.500%, 12/01/2021(c)	4,418,797	4,472,890

2

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal Home Loan Mortgage Corp., 5.500%, 5/01/2035(c)	$495,168	$494,338
Federal Home Loan Mortgage Corp., 5.500%, 7/01/2037(c)	4,346,006	4,337,034
Federal Home Loan Mortgage Corp., 5.500%, 7/01/2037(c)	1,974,257	1,970,181
Federal Home Loan Mortgage Corp., 5.500%, 8/01/2037(c)	4,946,396	4,936,185
Federal Home Loan Mortgage Corp., 5.987%, 2/01/2037(b)(c)	9,800,068	9,954,271
Federal Home Loan Mortgage Corp., 6.000%, 6/01/2037(c)	4,930,321	5,003,949
Federal Home Loan Mortgage Corp., 6.000%, 6/01/2037(c)	12,461,486	12,647,582
Federal Home Loan Mortgage Corp., 6.000%, 8/01/2037(c)	4,994,912	5,069,505
Federal Home Loan Mortgage Corp., 6.000%, 10/01/2037(c)	4,954,166	5,028,150
Federal Home Loan Mortgage Corp., 6.000%, 11/01/2037(c)	7,732,835	7,848,315
Federal Home Loan Mortgage Corp., 6.519%, 1/01/2035(b)(c)	539,889	543,926
Federal Home Loan Mortgage Corp. (TBA), 5.500%, 11/01/2034(d)	49,000,000	48,892,788
Federal Home Loan Mortgage Corp. (TBA), 6.000%, 8/01/2035(d)	19,000,000	19,279,072
Federal Home Loan Mortgage Corp. (TBA), 6.500%, 6/01/2034(d)	240,000	246,675
Federal Home Loan Mortgage Corp., Series 2613, Class HI, 5.500%, 2/15/2033(c)	1,025,293	193,804
Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035(c)	2,797,000	2,793,158
Federal National Mortgage Association, 4.500%, 7/01/2020(c)	1,062,065	1,044,575
Federal National Mortgage Association, 4.500%, 3/01/2021(c)	696,790	685,503
Federal National Mortgage Association, 4.500%, 10/01/2035(c)	890,729	843,493
Federal National Mortgage Association, 5.500%, 5/01/2035(c)	165,224	165,123
Federal National Mortgage Association, 5.500%, 12/01/2035(c)	249,006	248,854
Federal National Mortgage Association, 5.500%, 3/01/2036(c)	171,986	171,800
Federal National Mortgage Association, 5.500%, 4/01/2036(c)	418,646	418,194
Federal National Mortgage Association, 5.500%, 4/01/2036(c)	87,179	87,085
Federal National Mortgage Association, 5.500%, 4/01/2036(c)	2,606,104	2,604,514
Federal National Mortgage Association, 5.500%, 5/01/2036(c)	436,905	436,433
Federal National Mortgage Association, 5.500%, 5/01/2036(c)	683,633	682,894
Federal National Mortgage Association, 5.500%, 6/01/2036(c)	882,255	881,302
Federal National Mortgage Association, 5.500%, 6/01/2036(c)	1,552,478	1,550,801

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal National Mortgage Association, 5.500%, 6/01/2036(c)	$627,982	$627,304
Federal National Mortgage Association, 5.500%, 6/01/2036(c)	4,388,926	4,384,184
Federal National Mortgage Association, 5.500%, 8/01/2036(c)	733,146	732,354
Federal National Mortgage Association, 5.500%, 9/01/2036(c)	1,677,370	1,675,557
Federal National Mortgage Association, 5.500%, 12/01/2036(c)	9,484,316	9,474,069
Federal National Mortgage Association, 5.500%, 6/01/2037(c)	3,321,006	3,317,264
Federal National Mortgage Association, 5.743%, 9/01/2036(b)(c)	4,966,696	5,032,783
Federal National Mortgage Association, 6.000%, 5/01/2021(c)	229,713	235,221
Federal National Mortgage Association, 6.000%, 10/01/2034(c)	82,745	84,140
Federal National Mortgage Association, 6.000%, 4/01/2036(c)	342,433	347,807
Federal National Mortgage Association, 6.000%, 6/01/2036(c)	5,826,076	5,917,509
Federal National Mortgage Association, 6.000%, 9/01/2036(c)	1,347,005	1,368,144
Federal National Mortgage Association, 6.000%, 10/01/2036(c)	1,801,662	1,829,937
Federal National Mortgage Association, 6.000%, 11/01/2036(c)	4,591,133	4,663,185
Federal National Mortgage Association, 6.000%, 1/01/2037(c)	1,087,992	1,105,066
Federal National Mortgage Association, 6.000%, 10/01/2037(c)	6,592,453	6,695,023
Federal National Mortgage Association, 7.000%, 12/01/2037(c)	241,024	250,724
Federal National Mortgage Association (TBA), 5.500%, 9/01/2034(d)	12,000,000	11,985,000
Federal National Mortgage Association (TBA), 6.000%, 9/01/2035(d)	51,000,000	51,780,912
Federal National Mortgage Association (TBA), 6.500%, 10/01/2034(d)	53,450,000	54,936,551
Federal National Mortgage Association, Series 2003-26, Class 0I, 5.500%, 11/25/2032(c)	25,909,407	4,236,159
Federal National Mortgage Association, Series 2004-2, Class QK, 4.000%, 9/25/2017(c)	10,000,000	9,763,415
Government National Mortgage Association, 5.500%, 8/15/2033(c)	87,991	88,679
Government National Mortgage Association, 5.500%, 12/15/2035(c)	370,754	373,577
Government National Mortgage Association, 5.500%, 9/15/2036(c)	2,603,665	2,622,927
Government National Mortgage Association, 6.000%, 6/15/2036(c)	234,662	240,297

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Government National Mortgage Association, 6.000%, 5/15/2037(c)	$395,632	$405,104
Government National Mortgage Association, 6.500%, 9/15/2036(c)	1,178,878	1,217,782
Government National Mortgage Association, 6.500%, 2/15/2037(c)	1,172,303	1,210,855
Government National Mortgage Association, 6.500%, 7/20/2037(c)	3,702,458	3,823,070
Government National Mortgage Association (TBA), 5.500%, 3/01/2034(d)	10,130,000	10,202,814
Government National Mortgage Association (TBA), 6.000%, 10/01/2034(d)	6,000,000	6,142,500
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037(c)	305,000	305,518
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.381%, 3/10/2039(c)	2,005,000	2,015,405
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039(c)	5,000,000	5,029,519
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038(b)(c)	125,000	127,643
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, 4.475%, 7/10/2039, Class A(c)	1,130,000	1,117,037
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039(c)	7,495,000	7,184,502
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038(b)(c)	500,000	505,592
GS Mortgage Securities Corporation. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039(c)	4,449,000	4,492,979
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.260%, 3/15/2033(c)	184,018	190,885
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.345%, 12/15/2044(b)(c)	7,000,000	6,970,822
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2, 6.051%, 4/15/2045(b)(c)	1,065,000	1,090,276
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049(c)	4,085,000	4,088,786
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030(c)	275,000	270,332
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/2039(b)(c)	2,440,000	2,498,956
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2, 5.300%, 11/15/2038(c)	2,460,000	2,469,879
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2, 5.303%, 2/15/2040(c)	10,820,000	10,850,477
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.797%, 5/12/2039(b)(c)	1,000,000	1,015,927
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039(b)(c)	4,895,000	4,938,087
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.606%, 2/12/2039(b)(c)	1,000,000	1,013,745
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 6.105%, 6/12/2046(b)(c)	250,000	260,926
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.414%, 7/12/2046(b)(c)	1,000,000	1,005,623

5

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Morgan Stanley Capital I, Class A, 5.328%, 11/12/2041(c)	$5,000,000	$4,998,208
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042(c)	5,280,000	5,139,521
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, 5.374%, 11/14/2042(b)(c)	5,965,000	5,925,411
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047(c)	1,267,000	1,230,211
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.915%, 8/12/2041(b)(c)	555,000	566,506
Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(c)	800,210	794,132
Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(c)	3,435,455	3,437,035
Residential Accredit Loans, Inc., Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(c)	181,489	181,659
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.380%, 10/15/2041(c)	80,650	79,726

		467,121,130

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $548,373,349)		552,389,225

TOTAL BONDS AND NOTES
(Identified Cost $548,373,349)		552,389,225

SHORT-TERM INVESTMENTS – 2.0%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation dated 12/31/07 at 3.250% to be repurchased at $2,354,425 on 1/02/08 collateralized by $2,390,000 Federal Home Loan Bank, 2.750% due 3/14/08 with a value of $2,401,950 including accrued interest(e)	2,354,000	2,354,000
Federal Home Loan Mortgage Corp., Discount Notes, 1/14/2008	2,000,000	1,996,945
Federal National Mortgage Association, Discount Notes, Zero Coupon, 1/02/2008 (c)	1,750,000	1,750,000
Federal National Mortgage Association, Discount Notes, Zero Coupon, 1/14/2008	1,250,000	1,248,366

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $7,345,895)		7,349,311

TOTAL INVESTMENTS – 155.8%
(Identified Cost $555,719,244)(a)		559,738,536
Other assets less liabilities—(55.8)%		(200,493,101)

NET ASSETS – 100.0%		$359,245,435

6

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information(Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $555,719,244 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,273,827
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,254,535)

Net unrealized appreciation	$4,019,292

(b)	Variable rate security. Rate as of December 31, 2007 is disclosed.

(c)	All or a portion of this security has been segregated to cover requirements on TBA obligations and future contracts.

(d)	Delayed Delivery. The Fund may purchase or sell securities on a when issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

ARM	Adjustable Rate Mortgage.

TBA	To Be Announced.

7

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

At December 31, 2007, open futures contracts sold short were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value	Market Value	Unrealized Depreciation
10 Year U.S. Treasury Note	3/19/2008	413	$46,780,968	$46,830,328	$(49,361)
5 Year U.S. Treasury Note	3/31/2008	282	$31,041,374	$31,099,313	$(57,938)
Total unrealized depreciation					$(107,299)

HOLDINGS AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Mortgage Related	130.8%
Hybrid ARMS	16.9
Asset-Backed Securities	3.8
Other, less than 2% each	3.1

8

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Value Fund

	Shares	Value (†)
COMMON STOCKS – 95.3% of Net Assets

Aerospace & Defense – 3.0%
AAR Corp.(b)(c)	240,362	$9,140,967
Moog, Inc., Class A(b)(c)	250,546	11,477,512
Teledyne Technologies, Inc.(c)	210,408	11,221,059

		31,839,538

Air Freight & Logistics – 0.6%
Hub Group, Inc., Class A(c)	232,924	6,191,120

Auto Components – 0.5%
Gentex Corp.	293,044	5,207,392

Automobiles – 0.2%
Winnebago Industries, Inc.(b)	117,687	2,473,781

Building Products – 0.8%
Armstrong World Industries, Inc.(c)	202,079	8,105,389

Capital Markets – 1.2%
Investment Technology Group, Inc.(c)	79,626	3,789,402
JMP Group, Inc.(b)	349,813	2,966,414
Stifel Financial Corp.(b)(c)	116,865	6,143,593

		12,899,409

Chemicals – 2.7%
Cytec Industries, Inc.	166,244	10,237,305
FMC Corp.	140,832	7,682,386
Minerals Technologies, Inc.	94,458	6,323,963
Scotts Miracle-Gro Co., Class A	89,890	3,363,684
Zep, Inc.(b)(c)	91,179	1,264,653

		28,871,991

Commercial Banks – 6.6%
Colonial BancGroup, Inc. (The)(b)	378,014	5,118,310
CVB Financial Corp.(b)	325,846	3,369,248
East West Bancorp, Inc.(b)	151,343	3,667,041
First Community Bancorp(b)	126,481	5,216,076
First Midwest Bancorp, Inc.(b)	189,069	5,785,511
First State Bancorporation(b)	304,567	4,233,481
Hancock Holding Co.(b)	154,240	5,891,968
IBERIABANK Corp.(b)	149,863	7,006,095
Pennsylvania Commerce Bancorp, Inc.(b)(c)	103,495	2,882,336
Prosperity Bancshares, Inc.(b)	240,770	7,076,230
Signature Bank(b)(c)	238,646	8,054,302
Sterling Bancshares, Inc.	709,709	7,920,353
United Community Banks, Inc.(b)	199,904	3,158,483

		69,379,434

Commercial Services & Supplies – 5.6%
ABM Industries, Inc.	268,232	5,469,250
American Ecology Corp.(b)	211,811	4,973,322
Angelica Corp.(b)	15,086	288,143
Geo Group, Inc. (The)(c)	176,946	4,954,488
McGrath Rentcorp(b)	290,997	7,493,173

1

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Commercial Services & Supplies – continued
Rollins, Inc.(b)	808,634	$15,525,763
Standard Parking Corp.(b)(c)	236,434	11,464,685
Waste Connections, Inc.(c)	272,791	8,429,242

		58,598,066

Communications Equipment – 2.0%
ADTRAN, Inc.	240,518	5,142,275
Anaren, Inc.(b)(c)	359,272	5,924,395
CommScope, Inc.(b)(c)	72,997	3,592,183
Harris Stratex Networks, Inc., Class A(b)(c)	393,146	6,565,538

		21,224,391

Computers & Peripherals – 0.6%
Electronics for Imaging, Inc.(c)	270,458	6,079,896

Construction & Engineering – 0.3%
Michael Baker Corp.(c)	68,308	2,807,459

Construction Materials – 0.7%
Texas Industries, Inc.(b)	99,890	7,002,289

Consumer Finance – 1.4%
Dollar Financial Corp.(b)(c)	302,094	9,271,265
First Cash Financial Services, Inc.(b)(c)	392,990	5,769,093

		15,040,358

Containers & Packaging – 1.1%
Greif, Inc.	84,101	5,497,682
Rock-Tenn Co., Class A	226,356	5,751,706

		11,249,388

Distributors – 0.2%
Core-Mark Holding Co., Inc.(b)(c)	56,386	1,619,406

Diversified Consumer Services – 1.7%
INVESTools, Inc.(b)(c)	533,544	9,465,071
Jackson Hewitt Tax Service, Inc.(b)	264,902	8,410,638

		17,875,709

Diversified Telecommunication Services – 0.1%
SureWest Communications(b)	88,341	1,510,631

Electric Utilities – 1.7%
ALLETE, Inc.(b)	166,873	6,604,834
ITC Holdings Corp.	120,353	6,790,316
Portland General Electric Co.	158,641	4,407,047

		17,802,197

2

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Electrical Equipment – 3.4%
Acuity Brands, Inc.	135,367	$6,091,515
Belden, Inc.(b)	117,038	5,208,191
General Cable Corp.(b)(c)	131,439	9,631,850
Hubbell, Inc., Class B	68,188	3,518,501
II-VI, Inc.(b)(c)	248,714	7,598,212
Polypore International, Inc.(b)(c)	238,306	4,170,355

		36,218,624

Electronic Equipment & Instruments – 4.5%
Agilysys, Inc.(b)	438,676	6,632,781
Anixter International, Inc.(b)(c)	92,021	5,730,148
Excel Technology, Inc.(c)	158,757	4,302,315
Ingram Micro, Inc.(c)	392,211	7,075,486
Littelfuse, Inc.(c)	307,383	10,131,344
Rofin-Sinar Technologies, Inc.(c)	91,973	4,424,821
Vishay Intertechnology, Inc.(c)	504,753	5,759,232
X-Rite, Inc.(b)(c)	316,207	3,674,325

		47,730,452

Energy Equipment & Services – 3.4%
Dresser-Rand Group, Inc.(c)	203,672	7,953,392
Exterran Holdings, Inc.(b)(c)	75,638	6,187,188
Helix Energy Solutions Group, Inc.(c)	285,862	11,863,273
Oceaneering International, Inc.(c)	100,072	6,739,849
TETRA Technologies, Inc.(b)(c)	181,899	2,832,168

		35,575,870

Food & Staples Retailing – 1.8%
Casey’s General Stores, Inc.	182,396	5,400,746
Spartan Stores, Inc.(b)	369,970	8,453,814
Winn-Dixie Stores, Inc.(b)(c)	319,169	5,384,381

		19,238,941

Food Products – 1.3%
J & J Snack Foods Corp.	163,413	5,111,558
Ralcorp Holdings, Inc.(c)	142,987	8,692,180

		13,803,738

Gas Utilities – 1.4%
UGI Corp.	542,827	14,792,036

Health Care Equipment & Supplies – 1.4%
Orthofix International NV(c)	119,618	6,934,255
West Pharmaceutical Services, Inc.(b)	191,376	7,767,952

		14,702,207

Health Care Providers & Services – 1.7%
CorVel Corp.(c)	204,411	4,705,541
Healthspring, Inc.(c)	179,383	3,417,246
inVentiv Health, Inc.(c)	209,822	6,496,089

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Health Care Providers & Services – continued
Skilled Healthcare Group, Inc., Class A(b)(c)	210,826	$3,084,385

		17,703,261

Hotels, Restaurants & Leisure – 1.7%
Ambassadors International, Inc.(b)(c)	144,372	2,104,944
Bob Evans Farms, Inc.(b)	209,530	5,642,643
CEC Entertainment, Inc.(c)	255,138	6,623,382
Cosi, Inc.(b)(c)	1,347,608	3,018,642
McCormick & Schmick’s Seafood Restaurants, Inc.(b)(c)	65,243	778,349

		18,167,960

Industrial Conglomerates – 0.7%
Teleflex, Inc.	75,772	4,774,394
Walter Industries, Inc.	77,292	2,777,101

		7,551,495

Insurance – 6.0%
American Equity Investment Life Holding Co.(b)	545,081	4,518,721
American Physicians Capital, Inc.	84,891	3,519,581
Delphi Financial Group, Inc.	207,167	7,308,852
Employers Holdings, Inc.	245,063	4,095,003
First Mercury Financial Corp.(c)	226,818	5,534,359
Midland Co. (The)(b)	122,262	7,909,129
National Financial Partners Corp.(b)	253,756	11,573,811
Navigators Group, Inc.(c)	101,319	6,585,735
ProAssurance Corp.(c)	94,930	5,213,555
RLI Corp.(b)	118,611	6,735,919

		62,994,665

Internet Software & Services – 0.4%
United Online, Inc.	348,373	4,117,769

IT Services – 2.9%
Broadridge Financial Solutions, Inc.	503,376	11,290,724
Perot Systems Corp., Class A(c)	341,576	4,611,276
Wright Express Corp.(c)	401,288	14,241,711

		30,143,711

Leisure Equipment & Products – 0.4%
Steinway Musical Instruments, Inc.(b)(c)	163,932	4,519,605

Life Sciences Tools & Services – 0.7%
PerkinElmer, Inc.	275,579	7,170,566

Machinery – 5.2%
Actuant Corp., Class A(b)	262,530	8,928,645
Barnes Group, Inc.(b)	147,604	4,928,498
CLARCOR, Inc.(b)	148,690	5,645,759
Commercial Vehicle Group, Inc.(b)(c)	206,368	2,992,336
Harsco Corp.	133,221	8,535,469
Mueller Water Products, Inc., Class A(b)	372,290	3,544,201

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Machinery – continued
Nordson Corp.	107,402	$6,225,020
RBC Bearings, Inc.(c)	169,100	7,349,086
Wabtec Corp.	176,190	6,067,984

		54,216,998

Media – 3.2%
Alloy, Inc.(c)	227,725	2,145,170
Belo Corp., Class A	292,882	5,107,862
Interactive Data Corp.	251,125	8,289,636
John Wiley & Sons, Inc., Class A	290,926	12,463,270
Live Nation, Inc.(b)(c)	158,956	2,308,041
National CineMedia, Inc.(b)	128,596	3,241,905

		33,555,884

Metals & Mining – 1.2%
Haynes International, Inc.(b)(c)	53,143	3,693,439
Reliance Steel & Aluminum Co.(b)	156,692	8,492,706

		12,186,145

Multi-Utilities & Unregulated Power – 0.5%
NorthWestern Corp.(b)	167,516	4,941,722

Multiline Retail – 0.7%
Dollar Tree Stores, Inc.(c)	300,159	7,780,121

Oil, Gas & Consumable Fuels – 2.8%
ATP Oil & Gas Corp.(c)	88,927	4,494,371
Mariner Energy, Inc.(b)(c)	280,723	6,422,942
Parallel Petroleum Corp.(b)(c)	300,965	5,306,013
Penn Virginia Corp.	195,166	8,515,092
St. Mary Land & Exploration Co.	112,441	4,341,347

		29,079,765

Personal Products – 1.1%
Alberto-Culver Co.	454,085	11,143,246

Pharmaceuticals – 1.4%
Perrigo Co.	226,301	7,922,798
Sciele Pharma, Inc.(c)	330,230	6,753,203

		14,676,001

Real Estate Investment Trusts (REITs) – 2.4%
Corporate Office Properties Trust REIT	131,452	4,140,738
Health Care REIT, Inc.(b)	123,992	5,541,203
Kite Realty Group Trust REIT	382,486	5,840,561
LaSalle Hotel Properties REIT(b)	124,628	3,975,633
Potlatch Corp. REIT	126,676	5,629,481

		25,127,616

Road & Rail – 0.9%
Avis Budget Group, Inc.(c)	228,563	2,971,319

5

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Road & Rail – continued
Genesee & Wyoming, Inc., Class A(b)(c)	149,255	$3,607,493
Ryder System, Inc.	59,685	2,805,792

		9,384,604

Semiconductors & Semiconductor Equipment – 2.2%
Cohu, Inc.(b)	270,801	4,143,255
Diodes, Inc.(b)(c)	133,190	4,005,023
Exar Corp.(b)(c)	404,379	3,222,901
Fairchild Semiconductor International, Inc., Class A(c)	285,240	4,116,013
Verigy Ltd.(c)	298,400	8,107,528

		23,594,720

Software – 4.2%
Epicor Software Corp.(b)(c)	473,589	5,578,879
Intervoice, Inc.(c)	457,335	3,654,107
MicroStrategy, Inc., Class A(c)	44,223	4,205,607
Parametric Technology Corp.(c)	205,972	3,676,600
Progress Software Corp.(c)	264,537	8,909,606
Quest Software, Inc.(c)	322,603	5,948,799
Radiant Systems, Inc.(b)(c)	331,720	5,715,536
Sybase, Inc.(c)	239,014	6,235,875

		43,925,009

Specialty Retail – 2.0%
Borders Group, Inc.(b)	440,447	4,690,761
Jo-Ann Stores, Inc.(b)(c)	203,862	2,666,515
Sally Beauty Holdings, Inc.(b)(c)	715,737	6,477,420
Sonic Automotive, Inc., Class A(b)	396,806	7,682,164

		21,516,860

Textiles, Apparel & Luxury Goods – 2.6%
Carter’s, Inc.(b)(c)	186,876	3,616,051
FGX International Holdings Ltd.(c)	110,083	1,304,483
Fossil, Inc.(c)	305,349	12,818,551
Hanesbrands, Inc.(c)	337,301	9,164,468

		26,903,553

Trading Companies & Distributors – 0.5%
Genesis Lease Ltd., ADR	304,637	5,714,990

Water Utilities – 0.7%
American States Water Co.(b)	106,044	3,995,738

6

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Water Utilities – continued
Middlesex Water Co.(b)	179,689	$3,405,106

		7,400,844

TOTAL COMMON STOCKS
(Identified Cost $896,183,626)		991,356,822

EXCHANGE TRADED FUND– 1.0%
Diversified Financial Services – 1.0%
iShares Russell 2000 Value Index Fund(b)
(Identified Cost $11,484,376)	148,664	10,477,839

	Shares/Principal Amount
SHORT-TERM INVESTMENTS – 29.3%
State Street Securities Lending Quality Trust(d)	249,788,040	249,788,040
State Street Boston Corp., 1.5009%, 1/02/2008(e)	$58,398,000	58,395,567

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $308,183,607)		308,183,607

TOTAL INVESTMENTS – 124.6%
(Identified Cost $1,215,851,609)(a)		1,310,018,268
Other assets less liabilities—(24.6)%		(258,805,718)

NET ASSETS – 100.0%		$1,051,212,550

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

7

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $1,215,851,609 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$153,382,554
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(59,215,895)

Net unrealized appreciation	$94,166,659

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $242,691,390 and $249,788,040, respectively.

(c)	Non-income producing security.

(d)	Represents investments of security lending collateral.

(e)	Interest Rate represents annualized yield at time of purchase; not a coupon rate.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REIT	Real Estate Investment Trust.

8

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

HOLDINGS AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS ( Unaudited)

Commercial Banks	6.6%
Insurance	6.0
Commercial Services & Supplies	5.6
Machinery	5.2
Electronic Equipment & Instruments	4.5
Software	4.2
Electrical Equipment	3.4
Energy Equipment & Services	3.4
Media	3.2
Aerospace & Defense	3.0
IT Services	2.9
Oil, Gas & Consumable Fuels	2.8
Chemicals	2.7
Textiles, Apparel & Luxury Goods	2.6
Real Estate Investment Trusts	2.4
Semiconductors & Semiconductor Equipment	2.2
Specialty Retail	2.0
Communications Equipment	2.0
Other, less than 2% each	30.6

9

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	February 22, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 22, 2008